                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-05641
--------------------------------------------------------------------------------

                           The Park Avenue Portfolio
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     7 Hanover Square New York, N.Y. 10004
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



Frank L. Pepe                                 Thomas G. Sorell
The Park Avenue Portfolio                     The Park Avenue Portfolio
7 Hanover Square                              7 Hanover Square
New York, N.Y. 10004                          New York, N.Y. 10004

--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (800) 221-3253
--------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
--------------------------------------------------------------------------------

                    Date of reporting period: June 30, 2004
--------------------------------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Semiannual Report to Stockholders follows.

(Guardian Logo)

The Park Avenue Portfolio(R)

Semiannual Report
to Shareholders

June 30, 2004

The Guardian Park Avenue Fund(R)
The Guardian UBS Large Cap Value Fund(SM)
The Guardian Park Avenue Small Cap Fund(SM)
The Guardian UBS Small Cap Value Fund(SM)
The Guardian Asset Allocation Fund(SM)
The Guardian S&P 500 Index Fund(SM)
The Guardian Baillie Gifford International Growth Fund(SM)*
The Guardian Baillie Gifford Emerging Markets Fund(SM)
The Guardian Investment Quality Bond Fund(SM)
The Guardian Low Duration Bond Fund(SM)
The Guardian High Yield Bond Fund(SM)
The Guardian Tax-Exempt Fund(SM)
The Guardian Cash Management Fund(SM)


*Formerly known as The Guardian Baillie Gifford International Fund



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

--------------------------------------------------------------------------------
 Dear Shareholder:

[PHOTO]

Thomas G. Sorell
Thomas G. Sorell, C.F.A.
Chief Investment Officer

QUICK FACTS
.. Stocks posted meager returns during the first half of the year, while the bond market was essentially flat.

.. The Fed officially began the process of moving away from an accommodative monetary policy when it raised the target Fed Funds rate on June 30.

.. The Fed and investors are likely to closely follow inflation data to determine the extent and pace of future rate hikes.

.. We believe that investors should consider gravitating to higher quality stocks and bonds.


Concerns and Uncertainties Drive the Markets

   The first two quarters of the year proved to be a study in contrasts. In the first three months, investors questioned whether the strong economic expansion that occurred in the latter half of 2003 was sustainable. While extensive monetary and fiscal stimulus helped drive solid Gross Domestic Product (GDP) growth in the first quarter 2004, a weak labor market led to fears of a "jobless recovery." This proved to be the driving factor in the markets, causing bond yields to fall and fixed income securities to outperform their equity counterparts. (Gross Domestic Product measures the value of goods and services produced in an economy).

   Investor psychology then abruptly changed in the second quarter. In April, the Labor Department reported that 308,000 new jobs were created in March, significantly higher than expected. This was followed by impressive job growth in April and May. Confidence grew that economic growth was sustainable as first quarter 2004 GDP increased 3.9%. However, a series of economic reports indicating increasing inflationary risks turned investor focus to concerns about inflation and rising interest rates. The Fed eventually raised rates from 1.00% to 1.25% on June 30, the first such increase in four years.

   The preoccupation with interest rates overshadowed strong corporate fundamentals and the equity market rose only modestly during the second quarter. Bond yields were sharply higher, especially in the short end of the curve, as the market priced in a series of rate hikes. All told, the U.S. bond market posted its worst quarterly return in a decade.

   Looking at the first six months of the year, the S&P 500 Index gained 3.44% and the Lehman Aggregate Bond Index returned 0.15%. Overseas, the MSCI EAFE advanced 4.86%, emerging market equities, as measured by the MSCI EMF Free
Index fell 0.78%, and the JP Morgan Global Government Bond Index returned 0.41%.

  (The S&P 500 Index is an index of 500 primarily large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The Lehman Brothers Aggregate Bond Index is generally considered to be representative of U.S. bond market activity. The Morgan Stanley Capital International (MSCI) Index for Europe, Australasia, and Far East (EAFE) is an index that is generally considered to be representative of international stock market activity. The JP Morgan Global Government Bond Index tracks total return of government bonds in developed countries globally. The bonds included in the index are weighted according to their market capitalization. The index is unhedged and expressed in terms of $US. The S&P 500 Index, the Lehman Brothers Aggregate Bond Index, the MSCI EAFE Index and the JP Morgan Global Government Bond Index all are unmanaged indices that are not available for direct investment. There are no expenses associated with the indexes.)

All Eyes on the Fed

   Thus far, the Fed has been relatively forthcoming by telegraphing its policy shifts as the economy has gained momentum. Key statements, such as "be patient in removing its policy accommodation," "policy accommodation can be removed at a pace that is likely to be measured," and "will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability" have been carefully scrutinized by market participants around the world.

   We currently believe that the Fed will continue to institute 25 basis point rate hikes during its regular meetings and that the Fed Funds rate will be 2.0-21/4% by year-end. This has already been factored into short-term interest rates. Given signs that inflation has already started to take hold, as indicated by the rising CPI (The Consumer Price Indexes (CPI) program produces monthly data on changes in the prices paid by urban consumers for a representative basket of goods and services) and PPI (The Producer Price Index
(PPI) program measures the average change over time in the selling prices received by domestic producers for their output), we believe that it is likely that rates will continue to rise in 2005 as well. Should inflation remain relatively under control, we believe the Fed will be able to maintain a "measured pace" in raising rates.

Market Outlook

   Now that we have a clear picture of the interest rate environment and the official handover of power in Iraq is behind us, investors may set their sights on the fundamental factors that generally drive the markets, namely the macro-economic situation and corporate profits. However, just as the prospect for rising rates overshadowed the markets in the second quarter, the outlook for inflation will likely do the same in the coming months. Investors may also be distracted as we get closer to the November presidential election.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   While the future is impossible to predict, we do know that corporate profits currently remain strong. According to First Call, profit growth among the companies in the S&P 500 Index was an exceptional 26% in the first quarter and is projected to be roughly 22% in the second quarter. With a P/E of 17 times forward earnings, the market is at the higher end of its historical range, although not excessively so. We estimate that with 2004 GDP between 3 1/2-4% and manageable inflation, it is possible that stocks could produce mid- to upper single-digit returns by the end of the year. Lower profits or an acceleration of inflation and Fed hikes would likely lower the returns for stocks in the second half of 2004.

   In terms of individual equities, we believe that investors who are suitable for these securities should consider shifting their focus from more speculative stocks into higher quality companies with predictable growth prospects, we believe that these stocks should outperform during periods of rising interest rates and declining earnings growth and we are beginning to see this trend developing in the market.

   Looking at the bond market, the Fed (and investors) will carefully monitor upcoming inflation data to ascertain to what level--and how quickly--rates will rise. With this tightening cycle likely to continue for quite some time, we continue to believe that fixed income investors' coupon return will be diminished by the decline in principal value, dependent on a bond's maturity. Shorter-term bonds are likely to suffer less in principal losses as interest rates rise.

   Internationally, we expect economic growth in Asia will continue to be strong, despite China's efforts to cool its economy and ward off inflation. While European growth may strengthen in 2005, industry experts believe that it will likely still lag other established economies. Given the mounting U.S. trade deficit, we believe that the dollar should remain under pressure during the second half of the year. This could provide a welcome boost in returns for U.S. investors that hold foreign stock and bonds.

Reinforce the Benefits of Professional Advice

   Given the unsettled market environment, we believe now is an ideal time to proactively contact your financial advisor. When the markets are falling or stagnant, it can be all too easy for investors to overreact. We believe this situation actually represents a compelling opportunity for you to meet with your financial advisor and carefully review your financial portfolios. In doing so, you can determine whether your current asset allocation mix is appropriate given your financial objectives and risk profile.

   As you might notice, we updated the style of your semiannual report in order to present fund information in an easier to read format. We thank you for your business, confidence and trust to manage your investments and look forward to serving your financial needs in the future.

      /s/ Thomas G. Sorell

   Thomas G. Sorell, CFA
   President, The Park Avenue Portfolio
   Chief Investment Officer,
   Guardian Investor Services LLC

   Please note that the opinions and outlooks about the markets in general and any specific securities expressed in this issue reflect the viewpoints of Tom Sorell as of July, 2004. Keep in mind that market conditions are constantly evolving and that past performance is not a guarantee of future results. This shareholder letter is not part of the funds' financial report and is submitted for the general information of Park Avenue Portfolio shareholders. This letter is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Please consider the funds' investment objectives, risks, fees and charges carefully before investing.

   Shares of The Park Avenue Portfolio family of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or depository institution, nor are they insured by the Federal Deposit Insurance Corporation
(FDIC), the National Credit Union Association (NCUA), the Federal Reserve Board, or any other agency. Investment in the funds involves risks, including possible loss of the principal amount invested. Fund shares are subject to market fluctuations and, when redeemed, may be worth more or less than their original cost.

   Guardian Investor Services LLC (GIS) is the distributor of The Park Avenue Portfolio family of mutual funds. GIS is an indirect wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian Life), New York, NY. GIS is located at 7 Hanover Square, New York, NY 10004. 800-221-3253 GIS is a member: NASD, SIPC.


--------------------------------------------------------------------------------

THE PARK AVENUE PORTFOLIO

 Table of Contents

                                                                     Schedule
                                                       Fund           of
                                                       Highlights    Investments
------------------------------------------------------ ----------    -----------
The Guardian Park Avenue Fund                                 2              15

-----------------------------------------------------------------------------
The Guardian UBS Large Cap Value Fund                         3              17

-----------------------------------------------------------------------------
The Guardian Park Avenue Small Cap Fund                       4              18

-----------------------------------------------------------------------------
The Guardian UBS Small Cap Value Fund                         5              20

-----------------------------------------------------------------------------
The Guardian Asset Allocation Fund                            6              22

-----------------------------------------------------------------------------
The Guardian S&P 500 Index Fund                               7              25

-----------------------------------------------------------------------------
The Guardian Baillie Gifford International Growth Fund        8              31

-----------------------------------------------------------------------------
The Guardian Baillie Gifford Emerging Markets Fund            9              34

-----------------------------------------------------------------------------
The Guardian Investment Quality Bond Fund                     10             37

-----------------------------------------------------------------------------
The Guardian Low Duration Bond Fund                           11             41

-----------------------------------------------------------------------------
The Guardian High Yield Bond Fund                             12             43

-----------------------------------------------------------------------------
The Guardian Tax-Exempt Fund                                  13             48

-----------------------------------------------------------------------------
The Guardian Cash Management Fund                             14             50

-----------------------------------------------------------------------------
Financial Statements                                                         52

-----------------------------------------------------------------------------
Notes to Financial Statements                                                61

-----------------------------------------------------------------------------
Financial Highlights                                                         76
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 About Your Semiannual Report

Information About Indexes:

   Index returns are provided for comparative purposes and are quoted throughout the following fund information. Please note that indices are not available for direct investment and the returns do not reflect the fees and expenses that have been deducted from the Fund. In addition, the return figures for the index do not reflect sales charges that an investor may pay when purchasing or redeeming shares of a Fund.

 . The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S.
   stocks that is generally considered to be representative of U.S. stock market activity.

 . The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index.

 . The Russell 2000 Index is an unmanaged index that is generally considered to be representative of small capitalization issues in the U.S. stock market.

 . The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 2000 Index represents approximately 8% of the total market capitalization of the Russell 3000 Index.

 . The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far
   East (EAFE) Growth Index is an unmanaged index that is generally considered to be representative of the international growth stock market activity.

 . The Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF)
   Index is an unmanaged index that is generally considered to be representative of the stock market activity of emerging markets. The MSCI EMF Index is a market capitalization weighted index composed of companies representative of the market structure of 22 emerging market countries of Europe, Latin America and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets that may not be purchased by foreigners.

 . The Lehman Brothers Aggregate Bond Index is an unmanaged index that is generally considered to be representative of U.S. bond market activity.

 . The Lehman Brothers U.S. Government 1-3 Year Bond Index is an unmanaged index that is generally considered to be representative of U.S. short duration bond market activity.

 . The Lehman Brothers Corporate High Yield Bond Index is an unmanaged index that is generally considered to be representative of U.S. corporate high yield bond market activity.

 . The Lehman Brothers Municipal Bond Index is an unmanaged index that is generally considered to be representative of U.S. municipal bond activity.

 . The Lehman Brothers 3-Month Treasury Bill Index is generally considered representative of the average yield of three-month Treasury Bills.


--------------------------------------------------------------------------------

..   The Guardian Park Avenue Fund             Semiannual Report To Shareholders
--------------------------------------------------------------------------------

[PHOTO]

  Richard Goldman

Richard Goldman, Portfolio Manager

Objective:
Long-term growth of capital

Inception:
June 1, 1972

Net assets at June 30, 2004:
$1,205,651,147

Portfolio:
At least 80% common stocks and securities convertible into common stocks

--------------------------------------------------------------------------------

Top Ten Holdings (As of 6/30/04)

                                                            Percentage of
         Company                                           Total Net Assets
    -----------------------------------------------------------------------
    Pfizer, Inc.                                                 4.93%
    -----------------------------------------------------------------------
    General Electric Co.                                         4.42%
    -----------------------------------------------------------------------
    Microsoft Corp.                                              3.92%
    -----------------------------------------------------------------------
    American Int'l. Group, Inc.                                  3.27%
    -----------------------------------------------------------------------
    Procter & Gamble Co.                                         2.70%
    -----------------------------------------------------------------------
    Devon Energy Corp.                                           2.66%
    -----------------------------------------------------------------------
    Colgate-Palmolive Co.                                        2.62%
    -----------------------------------------------------------------------
    Phelps Dodge Corp.                                           2.58%
    -----------------------------------------------------------------------
    Cisco Systems, Inc.                                          2.39%
    -----------------------------------------------------------------------
    Citigroup, Inc.                                              2.38%

Sector Weightings vs. Index (As of 6/30/04)
                                    [CHART]

                           The Guardian Park Avenue Fund     S&P 500 Index

  Financials                          21.60%                     20.28%
  Information Technology              18.20%                     17.23%
  Consumer Staples                    14.40%                     11.14%
  Health Care                         13.80%                     13.31%
  Energy                              10.20%                      6.57%
  Industrials                         10.10%                     11.47%
  Consumer Discretionary               5.50%                     10.94%
  Materials                            3.50%                      2.97%
  Utilities                            1.50%                      2.67%
  Telecommunication Services           0.80%                      3.42%
  Cash                                 0.40%                      0.00%


Average Annual Total Returns (For periods ended 6/30/04)

                                    Inception                                    Since
                                      Date     YTD  1-Yr  3-Yr  5-Yr  10-Yr    Inception
--------------------------------------------------------------------------------------------
Class A Shares (w/o sales charge)    (6/1/72)  0.72 12.38 -4.36 -6.02  8.50            13.08
         (w/ sales charge)           (6/1/72) -3.81  7.32 -5.82 -6.88  8.00            12.92
--------------------------------------------------------------------------------------------
Class B Shares (w/o sales charge)    (5/1/96)  0.28 11.28 -5.29 -6.90    --             4.37
         (w/ sales charge)           (5/1/96) -2.72  8.28 -5.93 -7.09    --             4.37
--------------------------------------------------------------------------------------------
Class C Shares (w/o sales charge)    (8/7/00)  0.14 11.06 -5.50    --    --           -13.78
         (w/ sales charge)           (8/7/00) -0.86 10.06 -5.50    --    --           -13.78
--------------------------------------------------------------------------------------------
Class K Shares (w/o sales charge)   (5/15/01)  0.60 12.07 -4.66    --    --            -5.60
         (w/ sales charge)          (5/15/01) -0.40 11.07 -4.66    --    --            -5.60
--------------------------------------------------------------------------------------------
S&P 500 Index                                  3.44 19.11 -0.69 -2.20 11.81            11.14
                                                                             Since Class A
                                                                            shares inception

--------------------------------------------------------------------------------
About information contained in this report:
.. All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
.. It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested.
.. Please see the "About Your Semiannual Report" page for a description of the
  S&P 500 Index.
.. Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted. Prior to August 25, 1988, Class A shares of the Fund were offered at a higher sales charge, so that actual returns would have been somewhat lower. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.

--------------------------------------------------------------------------------

..   The Guardian UBS Large Cap Value Fund     Semiannual Report To Shareholders
--------------------------------------------------------------------------------


 The Guardian UBS Large Cap Value Fund is managed by a team of investment professionals from the Fund's sub-advisor, UBS Global Asset Management (Americas) Inc., with many years of experience in large cap value investment management.

Objective:
Seeks to maximize total return, consisting of capital appreciation and current income

Inception:
February 3, 2003

Net assets at
June 30, 2004:
$88,225,121

Portfolio:
At least 80% in equity securities issued by companies with a large market capitalization at the time of purchase

--------------------------------------------------------------------------------


Top Ten Holdings (As of 6/30/04)

                                                              Percentage of
           Company                                           Total Net Assets
   --------------------------------------------------------------------------
   Citigroup, Inc.                                                 5.32%
   --------------------------------------------------------------------------
   Exxon Mobil Corp.                                               5.21%
   --------------------------------------------------------------------------
   J.P. Morgan Chase & Co.                                         4.42%
   --------------------------------------------------------------------------
   Wells Fargo & Co.                                               4.22%
   --------------------------------------------------------------------------
   Nextel Comm., Inc.                                              4.22%
   --------------------------------------------------------------------------
   Morgan Stanley                                                  3.98%
   --------------------------------------------------------------------------
   UnitedHealth Group                                              3.29%
   --------------------------------------------------------------------------
   Illinois Tool Works, Inc.                                       3.11%
   --------------------------------------------------------------------------
   Federal Home Loan Mortgage Corp.                                3.09%
   --------------------------------------------------------------------------
   ConocoPhillips                                                  2.91%

Sector Weightings vs. Index (As of 6/30/04)
                                    [CHART]

                        The Guardian UBS Large
                             Cap Value Fund             Russell 1000 Value Index

  Financials                     34.26%                           36.41%
  Industrials                    10.05%                            6.96%
  Health Care                     9.42%                            4.21%
  Consumer Discretionary          8.69%                           11.55%
  Utilities                       8.11%                            5.29%
  Energy                          8.01%                           10.77%
  Telecommunication Services      7.44%                            5.21%
  Materials                       6.59%                            6.33%
  Information Technology          4.52%                            7.55%
  Consumer Staples                2.91%                            5.72%

Average Annual Total Returns (For periods ended 6/30/04)

                                    Inception                                  Since
                                      Date     YTD  1-Yr  3-Yr 5-Yr 10-Yr    Inception
------------------------------------------------------------------------------------------
Class A Shares (w/o sales charge)    (2/3/03)  2.98 19.02  --   --   --              24.02
         (w/ sales charge)           (2/3/03) -1.65 13.66  --   --   --              20.02
------------------------------------------------------------------------------------------
Class B Shares (w/o sales charge)    (2/3/03)  2.54 18.11  --   --   --              23.09
         (w/ sales charge)           (2/3/03) -0.46 15.11  --   --   --              21.12
------------------------------------------------------------------------------------------
Class C Shares (w/o sales charge)    (2/3/03)  2.54 18.11  --   --   --              23.09
         (w/ sales charge)           (2/3/03)  1.54 17.11  --   --   --              23.09
------------------------------------------------------------------------------------------
Class K Shares (w/o sales charge)    (2/3/03)  2.79 18.78  --   --   --              23.68
         (w/ sales charge)           (2/3/03)  1.79 17.78  --   --   --              22.68
------------------------------------------------------------------------------------------
Russell 1000 Value Index                       3.94 21.13  --   --   --              25.53
                                                                           Since Class A
                                                                          shares inception

--------------------------------------------------------------------------------
About information contained in this report:
.. All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
.. It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested.
.. Please see the "About Your Semiannual Report" page for a description of the
  Russell 1000 Value Index.
.. Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.

--------------------------------------------------------------------------------

..   The Guardian Park Avenue Small Cap Fund   Semiannual Report To Shareholders
--------------------------------------------------------------------------------


[PHOTO]

  Matthew Ziehl

Matthew Ziehl, C.F.A.,
Portfolio Manager

Objective:
Long-term growth of capital

Inception:
May 1, 1997

Net assets at
June 30, 2004:
$208,604,318

Portfolio:
At least 85% in a diversified portfolio of common stocks issued by companies with a small market capitalization at the time of initial purchase

--------------------------------------------------------------------------------

Top Ten Holdings (As of 6/30/04)

                                                              Percentage of
           Company                                           Total Net Assets
  ---------------------------------------------------------------------------
  Investors Financial Svcs. Corp.                                  3.00%
  ---------------------------------------------------------------------------
  American Medical Systems Hldgs., Inc.                            2.74%
  ---------------------------------------------------------------------------
  Energy Partners Ltd.                                             2.39%
  ---------------------------------------------------------------------------
  Financial Federal Corp.                                          2.38%
  ---------------------------------------------------------------------------
  Piper Jaffray Cos., Inc.                                         2.33%
  ---------------------------------------------------------------------------
  Cost Plus, Inc.                                                  2.25%
  ---------------------------------------------------------------------------
  Boston Private Financial Hldgs., Inc.                            2.19%
  ---------------------------------------------------------------------------
  Movie Gallery, Inc.                                              2.18%
  ---------------------------------------------------------------------------
  Federal Agricultural Mortgage Corp.                              2.10%
  ---------------------------------------------------------------------------
  Direct General Corp.                                             1.98%

Sector Weightings vs. Index (As of 6/30/04)
                                    [CHART]

                               The Guardian Park Avenue
                                    Small Cap Fund          Russell 2000 Index

  Financials                            21.60%                    20.49%
  Information Technology                20.80%                    18.92%
  Consumer Discretionary                13.90%                    14.62%
  Industrials                           13.70%                    14.89%
  Health Care                           13.70%                    14.02%
  Energy                                 6.60%                     4.51%
  Materials                              4.20%                     5.53%
  Consumer Staples                       2.20%                     2.98%
  Telecommunication Services             1.90%                     1.20%
  Utilities                              0.70%                     2.84%
  Cash                                   0.70%                     0.00%

Average Annual Total Returns (For periods ended 6/30/04)

                                    Inception                                  Since
                                      Date     YTD  1-Yr  3-Yr 5-Yr 10-Yr    Inception
------------------------------------------------------------------------------------------
Class A Shares (w/o sales charge)    (5/1/97)  3.89 30.21 6.92 9.63  --              10.01
         (w/ sales charge)           (5/1/97) -0.79 24.35 5.29 8.63  --               9.31
------------------------------------------------------------------------------------------
Class B Shares (w/o sales charge)    (5/6/97)  3.47 29.01 5.92 8.64  --               8.56
         (w/ sales charge)           (5/6/97)  0.47 26.01 5.32 8.50  --               8.56
------------------------------------------------------------------------------------------
Class C Shares (w/o sales charge)    (8/7/00)  3.37 28.80 5.74   --  --              -1.05
         (w/ sales charge)           (8/7/00)  2.37 27.80 5.74   --  --              -1.05
------------------------------------------------------------------------------------------
Class K Shares (w/o sales charge)   (5/15/01)  3.79 29.84 6.62   --  --               6.66
         (w/ sales charge)          (5/15/01)  2.79 28.84 6.62   --  --               6.66
------------------------------------------------------------------------------------------
Russell 2000 Index                             6.76 33.37 6.24 6.63  --               9.29
                                                                           Since Class A
                                                                          shares inception

--------------------------------------------------------------------------------
About information contained in this report:
.. All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
.. It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested. Small-cap investing entails special risks, as small-cap stocks have tended to be more volatile and to drop more in down markets than large-cap stocks. This may happen because small companies may be limited in terms of product lines, financial resources and management.
.. Please see the "About Your Semiannual Report" page for a description of the
  Russell 2000 Index.
.. Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.

--------------------------------------------------------------------------------

..   The Guardian UBS Small Cap Value Fund     Semiannual Report To Shareholders
--------------------------------------------------------------------------------


 The Guardian UBS Small Cap Value Fund is managed by a team of investment professionals from the Fund's sub-advisor, UBS Global Asset Management (Americas) Inc., with many years of experience in small cap value investment management.

Objective:
Seeks to maximize total return, consisting of capital appreciation and current income

Inception:
February 3, 2003

Net assets at June 30, 2004:
$41,916,513

Portfolio:
At least 80% in equity securities issued by companies with a small market capitalization at the time of initial purchase

--------------------------------------------------------------------------------

Top Ten Holdings (As of 6/30/04)

                                                            Percentage of
         Company                                           Total Net Assets
    -----------------------------------------------------------------------
    Equitable Resources, Inc.                                    2.97%
    -----------------------------------------------------------------------
    AmerUs Group Co.                                             2.45%
    -----------------------------------------------------------------------
    McGrath Rentcorp                                             2.26%
    -----------------------------------------------------------------------
    IndyMac Bancorp, Inc.                                        2.24%
    -----------------------------------------------------------------------
    Renal Care Group, Inc.                                       2.13%
    -----------------------------------------------------------------------
    Offshore Logistics, Inc.                                     1.82%
    -----------------------------------------------------------------------
    Harris Corp.                                                 1.82%
    -----------------------------------------------------------------------
    Regal-Beloit Corp.                                           1.80%
    -----------------------------------------------------------------------
    Park Electrochemical Corp.                                   1.70%
    -----------------------------------------------------------------------
    Oceaneering Int'l., Inc.                                     1.68%

Sector Weightings vs. Index (As of 6/30/04)
                                    [CHART]

                             The Guardian UBS Small
                                  Cap Value Fund        Russell 2000 Value Index

  Financials                          21.65%                    21.22%
  Information Technology              19.03%                    22.68%
  Industrials                         17.67%                    10.82%
  Consumer Discretionary              16.78%                    13.70%
  Health Care                         14.63%                    12.07%
  Energy                               4.20%                     4.26%
  Materials                            3.02%                     8.50%
  Consumer Staples                     2.29%                     2.91%
  Utilities                            0.73%                     2.93%
  Telecommunication Services           0.00%                     0.91%

Average Annual Total Returns (For periods ended 6/30/04)

                                    Inception                                 Since
                                      Date    YTD  1-Yr  3-Yr 5-Yr 10-Yr    Inception
-----------------------------------------------------------------------------------------
Class A Shares (w/o sales charge)   (2/3/03)  5.39 24.31  --   --   --              18.72
         (w/ sales charge)          (2/3/03)  0.65 18.72  --   --   --              24.82
-----------------------------------------------------------------------------------------
Class B Shares (w/o sales charge)   (2/3/03)  5.04 23.30  --   --   --              28.00
         (w/ sales charge)          (2/3/03)  2.04 20.30  --   --   --              38.38
-----------------------------------------------------------------------------------------
Class C Shares (w/o sales charge)   (2/3/03)  5.04 23.30  --   --   --              28.00
         (w/ sales charge)          (2/3/03)  4.04 22.30  --   --   --              28.00
-----------------------------------------------------------------------------------------
Class K Shares (w/o sales charge)   (2/3/03)  5.41 24.16  --   --   --              28.79
         (w/ sales charge)          (2/3/03)  4.41 23.16  --   --   --              27.79
-----------------------------------------------------------------------------------------
Russell 2000 Value Index                      7.83 35.17  --   --   --              41.26
                                                                          Since Class A
                                                                         shares inception

--------------------------------------------------------------------------------
About information contained in this report:
.. All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
.. It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested. Small-cap investing entails special risks, as small-cap stocks have tended to be more volatile and to drop more in down markets than large-cap stocks. This may happen because small companies may be limited in terms of product lines, financial resources and management.
.. Please see the "About Your Semiannual Report" page for a description of the
  Russell 2000 Value Index.
.. Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.

--------------------------------------------------------------------------------

..   The Guardian Asset Allocation Fund        Semiannual Report To Shareholders
--------------------------------------------------------------------------------

[PHOTO]

  Jonathan C. Jankus

Jonathan C. Jankus, C.F.A.,
Co-Portfolio Manager


[PHOTO]

  Stewart Johnson
Stewart Johnson,
Co-Portfolio Manager

Objective:
Long-term total investment return consistent with moderate investment risk

Inception:
February 16, 1993

Net assets at
June 30, 2004:
$162,488,991

Portfolio:
Generally purchases shares of The Guardian S&P 500 Index, The Guardian Park Avenue, The Guardian Investment Quality Bond and/or The Guardian Cash Management Funds. Also invests in individual securities and uses futures to manage allocations among the equity, debt and money market asset classes.

--------------------------------------------------------------------------------

Portfolio Composition by Asset Class (As of 6/30/04)

                                    [CHART]

                      The Guardian Asset       The Guardian Asset
                       Allocation Fund,         Allocation Fund,
                        June 30, 2004           December 31, 2003

Cash                        0.37%                       0.59%
Fixed Income                0.05%                       0.00%
Common Stocks              99.58%                      99.41%


Average Annual Total Returns (For periods ended 6/30/04)

                                    Inception                                    Since
                                      Date     YTD  1-Yr  3-Yr  5-Yr  10-Yr    Inception
--------------------------------------------------------------------------------------------
Class A Shares (w/o sales charge)   (2/16/93)  2.99 18.10  0.44  0.58  9.25             8.69
         (w/ sales charge)          (2/16/93) -1.64 12.79 -1.09 -0.34  8.75             8.25
--------------------------------------------------------------------------------------------
Class B Shares (w/o sales charge)    (5/1/96)  2.52 17.02 -0.44 -0.28    --             6.54
         (w/ sales charge)           (5/1/96) -0.48 14.02 -1.11 -0.48    --             6.54
--------------------------------------------------------------------------------------------
Class C Shares (w/o sales charge)    (8/7/00)  2.47 16.86 -0.69    --    --            -3.79
         (w/ sales charge)           (8/7/00)  1.47 15.86 -0.69    --    --            -3.79
--------------------------------------------------------------------------------------------
Class K Shares (w/o sales charge)   (5/15/01)  2.84 17.72  0.01    --    --            -1.28
         (w/ sales charge)          (5/15/01)  1.84 16.72  0.01    --    --            -1.28
--------------------------------------------------------------------------------------------
Custom Index: 60% S&P 500 Index,
 40% Lehman Aggregate Bond Index               2.13 11.36  2.50  1.76 10.38             9.55
                                                                             Since Class A
                                                                            shares inception

.. The Custom Index total return data is comprised of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index to reflect a 60/40 neutral weighting of the Fund. Please see the "About Your Semiannual Report" page for a description of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index.
--------------------------------------------------------------------------------
About information contained in this report:
.. All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
.. It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested.
.. Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.

--------------------------------------------------------------------------------

..   The Guardian S&P 500 Index Fund           Semiannual Report To Shareholders
--------------------------------------------------------------------------------

[PHOTO]

  Jonathan C. Jankus
Jonathon C. Jankus, C.F.A.,
Co-Portfolio Manager

[PHOTO]

  Stewart Johnson
Stewart Johnson,
Co-Portfolio Manager

Objective:
Seeks to track the investment performance of the Standard & Poor's 500 Composite Stock Price Index ("the S&P 500 Index")

Inception:
August 7, 2000

Net assets at June 30, 2004:
$167,090,121

Portfolio:
Common stocks of companies included in the S&P 500 Index, which emphasizes securities issued by large U.S. companies

--------------------------------------------------------------------------------

Top Ten Holdings (As of 6/30/04)

                                                            Percentage of
         Company                                           Total Net Assets
    -----------------------------------------------------------------------
    General Electric Co.                                         3.01%
    -----------------------------------------------------------------------
    Microsoft Corp.                                              2.84%
    -----------------------------------------------------------------------
    Exxon Mobil Corp.                                            2.68%
    -----------------------------------------------------------------------
    Pfizer, Inc.                                                 2.42%
    -----------------------------------------------------------------------
    Citigroup, Inc.                                              2.19%
    -----------------------------------------------------------------------
    Wal-Mart Stores, Inc.                                        2.09%
    -----------------------------------------------------------------------
    American Int'l. Group, Inc.                                  1.71%
    -----------------------------------------------------------------------
    Intel Corp.                                                  1.65%
    -----------------------------------------------------------------------
    Bank of America Corp.                                        1.59%
    -----------------------------------------------------------------------
    Johnson & Johnson                                            1.51%

Sector Weightings vs. Index (As of 6/30/04)
                                    [CHART]

                           The Guardian S&P 500 Index Fund   S&P 500 Index

  Financials                              20.26%                  20.28%
  Information Technology                  17.18%                  17.23%
  Health Care                             13.25%                  13.31%
  Consumer Discretionary                  10.80%                  10.94%
  Consumer Staples                        11.19%                  11.14%
  Industrial                              11.41%                  11.47%
  Energy                                   6.32%                   6.57%
  Telecommunication Services               3.41%                   3.42%
  Materials                                3.02%                   2.97%
  Utilities                                2.82%                   2.67%
  Cash                                     0.34%                   0.00%

Average Annual Total Returns (For periods ended 6/30/04)

                                    Inception                                   Since
                                      Date     YTD  1-Yr  3-Yr  5-Yr 10-Yr    Inception
-------------------------------------------------------------------------------------------
Class A Shares (w/o sales charge)    (8/7/00)  3.08 18.35 -1.20  --   --              -5.37
         (w/ sales charge)           (8/7/00) -1.56 13.02 -2.70  --   --              -6.48
-------------------------------------------------------------------------------------------
Class B Shares (w/o sales charge)    (8/7/00)  2.78 17.54 -2.03  --   --              -6.15
         (w/ sales charge)           (8/7/00) -0.22 14.54 -2.69  --   --              -6.64
-------------------------------------------------------------------------------------------
Class C Shares (w/o sales charge)    (8/7/00)  2.77 17.56 -2.07  --   --              -6.18
         (w/ sales charge)           (8/7/00)  1.77 16.56 -2.07  --   --              -6.18
-------------------------------------------------------------------------------------------
Class K Shares (w/o sales charge)   (5/15/01)  2.91 17.89 -1.72  --   --              -3.13
         (w/ sales charge)          (5/15/01)  1.91 16.89 -1.72  --   --              -3.13
-------------------------------------------------------------------------------------------
S&P 500 Index                                  3.44 19.11 -0.69  --   --              -4.98
                                                                            Since Class A
                                                                           shares inception

--------------------------------------------------------------------------------
About information contained in this report:
.. All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
.. It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested.
.. Please see the "About Your Semiannual Report" page for a description of the
  S&P 500 Index.
.. Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.

--------------------------------------------------------------------------------

..   The Guardian Baillie Gifford International Growth Fund
                                              Semiannual Report To Shareholders
--------------------------------------------------------------------------------

[PHOTO]

  Menzies

R. Robin Menzies, Portfolio Manager

Objective:
Long-term growth of capital

Inception:
February 16, 1993

Net assets at June 30, 2004:
$50,610,040

Portfolio:
At least 80% in a diversified portfolio of common stocks and convertible securities of companies domiciled outside the United States

--------------------------------------------------------------------------------

Top Ten Holdings (As of 6/30/04)

                                                                      Percentage of
    Company                                              Country     Total Net Assets
-------------------------------------------------------------------------------------
Vodafone Group                                        United Kingdom       3.37%
-------------------------------------------------------------------------------------
Total S.A.                                                France           2.82%
-------------------------------------------------------------------------------------
BP PLC                                                United Kingdom       2.70%
-------------------------------------------------------------------------------------
Nokia OYJ                                                Finland           2.67%
-------------------------------------------------------------------------------------
Imperial Tobacco                                      United Kingdom       2.60%
-------------------------------------------------------------------------------------
Asahi Glass Co.                                           Japan            2.09%
-------------------------------------------------------------------------------------
L'Oreal S.A.                                              France           2.07%
-------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                   United Kingdom       2.04%
-------------------------------------------------------------------------------------
UBS AG                                                 Switzerland         1.96%
-------------------------------------------------------------------------------------
Porsche AG                                               Germany           1.91%

Sector Weightings vs. Index (As of 6/30/04)
                                    [CHART]

                                    The Guardian Baillie Gifford     MSCI EAFE
                                     International Growth Fund     Growth
  Index

  Financials                                    20.1%                 15.6%
  Information Technology                        14.7%                 12.1%
  Industrials                                   12.1%                 10.5%
  Consumer Discretionary                        13.9%                 13.4%
  Health Care                                    6.3%                 14.2%
  Consumer Staples                              11.0%                 11.7%
  Energy                                        10.1%                  3.9%
  Materials                                      4.1%                  5.6%
  Utilities                                      0.0%                  2.3%
  Telecommunication Services                     5.8%                 10.7%
  Cash                                           1.9%                  0.0%
Average Annual Total Returns (For periods ended 6/30/04)

                                    Inception                                    Since
                                      Date     YTD  1-Yr  3-Yr  5-Yr  10-Yr    Inception
--------------------------------------------------------------------------------------------
Class A Shares (w/o sales charge)   (2/16/93)  2.04 21.24 -1.91 -3.70 3.65              5.59
         (w/ sales charge)          (2/16/93) -2.55 15.78 -3.40 -4.58 3.17              5.16
--------------------------------------------------------------------------------------------
Class B Shares (w/o sales charge)    (5/1/96)  1.53 20.02 -3.04 -4.74   --              1.03
         (w/ sales charge)           (5/1/96) -1.47 17.02 -3.69 -4.93   --              1.03
--------------------------------------------------------------------------------------------
Class C Shares (w/o sales charge)    (8/7/00)  1.62 19.95 -3.01    --   --             -8.97
         (w/ sales charge)           (8/7/00)  0.62 18.95 -3.01    --   --             -8.97
--------------------------------------------------------------------------------------------
Class K Shares (w/o sales charge)   (5/15/01)  2.05 21.12 -2.04    --   --             -3.78
         (w/ sales charge)          (5/15/01)  1.05 20.12 -2.04    --   --             -3.78
--------------------------------------------------------------------------------------------
MSCI EAFE Growth Index                         2.72 26.80  2.06 -3.02 2.04              4.40
                                                                             Since Class A
                                                                            shares inception

--------------------------------------------------------------------------------
About information contained in this report:
.. All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
.. It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested.
.. Please see the "About Your Semiannual Report" page for a description of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
  (EAFE) Growth Index.
.. Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted.
.. International investing has special risks relating to changes in currency rates, foreign taxation, differences in auditing and other financial standards, political uncertainty and greater volatility. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.
.. Prior to May 1, 2004, this Fund was known as The Guardian Baillie Gifford
  International Fund.

--------------------------------------------------------------------------------

..   The Guardian Baillie Gifford Emerging Markets Fund
                                              Semiannual Report To Shareholders
--------------------------------------------------------------------------------

[PHOTO]

  Edward H. Hocknell

Edward H. Hocknell, Portfolio Manager

Objective:
Long-term capital appreciation

Inception:
May 1, 1997

Net assets at June 30, 2004:
$79,520,309

Portfolio:
At least 80% in a portfolio of common stocks and convertible securities issued by companies in emerging markets

--------------------------------------------------------------------------------


Top Ten Holdings (As of 6/30/04)

                                                                       Percentage of
       Company                                             Country    Total Net Assets
--------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                             South Korea        3.56%
--------------------------------------------------------------------------------------
America Movil S.A. de C.V. ADR                              Mexico          2.88%
--------------------------------------------------------------------------------------
Sasol Ltd.                                               South Africa       2.82%
--------------------------------------------------------------------------------------
Samsung Corp.                                            South Korea        2.61%
--------------------------------------------------------------------------------------
LUKOIL ADR                                                  Russia          2.59%
--------------------------------------------------------------------------------------
Hon Hai Precision Inds. Co. Ltd.                            Taiwan          2.26%
--------------------------------------------------------------------------------------
Telecom. Norte Leste Participacoes ADR                      Brazil          2.12%
--------------------------------------------------------------------------------------
Turkiye Garanti Bankasi AS                                  Turkey          2.10%
--------------------------------------------------------------------------------------
Anglo American Platinum Corp.                            South Africa       2.02%
--------------------------------------------------------------------------------------
Itausa-Investimentos Itau S.A.                              Brazil          1.97%

Sector Weightings vs. Index (As of 6/30/04)
                                    [CHART]

                          The Guardian Baillie Gifford
                              Emerging Markets Fund          MSCI EMF Index

  Materials                          18.2%                       15.8%
  Telecommunication Services         16.8%                       12.0%
  Energy                             13.4%                       11.7%
  Industrials                        11.3%                        6.8%
  Information Technology             11.2%                       16.7%
  Financials                         10.5%                       17.5%
  Consumer Discretionary              8.9%                        7.3%
  Consumer Staples                    5.3%                        5.8%
  Cash                                2.0%                        0.0%
  Health Care                         1.7%                        3.1%
  Utilities                           0.7%                        3.3%

Average Annual Total Returns (For periods ended 6/30/04)

                                    Inception                                   Since
                                      Date     YTD  1-Yr  3-Yr  5-Yr 10-Yr    Inception
-------------------------------------------------------------------------------------------
Class A Shares (w/o sales charge)   (5/1/97)  -1.70 32.24 11.95 8.70  --               3.04
         (w/ sales charge)          (5/1/97)  -6.12 26.29 10.24 7.70  --               2.38
-------------------------------------------------------------------------------------------
Class B Shares (w/o sales charge)   (5/6/97)  -2.19 30.72 10.69 7.13  --               1.17
         (w/ sales charge)          (5/6/97)  -5.12 27.72 10.14 6.98  --               1.17
-------------------------------------------------------------------------------------------
Class C Shares (w/o sales charge)   (8/7/00)  -2.18 30.77 10.79   --  --               3.21
         (w/ sales charge)          (8/7/00)  -3.16 29.77 10.79   --  --               3.21
-------------------------------------------------------------------------------------------
Class K Shares (w/o sales charge)   (5/15/01) -1.87 31.74 11.63   --  --              11.97
         (w/ sales charge)          (5/15/01) -2.85 30.74 11.63   --  --              11.97
-------------------------------------------------------------------------------------------
MSCI EMF Index                                -0.78 33.51 13.10 3.27  --              -0.03
                                                                            Since Class A
                                                                           shares inception

--------------------------------------------------------------------------------
About information contained in this report:
.. All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
.. It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested. International investing has special risks relating to changes in currency rates, foreign taxation, differences in auditing and other financial standards, political uncertainty and greater volatility. These risks are even greater when investing in emerging markets.
.. Please see the "About Your Semiannual Report" page for a description of the
  Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index. .. Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.

--------------------------------------------------------------------------------

..   The Guardian Investment Quality Bond Fund Semiannual Report To Shareholders
--------------------------------------------------------------------------------

[PHOTO]

  Howard W. Chin
Howard W. Chin,
Co-Portfolio Manager

[PHOTO]

  Rob Crimmins
Robert Crimmins,
Co-Portfolio Manager

Objective:
High level of current income and capital appreciation without undue risk to principal

Inception:
February 16, 1993

Net assets at
June 30, 2004:
$160,879,801

Portfolio:
At least 80% in different kinds of investment grade bonds, such as corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies

--------------------------------------------------------------------------------

Top Ten Holdings (As of 6/30/04)

                                                            Maturity   Percentage of
   Company                                           Coupon   Date    Total Net Assets
--------------------------------------------------------------------------------------
U.S. Treasury Notes                                  4.375% 5/15/2007      5.36%
--------------------------------------------------------------------------------------
FHLMC                                                5.500% 12/1/2033      4.28%
--------------------------------------------------------------------------------------
U.S. Treasury Bonds                                  6.000% 2/15/2026      3.84%
--------------------------------------------------------------------------------------
FNMA (30 yr. TBA)                                    5.000%       N/A      3.30%
--------------------------------------------------------------------------------------
Citigroup Global Markets Hldgs, Inc.                 1.100% 7/15/2004      3.11%
--------------------------------------------------------------------------------------
FHLMC                                                5.500% 12/1/2033      2.68%
--------------------------------------------------------------------------------------
U.S. Treasury Notes                                  4.750% 5/15/2014      2.31%
--------------------------------------------------------------------------------------
FNMA (30 yr. TBA)                                    5.500%       N/A      2.29%
--------------------------------------------------------------------------------------
FNMA                                                 3.250% 1/15/2008      2.20%
--------------------------------------------------------------------------------------
Proctor & Gamble Co.                                 1.020% 7/15/2004      2.05%

Sector Allocation (As of 6/30/04)
                                    [CHART]

                              The Guardian Investment    The Guardian Investment
                                 Quality Bond Fund,        Quality Bond Fund,
                                    June 30, 2004           December 31, 2003
  Mortgage Backed Securities           37.06%                    38.03%
  Corporate Notes/Bonds                26.14%                    35.69%
  Treasury Notes/Bonds                 13.77%                     1.94%
  CMOs                                  6.81%                     4.37%
  CMBs                                  3.86%                     9.18%
  Short-Term                            4.90%                     0.78%
  Asset Backed Securities               4.76%                     5.98%
  Govt. Agencies                        2.70%                     4.03%




Average Annual Total Returns (For periods ended 6/30/04)

                                     Inception                                  Since
                                       Date     YTD  1-Yr  3-Yr 5-Yr 10-Yr    Inception
-------------------------------------------------------------------------------------------
Class A Shares (w/o sales charge)    (2/16/93)  0.01  0.19 6.17 6.45 6.58              5.81
         (w/ sales charge)           (2/16/93) -4.49 -4.32 4.55 5.47 6.09              5.38
-------------------------------------------------------------------------------------------
Class B Shares (w/o sales charge)     (8/7/00) -0.36 -0.47 5.41   --   --              6.15
         (w/ sales charge)            (8/7/00) -3.35 -3.46 4.81   --   --              5.72
-------------------------------------------------------------------------------------------
Class C Shares (w/o sales charge)     (8/7/00) -0.36 -0.56 5.42   --   --              6.15
         (w/ sales charge)            (8/7/00) -1.36 -1.55 5.42   --   --              6.15
-------------------------------------------------------------------------------------------
Class K Shares (w/o sales charge)    (5/15/01) -0.19 -0.21 5.75   --   --              5.71
         (w/ sales charge)           (5/15/01) -1.19 -1.21 5.75   --   --              5.71
-------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index            0.15  0.32 6.36 6.95 7.39              6.75
                                                                            Since Class A
                                                                           shares inception

--------------------------------------------------------------------------------
About information contained in this report:
.. All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
.. It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested. Investing in bond funds exposes you to the general risk of investing in the debt markets. Duration is a measure of bond price sensitivity to a given change in interest rates. Generally, the lower a bond's duration, the greater its price sensitivity to a given change in interest rates. Bond funds are subject to interest rate risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at historically low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater.
.. Please see the "About Your Semiannual Report" page for a description of the
  Lehman Brothers Aggregate Bond Index.
.. Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted. Since June 1, 1994, the investment adviser for the Fund has assumed certain ordinary operating expenses for the Fund. Without this assumption of expenses, returns would have been lower. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.

--------------------------------------------------------------------------------

..   The Guardian Low Duration Bond Fund       Semiannual Report To Shareholders
--------------------------------------------------------------------------------

[PHOTO]

  Howard W. Chin
Howard W. Chin,
Co-Portfolio Manager

[PHOTO]

  Rob Crimmins
Robert Crimmins,
Co-Portfolio Manager

Objective:
Seeks a high level of current income, consistent with preservation of capital

Inception:
July 30, 2003

Net assets at June 30, 2004:
$32,351,844

Portfolio:
At least 80% in investment grade corporate and government bonds, and asset- and mortgage-backed securities

--------------------------------------------------------------------------------


Top Ten Holdings (As of 6/30/04)

                                                                 Maturity   Percentage of
       Company                                           Coupon    Date    Total Net Assets
-------------------------------------------------------------------------------------------
U.S. Treasury Notes                                      3.375% 12/15/2008       7.35%
-------------------------------------------------------------------------------------------
U.S. Treasury Notes                                      2.625%  3/15/2009       6.98%
-------------------------------------------------------------------------------------------
Time Warner, Inc.                                        5.625%   5/1/2005       3.17%
-------------------------------------------------------------------------------------------
Residential Asset Mtg. Prods., Inc.                      2.140%  2/25/2030       1.83%
-------------------------------------------------------------------------------------------
Cox Comm., Inc.                                          7.750%  8/15/2006       1.68%
-------------------------------------------------------------------------------------------
Avalon Bay Communities, Inc.                             6.800%  7/15/2006       1.67%
-------------------------------------------------------------------------------------------
British Telecom. PLC                                     7.875% 12/15/2005       1.65%
-------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                   7.000%   3/1/2006       1.64%
-------------------------------------------------------------------------------------------
Nisource Fin. Corp.                                      7.625% 11/15/2005       1.64%
-------------------------------------------------------------------------------------------
MBNA America Bank NA                                     6.500%  6/20/2006       1.64%

Sector Allocation (As of 6/30/04)
                                    [CHART]

                          The Guardian Low Duration    The Guardian Low Duration
                                  Bond Fund,                  Bond Fund,
                                June 30, 2004             December 31, 2003

  Corporate Notes/Bonds            67.25%                      72.79%
  Treasury Notes/Bonds             15.91%                      10.90%
  Asset Backeds                     7.19%                       8.26%
  CMOs                              6.56%                       4.44%
  CMBs                              2.22%                       1.79%
  Taxable Municipals                0.00%                       1.62%
  Short-Term                        0.87%                       0.20%


Average Annual Total Returns (For periods ended 6/30/04)

                                         Inception                                 Since
                                           Date     YTD  1-Yr 3-Yr 5-Yr 10-Yr    Inception
----------------------------------------------------------------------------------------------
Class A Shares (w/o sales charge)        (7/30/03)  0.21  --   --   --   --               1.20
         (w/ sales charge)               (7/30/03) -4.30  --   --   --   --              -3.35
----------------------------------------------------------------------------------------------
Class B Shares (w/o sales charge)        (7/30/03) -0.16  --   --   --   --               0.51
         (w/ sales charge)               (7/30/03) -3.16  --   --   --   --              -2.49
----------------------------------------------------------------------------------------------
Class C Shares (w/o sales charge)        (7/30/03) -0.16  --   --   --   --               0.51
         (w/ sales charge)               (7/30/03) -1.16  --   --   --   --              -0.49
----------------------------------------------------------------------------------------------
Class K Shares (w/o sales charge)        (7/30/03)  0.01  --   --   --   --               0.83
         (w/ sales charge)               (7/30/03) -0.99  --   --   --   --              -0.17
----------------------------------------------------------------------------------------------
Lehman Brothers U.S. Government 1-3 Year
 Bond Index                                         0.28  --   --   --   --               0.90
                                                                               Since Class A
                                                                              shares inception

--------------------------------------------------------------------------------
About information contained in this report:
.. All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
.. It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested. Investing in bond funds exposes you to the general risk of investing in the debt markets. Duration is a measure of bond price sensitivity to a given change in interest rates. Generally, the lower a bond's duration, the greater its price sensitivity to a given change in interest rates. Bond funds are subject to interest rate risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at historically low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater.
.. Low duration bond funds may not be a suitable alternative to money market funds because, unlike money market funds, low duration bond funds do not seek to maintain a stable net asset value and, as a result, are a riskier asset class.
.. Please see the "About Your Semiannual Report" page for a description of the
  Lehman Brothers U.S. Government 1-3 Year Bond Index.
.. Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights section of this report for specific information about the fees and expenses borne by the Fund.

--------------------------------------------------------------------------------

..   The Guardian High Yield Bond Fund
                                              Semiannual Report To Shareholders
--------------------------------------------------------------------------------

[PHOTO]

  Peter J.Liebst

Peter J. Liebst, Portfolio Manager

Objective:
Seeks current income. Capital appreciation is a secondary objective.

Inception:
September 1, 1998

Net assets at June 30, 2004:
$71,751,151

Portfolio:
At least 80% is invested in corporate bonds and other debt securities that, at the time of purchase, are rated below investment grade or are unrated.

--------------------------------------------------------------------------------


Top Ten Holdings (As of 6/30/04)

                                                            Maturity   Percentage of
                     Company                       Coupon     Date    Total Net Assets
--------------------------------------------------------------------------------------
Allegheny Energy Supply                             7.800%  3/15/2011       2.03%
--------------------------------------------------------------------------------------
Sierra Pacific Resources                            8.625%  3/15/2014       1.82%
--------------------------------------------------------------------------------------
Houghton Mifflin Co.                                9.875%   2/1/2013       1.45%
--------------------------------------------------------------------------------------
Merisant Co.                                        9.500%  7/15/2013       1.44%
--------------------------------------------------------------------------------------
Six Flags, Inc.                                     9.625%   6/1/2014       1.39%
--------------------------------------------------------------------------------------
Premium Standard Farms, Inc.                        9.250%  6/15/2011       1.39%
--------------------------------------------------------------------------------------
United Rentals NA, Inc.                             7.750% 11/15/2013       1.37%
--------------------------------------------------------------------------------------
Jafra Cosmetics                                    10.750%  5/15/2011       1.29%
--------------------------------------------------------------------------------------
El Paso Production Hldg.                            7.750%   6/1/2013       1.23%
--------------------------------------------------------------------------------------
Charter Comm. Hldgs.                               10.250%  1/15/2010       1.20%

Bond Quality (As of 6/30/04)

                                    [CHART]

                               The Guardian High Yield   The Guardian High Yield
                                       Bond Fund,               Bond Fund,
                                     June 30, 2004          December 31, 2003

  Short-Term                             6.42%                    2.08%
  BBB                                    0.00%                    0.98%
  BB                                    17.80%                   19.77%
  B                                     64.94%                   70.85%
  CCC                                   10.84%                    6.32%



Average Annual Total Returns (For periods ended 6/30/04)

                                      Inception                                   Since
                                        Date      YTD  1-Yr  3-Yr 5-Yr 10-Yr    Inception
---------------------------------------------------------------------------------------------
Class A Shares (w/o sales charge)      (9/1/98)   1.23  8.71 7.74 3.33  --               4.47
         (w/ sales charge)             (9/1/98)  -3.33  3.82 6.10 2.38  --               3.65
---------------------------------------------------------------------------------------------
Class B Shares (w/o sales charge)      (9/1/98)   0.86  8.06 6.98 2.49  --               3.54
         (w/ sales charge)             (9/1/98)  -2.14  5.06 6.39 2.31  --               3.39
---------------------------------------------------------------------------------------------
Class C Shares (w/o sales charge)      (6/7/00)   0.86  8.06 6.98   --  --               3.71
         (w/ sales charge)             (6/7/00)  -0.14  7.06 6.98   --  --               3.71
---------------------------------------------------------------------------------------------
Class K Shares (w/o sales charge)     (5/15/01)   1.17  8.43 7.36   --  --               6.26
         (w/ sales charge)            (5/15/01)   0.17  7.43 7.36   --  --               6.26
---------------------------------------------------------------------------------------------
Lehman Brothers Corporate High Yield Bond Index   1.36 10.33 9.30 5.06  --               5.18
                                                                              Since Class A
                                                                             shares inception

--------------------------------------------------------------------------------
About information contained in this report:
.. All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
.. It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested. Investing in bond funds exposes you to the general risk of investing in the debt markets. Duration is a measure of bond price sensitivity to a given change in interest rates. Generally, the lower a bond's duration, the greater its price sensitivity to a given change in interest rates. Bond funds are subject to interest rate risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at historically low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater.
.. Investing in high yield bonds involves special risks because investments in lower rated and unrated debt securities are subject to greater loss of principal and interest than higher rated securities.
.. Please see the "About Your Semiannual Report" page for a description of the
  Lehman Brothers Corporate High Yield Bond Index.
.. Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.

--------------------------------------------------------------------------------

..   The Guardian Tax-Exempt Fund              Semiannual Report To Shareholders
--------------------------------------------------------------------------------

[PHOTO]

  Alexander M. Grant, Jr.
Alexander M. Grant, Jr., Portfolio Manager

Objective:
Seeks to maximize current income exempt from federal income taxes, consistent with the preservation of capital

Inception:
February 16, 1993

Net assets at June 30, 2004:
$87,947,358

Portfolio:
At least 80% in investment grade municipal debt obligations

--------------------------------------------------------------------------------


Top Ten Holdings (As of 6/30/04)

                                                           Maturity   Percentage of
                     Company                       Coupon    Date    Total Net Assets
-------------------------------------------------------------------------------------
California St. Dept. Wtr. Resources Pwr. Supply
 Rev.                                              1.040%   5/1/2022       4.55%
-------------------------------------------------------------------------------------
New York St. Housing Fin. Agy. Rev.                6.000%  11/1/2006       3.89%
-------------------------------------------------------------------------------------
California St. Econ. G.O. Ser. B                   5.000%   7/1/2023       3.68%
-------------------------------------------------------------------------------------
Fairfax Cnty., VA Ref. Pub. Impt. Ser. A           4.250%   6/1/2008       3.59%
-------------------------------------------------------------------------------------
Illinois St. Unemployment Insurance                5.000% 12/15/2007       3.04%
-------------------------------------------------------------------------------------
Puerto Rico Pub. Bldgs. Auth. Rev. Ref. Gov't.
 Facs. Ser. K                                      4.500%   7/1/2022       2.84%
-------------------------------------------------------------------------------------
Puerto Rico Pub. Fin. Corp. Comwlth. Approp. Ser.
 A                                                 5.750%   8/1/2027       2.49%
-------------------------------------------------------------------------------------
Florida St. Brd. of Ed. Lottery Rev. Ser. A        5.500%   7/1/2017       2.46%
-------------------------------------------------------------------------------------
Harris Cnty., TX Ref. Ser. B                       5.000%  8/15/2032       2.45%
-------------------------------------------------------------------------------------
Puerto Rico Pub. Bldgs. Auth. Rev. Ref. Gov't.
 Facs. Ser. J                                      5.000%   7/1/2036       2.45%

Sector Allocation (As of 6/30/04)


                                    [CHART]

                                            The Guardian         The Guardian
                                          Tax-Exempt Fund,     Tax-Exempt Fund,
                                           June 30, 2004      December 31, 2003

  Insured Bonds                               45.38%               52.07%
  Revenue Bonds                               32.27%               27.10%
  State General Obligation Bonds              10.08%                4.72%
  Local General Obligation Bonds               7.43%               14.31%
  Short-Term                                   4.84%                1.80%

Average Annual Total Returns (For periods ended 6/30/04)

                                     Inception                                  Since
                                       Date     YTD  1-Yr  3-Yr 5-Yr 10-Yr    Inception
-------------------------------------------------------------------------------------------
Class A Shares (w/o sales charge)    (2/16/93) -1.39 -0.52 5.45 5.80 5.88              5.03
         (w/ sales charge)           (2/16/93) -5.83 -5.00 3.84 4.83 5.39              4.61
-------------------------------------------------------------------------------------------
Class C Shares (w/o sales charge)     (8/7/00) -1.76 -1.27 4.66   --   --              5.34
         (w/ sales charge)            (8/7/00) -2.74 -2.26 4.66   --   --              5.34
-------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index           -0.68  0.76 5.42 5.87 6.44              6.08
                                                                            Since Class A
                                                                           shares inception

--------------------------------------------------------------------------------
About information contained in this report:
.. All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
.. It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested.
.. Please see the "About Your Semiannual Report" page for a description of the
  Lehman Brothers Municipal Bond Index.
.. Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class C shares do not take into account the contingent deferred sales charges applicable to such shares (maximum of 1%) except where noted. Since June 1, 1994, the investment adviser for the Fund has assumed certain ordinary operating expenses for the Fund. Without this assumption of expenses, returns would have been lower. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.

--------------------------------------------------------------------------------

..   The Guardian Cash Management Fund         Semiannual Report To Shareholders
--------------------------------------------------------------------------------

[PHOTO]

  Alexander M. Grant, Jr.

Alexander M. Grant, Jr.,
Portfolio Manager

Objective:
Seeks as high a level of current income as is consistent with liquidity and preservation of capital

Inception:
November 3, 1982

Net assets at
June 30, 2004:
$497,405,816

Portfolio:
Short-term money market investments

--------------------------------------------------------------------------------

Sector Allocation (As of 6/30/04)

                                    [CHART]

                             The Guardian Cash
                              Management Fund

Repurchase Agreements               9.19%
Taxable Municipals                 21.65%
Commercial Paper                   69.16%


Portfolio Statistics (As of 6/30/04)

Average Maturity (days)                             30
--------------------------------------------------------
Effective 7-day yield
 With subsidy                                      0.32%
 Without subsidy                                   0.26%
--------------------------------------------------------
Current 7-day yield
 With subsidy                                      0.32%
 Without subsidy                                   0.26%

Annualized historical yields for the 7-day periods ended June 30, 2004. Effective yield assumes reinvested income. Yields will vary as interest rates change.

Average Annual Total Returns (For periods ended 6/30/04)

                                     Inception                                   Since
                                       Date     YTD  1-Yr  3-Yr  5-Yr 10-Yr    Inception
--------------------------------------------------------------------------------------------
Class A Shares (w/o sales charge)    (11/3/82)  0.13  0.26  0.85 2.54 3.62              5.13
--------------------------------------------------------------------------------------------
Class B Shares (w/o sales charge)     (5/1/96)  0.13  0.25  0.42 2.13   --              3.07
         (w/ sales charge)            (5/1/96) -2.87 -2.75 -0.25 1.95   --              3.07
--------------------------------------------------------------------------------------------
Class C Shares (w/o sales charge)     (8/7/00)  0.13  0.25  0.42   --   --              1.29
         (w/ sales charge)            (8/7/00) -0.87 -0.75  0.42   --   --              1.29
--------------------------------------------------------------------------------------------
Class K Shares (w/o sales charge)    (5/15/01)  0.08  0.16  0.57   --   --              0.66
         (w/ sales charge)           (5/15/01) -0.92 -0.84  0.57   --   --              0.66
--------------------------------------------------------------------------------------------
Lehman Brothers 3 Month T-Bill Index            0.47  0.97  1.71 3.31 4.36              5.67
                                                                             Since Class A
                                                                            shares Inception

--------------------------------------------------------------------------------
About information contained in this report:
.. All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
.. It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested.
.. Please see the "About Your Semiannual Report" page for a description of the
  Lehman Brothers 3-Month Treasury Bill Index.
.. Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted. Since June 1, 1994, the investment adviser for the Fund has assumed certain ordinary operating expenses of the Fund. Without these expense assumptions, the returns would have been lower. The yield figures cited represent yield for Class A shares. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.
.. Shares of The Guardian Cash Management Fund are not issued or guaranteed by the Federal Deposit Insurance Corporation (FDIC), the National Credit Union Association (NCUA), the Federal Reserve Board or any other agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------

..   The Guardian Park Avenue Fund

 Schedule of Investments

June 30, 2004 (Unaudited)

              Common Stocks -- 99.6%
             Shares                                                   Value
             --------------------------------------------------------------
             Aerospace and Defense -- 1.7%
               224,100      United Technologies Corp.       $    20,500,668
             -------------------------------------------------------------
             Air Freight and Logistics -- 2.0%
               312,800      United Parcel Svc., Inc.             23,513,176
             -------------------------------------------------------------
             Beverages -- 2.8%
               352,100      Coca-Cola Co.                        17,774,008
               307,800      PepsiCo., Inc.                       16,584,264
                                                            ---------------
                                                                 34,358,272
             -------------------------------------------------------------
             Biotechnology -- 1.1%
               251,200      Amgen, Inc.*                         13,707,984
             -------------------------------------------------------------
             Capital Markets -- 9.1%
               205,200      Goldman Sachs Group, Inc.            19,321,632
               351,300      Lehman Brothers Hldgs., Inc.         26,435,325
               709,900      Mellon Financial Corp.               20,821,367
               437,000      Merrill Lynch & Co., Inc.            23,589,260
               406,100      State Street Corp.                   19,915,144
                                                            ---------------
                                                                110,082,728
             -------------------------------------------------------------
             Commercial Banks -- 5.2%
               245,500      Bank of America Corp.                20,774,210
               196,000      M & T Bank Corp.                     17,110,800
               426,500      Wells Fargo & Co.                    24,408,595
                                                            ---------------
                                                                 62,293,605
             -------------------------------------------------------------
             Communications Equipment -- 2.4%
             1,216,600      Cisco Systems, Inc.*                 28,833,420
             -------------------------------------------------------------
             Computers and Peripherals -- 3.0%
               481,700      Dell, Inc.*                          17,254,494
             1,026,300      EMC Corp.*                           11,699,820
               344,700      Hewlett Packard Co.                   7,273,170
                                                            ---------------
                                                                 36,227,484
             -------------------------------------------------------------
             Diversified Financial Services -- 2.4%
               618,166      Citigroup, Inc.                      28,744,719
             -------------------------------------------------------------
             Diversified Telecommunication Services -- 0.8%
               282,400      Verizon Comm.                        10,220,056
             -------------------------------------------------------------
             Electric Utilities -- 0.9%
               161,700      FPL Group, Inc.                      10,340,715
             -------------------------------------------------------------
             Electronic Equipment and Instruments -- 0.9%
               441,200      Jabil Circuit, Inc.*                 11,109,416
             -------------------------------------------------------------
             Energy Equipment and Services -- 3.5%
               395,100      Nabors Inds., Inc.                   17,866,422
               636,700      Noble Corp.                          24,124,563
                                                            ---------------
                                                                 41,990,985
             -------------------------------------------------------------
             Food and Staples Retailing -- 3.5%
               255,900      Costco Wholesale Corp.               10,509,813
               316,700      Sysco Corp.                          11,360,029
               376,700      Wal-Mart Stores, Inc.                19,874,692
                                                            ---------------
                                                                 41,744,534
             -------------------------------------------------------------
             Food Products -- 2.0%
               166,100      Bunge Ltd.                            6,467,934
               209,800      Hershey Foods Corp.                   9,707,446
               245,800      McCormick & Co., Inc.                 8,357,200
                                                            ---------------
                                                                 24,532,580
             -------------------------------------------------------------
             Gas Utilities -- 0.6%
               357,000      NiSource, Inc.                        7,361,340
             -------------------------------------------------------------

             ----------------------------------------------------------
             Shares                                               Value
             ----------------------------------------------------------
             Health Care Equipment and Supplies -- 3.9%
               308,800    Boston Scientific Corp.*      $    13,216,640
               123,200    C.R. Bard, Inc.                     6,979,280
               117,900    Guidant Corp.                       6,588,252
               225,090    Hospira, Inc.*                      6,212,484
               278,100    Medtronic, Inc.                    13,549,032
                                                        ---------------
                                                             46,545,688
             ---------------------------------------------------------
             Hotels, Restaurants and Leisure -- 2.9%
               524,600    Carnival Corp.                     24,656,200
               559,800    Hilton Hotels Corp.                10,445,868
                                                        ---------------
                                                             35,102,068
             ---------------------------------------------------------
             Household Products -- 5.3%
               539,700    Colgate-Palmolive Co.              31,545,465
               597,400    Procter & Gamble Co.               32,522,456
                                                        ---------------
                                                             64,067,921
             ---------------------------------------------------------
             Industrial Conglomerates -- 4.4%
             1,644,400    General Electric Co.               53,278,560
             ---------------------------------------------------------
             Information Technology Services -- 2.1%
               421,000    First Data Corp.                   18,742,920
               433,200    Unisys Corp.*                       6,012,816
                                                        ---------------
                                                             24,755,736
             ---------------------------------------------------------
             Insurance -- 4.9%
               103,400    Ambac Financial Group, Inc.         7,593,696
               553,500    American Int'l. Group, Inc.        39,453,480
               178,200    Chubb Corp.                        12,149,676
                                                        ---------------
                                                             59,196,852
             ---------------------------------------------------------
             Internet and Catalog Retail -- 0.8%
               179,600    Amazon.com, Inc.*                   9,770,240
             ---------------------------------------------------------
             Machinery -- 2.0%
               116,100    Caterpillar, Inc.                   9,222,984
               215,500    Deere & Co.                        15,115,170
                                                        ---------------
                                                             24,338,154
             ---------------------------------------------------------
             Media -- 0.5%
               155,800    Viacom, Inc.                        5,565,176
             ---------------------------------------------------------
             Metals and Mining -- 3.5%
               329,200    Alcoa, Inc.                        10,873,476
               401,700    Phelps Dodge Corp.                 31,135,767
                                                        ---------------
                                                             42,009,243
             ---------------------------------------------------------
             Oil and Gas -- 6.7%
               258,700    ChevronTexaco Corp.                24,346,257
               486,400    Devon Energy Corp.                 32,102,400
               302,800    Exxon Mobil Corp.                  13,447,348
               234,700    Occidental Petroleum Corp.         11,361,827
                                                        ---------------
                                                             81,257,832
             ---------------------------------------------------------
             Pharmaceuticals -- 8.8%
               227,300    Abbott Laboratories                 9,264,748
               155,600    Forest Laboratories, Inc.*          8,811,628
               183,840    Johnson & Johnson                  10,239,888
             1,732,240    Pfizer, Inc.                       59,381,187
               514,500    Wyeth                              18,604,320
                                                        ---------------
                                                            106,301,771
             ---------------------------------------------------------
             Semiconductors and Semiconductor Equipment -- 3.9%
               253,700    Analog Devices, Inc.               11,944,196
             1,038,500    Intel Corp.                        28,662,600

--------------------------------------------------------------------------------
See notes to financial statements.

..   The Guardian Park Avenue Fund

June 30, 2004 (Unaudited)

          --------------------------------------------------------------
          Shares                                                   Value
          --------------------------------------------------------------
               125,500   KLA-Tencor Corp.*               $    6,197,190
                                                         --------------
                                                             46,803,986
          ------------------------------------------------------------
          Software -- 6.0%
             1,653,100   Microsoft Corp.                     47,212,536
             2,071,600   Oracle Corp.*                       24,714,188
                                                         --------------
                                                             71,926,724
          ------------------------------------------------------------
          Specialty Retail -- 1.3%
               405,800   Bed, Bath & Beyond, Inc.*           15,603,010
          ------------------------------------------------------------
          Tobacco -- 0.7%
               175,500   Altria Group, Inc.                   8,783,775
          ------------------------------------------------------------
                         Total Common Stocks
                          (Cost $1,069,452,894)           1,200,868,418
          ------------------------------------------------------------

           Repurchase Agreement -- 1.1%
          Principal
          Amount                                                   Value
          --------------------------------------------------------------
          $ 13,399,000   State Street Bank and Trust Co.
                         repurchase agreement,
                         dated 6/30/2004, maturity
                         value $13,399,502 at
                         1.35%, due 7/1/2004 (1)
                          (Cost $13,399,000)             $   13,399,000
          ------------------------------------------------------------
          Total Investments -- 100.7%
           (Cost $1,082,851,894)                          1,214,267,418
          Liabilities in Excess of Cash, Receivables and
           Other Assets -- (0.7)%                            (8,616,271)
          ------------------------------------------------------------
          Net Assets -- 100%                             $1,205,651,147
          ------------------------------------------------------------

* Non-income producing security.
(1)The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

--------------------------------------------------------------------------------
                                             See notes to financial statements.

..   The Guardian UBS Large Cap Value Fund

 Schedule of Investments

June 30, 2004 (Unaudited)

            Common Stocks -- 96.8%
           Shares                                              Value
           ---------------------------------------------------------
           Aerospace and Defense -- 3.1%
            21,400 Boeing Co.                           $  1,093,326
            18,000 Northrop Grumman Corp.                    966,600
             6,900 United Technologies Corp.                 631,212
                                                        ------------
                                                           2,691,138
           ---------------------------------------------------------
           Airlines -- 0.3%
            41,000 Delta Airlines, Inc.                      291,920
           ---------------------------------------------------------
           Auto Components -- 1.3%
            21,800 Johnson Controls, Inc.                  1,163,684
           ---------------------------------------------------------
           Biotechnology -- 1.1%
            18,600 Cephalon, Inc.*                         1,004,400
           ---------------------------------------------------------
           Building Products -- 2.3%
            63,600 Masco Corp.                             1,983,048
           ---------------------------------------------------------
           Capital Markets -- 11.8%
           100,500 J.P. Morgan Chase & Co.                 3,896,385
            73,400 Mellon Financial Corp.                  2,152,822
            66,500 Morgan Stanley                          3,509,205
            20,800 Northern Trust Corp.                      879,424
                                                        ------------
                                                          10,437,836
           ---------------------------------------------------------
           Commercial Banks -- 8.1%
            19,928 Bank of America Corp.                   1,686,307
            33,100 PNC Financial Svcs. Group               1,756,948
            65,000 Wells Fargo & Co.                       3,719,950
                                                        ------------
                                                           7,163,205
           ---------------------------------------------------------
           Commercial Services and Supplies -- 0.6%
            20,300 Equifax, Inc.                             502,425
           ---------------------------------------------------------
           Construction Materials -- 1.8%
            35,500 Martin Marietta Materials, Inc.         1,573,715
           ---------------------------------------------------------
           Diversified Financial Services -- 5.3%
           100,900 Citigroup, Inc.                         4,691,850
           ---------------------------------------------------------
           Diversified Telecommunication Services -- 3.3%
            44,100 BellSouth Corp.                         1,156,302
            72,600 SBC Comm., Inc.                         1,760,550
                                                        ------------
                                                           2,916,852
           ---------------------------------------------------------
           Electric Utilities -- 6.8%
            54,900 American Electric Power, Inc.           1,756,800
            45,900 CMS Energy Corp.*                         419,067
            43,400 Exelon Corp.                            1,444,786
            47,000 FirstEnergy Corp.                       1,758,270
            34,000 Pepco Hldgs., Inc.                        621,520
                                                        ------------
                                                           6,000,443
           ---------------------------------------------------------
           Food and Staples Retailing -- 3.2%
            46,600 Albertson's, Inc.                       1,236,764
            38,300 Costco Wholesale Corp.                  1,572,981
                                                        ------------
                                                           2,809,745
           ---------------------------------------------------------
           Health Care Providers and Services -- 3.8%
             5,400 Quest Diagnostics, Inc.                   458,730
            46,600 UnitedHealth Group                      2,900,850
                                                        ------------
                                                           3,359,580
           ---------------------------------------------------------
           Household Products -- 1.3%
            16,700 Kimberly-Clark Corp.                    1,100,196
           ---------------------------------------------------------
           Information Technology Services -- 1.1%
            21,200 First Data Corp.                          943,824
           ---------------------------------------------------------
           Insurance -- 4.9%
            26,400 AFLAC, Inc.                             1,077,384
            24,400 American Int'l. Group, Inc.             1,739,232
            22,400 Hartford Financial Svcs. Group, Inc.    1,539,776
                                                        ------------
                                                           4,356,392
           ---------------------------------------------------------

           -----------------------------------------------------------
           Shares                                                Value
           -----------------------------------------------------------
           Machinery -- 3.1%
                28,600   Illinois Tool Works, Inc.        $ 2,742,454
           ---------------------------------------------------------
           Media -- 7.1%
                10,000   Gannett Co., Inc.                    848,500
                69,500   Interpublic Group Cos., Inc.*        954,235
               125,000   Time Warner, Inc.*                 2,197,500
                64,500   Viacom, Inc.                       2,303,940
                                                          -----------
                                                            6,304,175
           ---------------------------------------------------------
           Multi-Utilities and Unregulated Power -- 1.4%
                35,000   Sempra Energy                      1,205,050
           ---------------------------------------------------------
           Oil and Gas -- 8.1%
                33,700   ConocoPhillips                     2,570,973
               103,600   Exxon Mobil Corp.                  4,600,876
                                                          -----------
                                                            7,171,849
           ---------------------------------------------------------
           Paper and Forest Products -- 1.0%
                30,000   MeadWestvaco Corp.                   881,700
           ---------------------------------------------------------
           Pharmaceuticals -- 4.6%
                40,500   Bristol-Myers Squibb Corp.           992,250
                22,700   Johnson & Johnson                  1,264,390
                49,700   Wyeth                              1,797,152
                                                          -----------
                                                            4,053,792
           ---------------------------------------------------------
           Road and Rail -- 4.1%
                46,400   Burlington Northern Santa Fe       1,627,248
                59,800   CSX Corp.                          1,959,646
                                                          -----------
                                                            3,586,894
           ---------------------------------------------------------
           Thrifts and Mortgage Finance -- 3.1%
                43,100   Federal Home Loan Mortgage Corp.   2,728,230
           ---------------------------------------------------------
           Wireless Telecommunication Services -- 4.2%
               139,500   Nextel Comm., Inc.*                3,719,070
           ---------------------------------------------------------
                         Total Common Stocks
                          (Cost $67,560,611)               85,383,467
           ---------------------------------------------------------

            Exchange-Traded Fund -- 1.2%
                 9,600   S&P Depositary Receipts
                          Trust Series 1
                          exp. 12/31/2099
                          (Cost $1,009,544)               $ 1,099,488
           ---------------------------------------------------------

            Repurchase Agreement -- 2.1%
           Principal
           Amount                                                Value
           -----------------------------------------------------------
           $ 1,861,000   State Street Bank and Trust Co.
                         repurchase agreement,
                         dated 6/30/2004, maturity
                         value $1,861,070 at
                         1.35%, due 7/1/2004 (1)
                          (Cost $1,861,000)               $ 1,861,000
           ---------------------------------------------------------
           Total Investments -- 100.1%
            (Cost $ 70,431,155)                            88,343,955
           Liabilities in Excess of Cash, Receivables and
            Other Assets -- (0.1)%                           (118,834)
           ---------------------------------------------------------
           Net Assets -- 100%                             $88,225,121
           ---------------------------------------------------------

* Non-income producing security.
(1)The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

--------------------------------------------------------------------------------
See notes to financial statements.

..   The Guardian Park Avenue Small Cap Fund

 Schedule of Investments

June 30, 2004 (Unaudited)

           Common Stocks -- 99.3%
          Shares                                                 Value
          ------------------------------------------------------------
          Aerospace and Defense -- 2.7%
           58,200  Aviall, Inc.                          $   1,106,382
          143,000  EDO Corp.                                 3,449,160
           55,800  Sypris Solutions, Inc.                    1,070,802
                                                         -------------
                                                             5,626,344
          -----------------------------------------------------------
          Air Freight and Logistics -- 1.2%
           48,500  UTi Worldwide, Inc.                       2,555,465
          -----------------------------------------------------------
          Airlines -- 1.6%
          198,100  Skywest, Inc.                             3,448,921
          -----------------------------------------------------------
          Auto Components -- 1.2%
           67,200  American Axle & Mfg. Hldgs., Inc.         2,443,392
          -----------------------------------------------------------
          Beverages -- 0.7%
           47,400  Cott Corp.*                               1,535,760
          -----------------------------------------------------------
          Biotechnology -- 4.1%
          139,000  Cell Therapeutics, Inc.*                  1,024,430
           74,400  ILEX Oncology, Inc.*                      1,859,256
          120,100  Immunicon Corp.*                            943,986
           87,000  Keryx Biopharmaceuticals, Inc.*           1,101,420
           98,200  Nabi Biopharmaceuticals*                  1,396,404
          113,500  Protein Design Labs., Inc.*               2,171,255
                                                         -------------
                                                             8,496,751
          -----------------------------------------------------------
          Capital Markets -- 5.3%
          143,500  Investors Financial Svcs. Corp.           6,253,730
          107,500  Piper Jaffray Cos., Inc.*                 4,862,225
                                                         -------------
                                                            11,115,955
          -----------------------------------------------------------
          Chemicals -- 0.8%
           46,300  Georgia Gulf Corp.                        1,660,318
          -----------------------------------------------------------
          Commercial Banks -- 3.4%
          197,300  Boston Private Financial Hldgs., Inc.     4,569,468
           55,500  Southwest Bancorp. of Texas, Inc.         2,448,660
                                                         -------------
                                                             7,018,128
          -----------------------------------------------------------
          Commercial Services and Supplies -- 2.2%
           35,000  Banta Corp.                               1,554,350
          192,400  Labor Ready, Inc.*                        2,982,200
                                                         -------------
                                                             4,536,550
          -----------------------------------------------------------
          Communications Equipment -- 1.9%
          347,200  Arris Group, Inc.*                        2,062,368
          219,000  Symmetricom, Inc.*                        1,949,100
                                                         -------------
                                                             4,011,468
          -----------------------------------------------------------
          Computers and Peripherals -- 2.2%
           51,800  Applied Films Corp.*                      1,503,236
           46,900  PalmOne, Inc.*                            1,630,713
           74,700  Synaptics, Inc.*                          1,430,505
                                                         -------------
                                                             4,564,454
          -----------------------------------------------------------
          Containers and Packaging -- 0.5%
           25,700  Silgan Hldgs., Inc.                       1,035,967
          -----------------------------------------------------------
          Diversified Financial Services -- 3.0%
           98,300  Encore Capital Group, Inc.*               1,298,543
          140,600  Financial Federal Corp.*                  4,957,556
                                                         -------------
                                                             6,256,099
          -----------------------------------------------------------
          Diversified Telecommunication Services -- 1.2%
          322,700  TALK America Hldgs., Inc.*                2,475,109
          -----------------------------------------------------------
          Electronic Equipment and Instruments -- 3.8%
           77,700  Benchmark Electronics, Inc.*              2,261,070

          ------------------------------------------------------------
          Shares                                                 Value
          ------------------------------------------------------------
          152,700 Merix Corp.*                           $   1,731,618
          156,400 Plexus Corp.*                              2,111,400
           43,000 Varian, Inc.*                              1,812,450
                                                         -------------
                                                             7,916,538
          ------------------------------------------------------------
          Energy Equipment and Services -- 1.8%
          396,800 Key Energy Svcs., Inc.*                    3,745,792
          ------------------------------------------------------------
          Food and Staples Retailing -- 1.4%
           30,800 Performance Food Group Co.*                  817,432
           74,900 United Natural Foods, Inc.*                2,165,359
                                                         -------------
                                                             2,982,791
          ------------------------------------------------------------
          Gas Utilities -- 0.7%
           51,500 AGL Resources, Inc.                        1,496,075
          ------------------------------------------------------------
          Health Care Equipment and Supplies -- 5.3%
          169,300 American Medical Systems Hldgs., Inc.*     5,705,410
          107,400 Immucor, Inc.*                             3,495,870
          180,500 Synovis Life Technologies, Inc.*           1,940,375
                                                         -------------
                                                            11,141,655
          ------------------------------------------------------------
          Hotels, Restaurants and Leisure -- 2.6%
           84,000 Penn National Gaming, Inc.*                2,788,800
           96,900 Red Robin Gourmet Burgers, Inc.*           2,652,153
                                                         -------------
                                                             5,440,953
          ------------------------------------------------------------
          Household Durables -- 0.7%
           41,600 Jarden Corp.*                              1,497,184
          ------------------------------------------------------------
          Information Technology Services -- 1.1%
          173,500 Keane, Inc.*                               2,375,215
          ------------------------------------------------------------
          Insurance -- 2.9%
          127,900 Direct General Corp.                       4,126,054
           59,000 ProAssurance Corp.*                        2,012,490
                                                         -------------
                                                             6,138,544
          ------------------------------------------------------------
          Internet Software and Services -- 2.7%
          173,800 Netegrity, Inc.*                           1,470,348
          206,000 S1 Corp.*                                  2,047,640
          119,700 United Online, Inc.*                       2,107,917
                                                         -------------
                                                             5,625,905
          ------------------------------------------------------------
          Machinery -- 4.1%
           70,000 CLARCOR, Inc.                              3,206,000
           90,000 Trinity Inds., Inc.                        2,861,100
           90,900 Watts Water Technologies, Inc.             2,449,755
                                                         -------------
                                                             8,516,855
          ------------------------------------------------------------
          Media -- 2.1%
          209,100 Gray Television, Inc.                      2,904,399
           24,300 Media General, Inc.                        1,560,546
                                                         -------------
                                                             4,464,945
          ------------------------------------------------------------
          Metals and Mining -- 2.9%
          159,400 Century Aluminum Co.*                      3,951,526
          366,300 Hecla Mining Co.*                          2,087,910
                                                         -------------
                                                             6,039,436
          ------------------------------------------------------------
          Multiline Retail -- 1.3%
          173,300 99 Cents Only Stores*                      2,642,825
          ------------------------------------------------------------
          Oil and Gas -- 4.8%
          326,400 Energy Partners Ltd.*                      4,993,920
           57,600 Forest Oil Corp.*                          1,573,632
          140,900 Magnum Hunter Resources, Inc.*             1,462,542

--------------------------------------------------------------------------------
                                             See notes to financial statements.

..   The Guardian Park Avenue Small Cap Fund

June 30, 2004 (Unaudited)

           ---------------------------------------------------------
           Shares                                              Value
           ---------------------------------------------------------
           138,000 Range Resources Corp.                $  2,014,800
                                                        ------------
                                                          10,044,894
           ---------------------------------------------------------
           Pharmaceuticals -- 4.3%
            38,200 Medicis Pharmaceutical Corp.            1,526,090
           190,200 Pain Therapeutics, Inc.*                1,533,012
           101,900 Penwest Pharmaceuticals Co.*            1,305,339
            47,300 Salix Pharmaceuticals Ltd.*             1,558,535
            68,200 Taro Pharmaceutical Inds. Ltd.          2,966,700
                                                        ------------
                                                           8,889,676
           ---------------------------------------------------------
           Real Estate -- 3.4%
            75,400 Arden Realty, Inc.                      2,217,514
            55,400 Federal Realty Investment Trust         2,304,086
            68,100 Home Pptys., Inc.                       2,654,538
                                                        ------------
                                                           7,176,138
           ---------------------------------------------------------
           Road and Rail -- 1.9%
           185,925 Werner Enterprises, Inc.                3,923,017
           ---------------------------------------------------------
           Semiconductors and Semiconductor Equipment -- 4.0%
           102,800 Credence Systems Corp.*                 1,418,640
           110,100 Mattson Technology, Inc.*               1,323,402
           168,100 Pericom Semiconductor Corp.*            1,800,351
            92,700 Sigmatel, Inc.*                         2,693,862
            98,400 Silicon Storage Technology, Inc.*       1,013,520
                                                        ------------
                                                           8,249,775
           ---------------------------------------------------------
           Software -- 5.2%
           243,500 Borland Software Corp.*                 2,067,315
            95,400 Bottomline Technologies, Inc.*          1,006,470
            29,200 FactSet Research Systems, Inc.          1,380,284
           285,900 Lawson Software, Inc.*                  2,024,172
            59,200 Manhattan Assoc., Inc.*                 1,828,096
           123,500 RSA Security, Inc.*                     2,528,045
                                                        ------------
                                                          10,834,382
           ---------------------------------------------------------
           Specialty Retail -- 6.0%
           144,800 Cost Plus, Inc.*                        4,698,760
            96,400 Group 1 Automotive, Inc.*               3,201,444
           233,000 Movie Gallery, Inc.                     4,555,150
                                                        ------------
                                                          12,455,354
           ---------------------------------------------------------
           Thrifts and Mortgage Finance -- 3.6%
           182,800 Federal Agricultural Mortgage Corp.*    4,374,404
           178,398 W Hldg. Co., Inc.                       3,063,094
                                                        ------------
                                                           7,437,498
           ---------------------------------------------------------
           Wireless Telecommunication Services -- 0.7%
            49,100 Western Wireless Corp.*                 1,419,481
           ---------------------------------------------------------
                   Total Common Stocks
                    (Cost $176,011,942)                  207,235,609
           ---------------------------------------------------------

            Repurchase Agreement -- 2.5%
           Principal
           Amount                                                 Value
           ------------------------------------------------------------
           $  5,214,000   State Street Bank and Trust Co.
                          repurchase agreement,
                          dated 6/30/2004, maturity
                          value $5,214,196 at
                          1.35%, due 7/1/2004 (1)
                           (Cost $5,214,000)              $  5,214,000
           ----------------------------------------------------------
           Total Investments -- 101.8%
            (Cost $181,225,942)                            212,449,609
           Liabilities in Excess of Cash, Receivables and
            Other Assets -- (1.8)%                          (3,845,291)
           ----------------------------------------------------------
           Net Assets -- 100%                             $208,604,318
           ----------------------------------------------------------

* Non-income producing security.
(1)The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

--------------------------------------------------------------------------------
See notes to financial statements.

..   The Guardian UBS Small Cap Value Fund

 Schedule of Investments

June 30, 2004 (Unaudited)

            Common Stocks -- 95.9%
           Shares                                               Value
           ----------------------------------------------------------
           Aerospace and Defense -- 2.5%
            23,700 Esterline Technologies Corp.*         $    699,861
            10,800 Triumph Group, Inc.*                       344,844
                                                         ------------
                                                            1,044,705
           ----------------------------------------------------------
           Airlines -- 1.9%
            36,200 Mesa Air Group, Inc.*                      292,858
            44,500 Pinnacle Airlines Corp.*                   502,850
                                                         ------------
                                                              795,708
           ----------------------------------------------------------
           Auto Components -- 1.0%
            11,300 American Axle & Mfg. Hldgs., Inc.          410,868
           ----------------------------------------------------------
           Biotechnology -- 0.8%
            16,300 Alkermes, Inc.*                            221,680
             7,700 Vicuron Pharmaceuticals, Inc.*              96,712
                                                         ------------
                                                              318,392
           ----------------------------------------------------------
           Building Products -- 0.4%
            14,500 Apogee Enterprises, Inc.                   150,800
           ----------------------------------------------------------
           Chemicals -- 1.5%
            17,300 Lubrizol Corp.                             633,526
           ----------------------------------------------------------
           Commercial Banks -- 8.3%
            14,600 Boston Private Financial Hldgs., Inc.      338,136
            37,100 Colonial BancGroup, Inc.                   674,107
            15,600 Cullen/Frost Bankers, Inc.                 698,100
            11,800 First BanCorp.                             480,850
            15,500 South Financial Group, Inc.                439,270
            23,500 Trustmark Corp.                            679,620
             4,700 Vineyard National Bancorp Co.              187,483
                                                         ------------
                                                            3,497,566
           ----------------------------------------------------------
           Commercial Services and Supplies -- 5.5%
            19,200 Jackson Hewitt Tax Svc., Inc.*             336,000
            13,900 John H. Harland Co.                        407,965
            25,600 McGrath Rentcorp                           945,920
            21,400 Mobile Mini, Inc.*                         607,974
                                                         ------------
                                                            2,297,859
           ----------------------------------------------------------
           Communications Equipment -- 1.8%
            15,000 Harris Corp.                               761,250
           ----------------------------------------------------------
           Computers and Peripherals -- 1.0%
           130,500 Quantum Corp.*                             404,550
           ----------------------------------------------------------
           Electric Utilities -- 1.2%
            19,400 Hawaiian Electric Inds., Inc.              506,340
           ----------------------------------------------------------
           Electrical Equipment -- 1.8%
            33,900 Regal-Beloit Corp.                         754,614
           ----------------------------------------------------------
           Electronic Equipment and Instruments -- 3.5%
            26,300 Methode Electronics, Inc.                  341,111
            25,700 Newport Corp.*                             415,569
            28,300 Park Electrochemical Corp.                 714,575
                                                         ------------
                                                            1,471,255
           ----------------------------------------------------------
           Energy Equipment and Services -- 3.5%
            20,600 Oceaneering Int'l., Inc.*                  705,550
            27,100 Offshore Logistics, Inc.*                  762,052
                                                         ------------
                                                            1,467,602
           ----------------------------------------------------------
           Food Products -- 1.0%
            23,700 Hain Celestial Group, Inc.*                428,970
           ----------------------------------------------------------
           Gas Utilities -- 1.3%
            18,500 AGL Resources, Inc.                        537,425
           ----------------------------------------------------------

              ---------------------------------------------------------
              Shares                                              Value
              ---------------------------------------------------------
              Health Care Equipment and Supplies -- 3.7%
              32,400     Candela Corp.*                    $    317,520
              12,500     Haemonetics Corp.*                     370,625
               3,600     ICU Medical, Inc.*                     120,708
              18,000     Mentor Corp.                           617,220
              31,100     Theragenics Corp.*                     143,682
                                                           ------------
                                                              1,569,755
              ------------------------------------------------------
              Health Care Providers and Services -- 4.4%
               4,850     Coventry Health Care, Inc.*            237,165
              11,900     Molina Healthcare, Inc.*               454,342
               9,000     RehabCare Group, Inc.*                 239,670
              27,000     Renal Care Group, Inc.*                894,510
                                                           ------------
                                                              1,825,687
              ------------------------------------------------------
              Hotels, Restaurants and Leisure -- 1.9%
              28,400     Bally Total Fitness Hldg. Corp.*       142,000
              20,900     CBRL Group, Inc.                       644,765
                                                           ------------
                                                                786,765
              ------------------------------------------------------
              Household Durables -- 5.4%
              38,000     Department 56, Inc.*                   585,200
              24,600     Furniture Brands Int'l., Inc.          616,230
              12,300     Libbey, Inc.                           341,448
               6,600     Ryland Group, Inc.                     516,120
               5,100     Stanley Furniture Co., Inc.            214,761
                                                           ------------
                                                              2,273,759
              ------------------------------------------------------
              Industrial Conglomerates -- 1.3%
              16,500     ALLETE, Inc.                           549,450
              ------------------------------------------------------
              Information Technology Services -- 1.3%
              40,800     Computer Task Group, Inc.*             161,160
              45,400     SM&A*                                  392,710
                                                           ------------
                                                                553,870
              ------------------------------------------------------
              Insurance -- 4.1%
              24,800     AmerUs Group Co.                     1,026,720
               9,100     Donegal Group, Inc.                    182,364
              12,500     Selective Insurance Group, Inc.        498,500
                                                           ------------
                                                              1,707,584
              ------------------------------------------------------
              Internet Software and Services -- 1.0%
              99,900     Tumbleweed Comm. Corp.*                425,574
              ------------------------------------------------------
              Machinery -- 1.3%
               2,100     Gardner Denver, Inc.*                   58,590
              10,200     Harsco Corp.                           479,400
                                                           ------------
                                                                537,990
              ------------------------------------------------------
              Media -- 1.8%
              23,600     Radio One, Inc.*                       377,836
              20,000     Saga Comm., Inc.*                      365,000
                                                           ------------
                                                                742,836
              ------------------------------------------------------
              Metals and Mining -- 1.6%
              13,900     Quanex Corp.                           676,930
              ------------------------------------------------------
              Multi-Utilities and Unregulated Power -- 3.0%
              24,100     Equitable Resources, Inc.            1,246,211
              ------------------------------------------------------
              Oil and Gas -- 1.6%
              22,700     Cimarex Energy Co.*                    686,221
              ------------------------------------------------------
              Personal Products -- 1.2%
              20,300     Nu Skin Enterprises, Inc.              513,996
              ------------------------------------------------------

--------------------------------------------------------------------------------
                                             See notes to financial statements.

..   The Guardian UBS Small Cap Value Fund

June 30, 2004 (Unaudited)

             ---------------------------------------------------------
             Shares                                           Value
             ---------------------------------------------------------
             Pharmaceuticals -- 0.3%
             18,500 Advancis Pharmaceutical Corp.*     $    125,615
             ------------------------------------------------------
             Real Estate -- 5.1%
             20,507 Government Pptys. Trust, Inc.           214,298
             28,600 Innkeepers USA Trust                    294,866
             14,700 Parkway Pptys., Inc.                    653,415
              8,000 SL Green Realty Corp.                   374,400
             22,700 Thornburg Mortgage, Inc.                611,765
                                                       ------------
                                                          2,148,744
             ------------------------------------------------------
             Road and Rail -- 3.5%
             19,950 Genesee & Wyoming, Inc.*                472,815
             22,400 Werner Enterprises, Inc.                472,640
             13,100 Yellow Roadway Corp.*                   522,166
                                                       ------------
                                                          1,467,621
             ------------------------------------------------------
             Semiconductors and Semiconductor Equipment -- 1.8%
             26,300 Dupont Photomasks, Inc.*                534,679
             17,900 Integrated Silicon Solution, Inc.*      218,559
                                                       ------------
                                                            753,238
             ------------------------------------------------------
             Software -- 3.1%
             25,300 Mentor Graphics Corp.*                  391,391
             34,200 MSC.Software Corp.*                     306,090
             26,200 Reynolds & Reynolds Co.                 606,006
                                                       ------------
                                                          1,303,487
             ------------------------------------------------------
             Specialty Retail -- 5.5%
             12,200 Hollywood Entertainment Corp.*          162,992
             16,100 Linens'n Things, Inc.*                  471,891
              6,900 Michaels Stores, Inc.                   379,500
             41,900 Party City Corp.*                       523,331
             17,300 Rent-A-Center, Inc.*                    517,789
              7,600 Sharper Image Corp.*                    238,564
                                                       ------------
                                                          2,294,067
             ------------------------------------------------------
             Thrifts and Mortgage Finance -- 6.0%
             21,400 Accredited Home Lenders Hldg. Co.*      602,410
             10,500 Independence Community Bank Corp.       382,200
             29,700 IndyMac Bancorp, Inc.                   938,520
             48,100 Ocwen Financial Corp.*                  579,124
                                                       ------------
                                                          2,502,254
             ------------------------------------------------------
                    Total Common Stocks
                     (Cost $32,918,928)                  40,173,084
             ------------------------------------------------------

              Exchange-Traded Fund -- 0.9%
              2,200 iShares Russell 2000
                     Value Index Fund
                     (Cost $370,712)                   $    379,060
             ------------------------------------------------------

              Mutual Fund -- 1.1%
             34,100 Apollo Investment Corp.*
                     (Cost $503,772)                   $    469,557
             ------------------------------------------------------

             Repurchase Agreement -- 2.1%
            Principal
            Amount                                                Value
            -----------------------------------------------------------
            $  896,000    State Street Bank and Trust Co.
                          repurchase agreement,
                          dated 6/30/2004, maturity
                          value $896,034 at
                          1.35%, due 7/1/2004 (1)
                           (Cost $896,000)                 $   896,000
            ----------------------------------------------------------
            Total Investments -- 100.0%
             (Cost $34,689,412)                             41,917,701
            Liabilities in Excess of Cash, Receivables and
             Other Assets -- (0.0)%                             (1,188)
            ----------------------------------------------------------
            Net Assets -- 100%                             $41,916,513
            ----------------------------------------------------------

* Non-income producing security.
(1)The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

--------------------------------------------------------------------------------
See notes to financial statements.

..   The Guardian Asset Allocation Fund

 Schedule of Investments

June 30, 2004 (Unaudited)

               Common Stocks -- 14.3%
              Shares                                        Value
              ---------------------------------------------------
              Aerospace and Defense -- 0.3%
              3,044  Boeing Co.                     $     155,518
              2,736  Honeywell Int'l., Inc.               100,220
              1,046  Lockheed Martin Corp.                 54,476
              1,212  Northrop Grumman Corp.                65,084
              1,924  Raytheon Co.                          68,821
                318  United Technologies Corp.             29,091
                                                    -------------
                                                          473,210
              ---------------------------------------------------
              Air Freight and Logistics -- 0.1%
              2,119  United Parcel Svc., Inc.             159,285
              ---------------------------------------------------
              Airlines -- 0.0%
              2,503  Southwest Airlines Co.                41,975
              ---------------------------------------------------
              Automobiles -- 0.2%
              5,835  Ford Motor Co.                        91,318
              2,438  General Motors Corp.                 113,586
              1,219  Harley-Davidson, Inc.                 75,505
                                                    -------------
                                                          280,409
              ---------------------------------------------------
              Beverages -- 0.4%
              2,438  Anheuser-Busch Cos., Inc.            131,652
              4,595  Coca-Cola Co.                        231,955
              3,197  Coca-Cola Enterprises, Inc.           92,681
              2,867  PepsiCo., Inc.                       154,474
              2,305  The Pepsi Bottling Group, Inc.        70,395
                                                    -------------
                                                          681,157
              ---------------------------------------------------
              Biotechnology -- 0.2%
              2,242  Amgen, Inc.*                         122,346
                917  Biogen Idec, Inc.*                    58,000
              1,035  Chiron Corp.*                         46,203
              1,726  MedImmune, Inc.*                      40,388
                                                    -------------
                                                          266,937
              ---------------------------------------------------
              Building Products -- 0.0%
              2,608  Masco Corp.                           81,317
              ---------------------------------------------------
              Capital Markets -- 0.5%
              2,547  Bank of New York, Inc.                75,086
              8,048  Charles Schwab Corp.                  77,341
              1,000  Goldman Sachs Group, Inc.             94,160
              5,066  J.P. Morgan Chase & Co.              196,409
                980  Lehman Brothers Hldgs., Inc.          73,745
              2,356  Mellon Financial Corp.                69,101
                410  Merrill Lynch & Co., Inc.             22,132
              3,352  Morgan Stanley                       176,885
                 57  State Street Corp.                     2,795
                                                    -------------
                                                          787,654
              ---------------------------------------------------
              Chemicals -- 0.2%
                567  Dow Chemical Co.                      23,077
              3,035  E.I. Du Pont de Nemours & Co.        134,815
              1,085  Monsanto Co.                          41,772
              1,174  PPG Inds., Inc.                       73,363
              1,770  Rohm & Haas Co.                       73,597
                                                    -------------
                                                          346,624
              ---------------------------------------------------
              Commercial Banks -- 0.8%
              7,097  Bank of America Corp.                600,548
              1,872  BB&T Corp.                            69,208
              2,217  Fifth Third Bancorp                  119,230
              1,410  KeyCorp                               42,145
              3,312  U.S. Bancorp                          91,279
              4,992  Wachovia Corp.                       222,144

                ------------------------------------------------------------
                Shares                                                 Value
                ------------------------------------------------------------
                 3,950          Wells Fargo & Co.              $     226,058
                                                               -------------
                                                                   1,370,612
                ------------------------------------------------------
                Commercial Services and Supplies -- 0.2%
                 5,396          Cendant Corp.                        132,094
                 1,807          Cintas Corp.                          86,140
                 1,630          Pitney Bowes, Inc.                    72,128
                 2,779          Waste Management, Inc.                85,176
                                                               -------------
                                                                     375,538
                ------------------------------------------------------
                Communications Equipment -- 0.4%
                15,125          Cisco Systems, Inc.*                 358,462
                 6,482          Corning, Inc.*                        84,655
                 6,075          Motorola, Inc.                       110,869
                 2,384          QUALCOMM, Inc.                       173,984
                                                               -------------
                                                                     727,970
                ------------------------------------------------------
                Computers and Peripherals -- 0.5%
                 4,776          Dell, Inc.*                          171,076
                 5,386          EMC Corp.*                            61,400
                 8,215          Hewlett Packard Co.                  173,337
                 4,066          Int'l. Business Machines             358,418
                12,916          Sun Microsystems, Inc.*               56,055
                                                               -------------
                                                                     820,286
                ------------------------------------------------------
                Consumer Finance -- 0.2%
                 1,972          American Express Co.                 101,321
                   146          Capital One Financial Corp.            9,984
                 4,750          MBNA Corp.                           122,503
                 2,265          SLM Corp.                             91,619
                                                               -------------
                                                                     325,427
                ------------------------------------------------------
                Distributors -- 0.1%
                 2,967          Genuine Parts Co.                    117,731
                ------------------------------------------------------
                Diversified Financial Services -- 0.3%
                11,373          Citigroup, Inc.                      528,844
                ------------------------------------------------------
                Diversified Telecommunication Services -- 0.4%
                 1,564          ALLTEL Corp.                          79,170
                 1,989          AT & T Corp.                          29,099
                 5,078          BellSouth Corp.                      133,145
                 5,290          SBC Comm., Inc.                      128,283
                 1,710          Sprint Corp. (FON Group)              30,096
                 4,971          Verizon Comm.                        179,900
                                                               -------------
                                                                     579,693
                ------------------------------------------------------
                Electric Utilities -- 0.2%
                 1,705          Entergy Corp.                         95,497
                 1,050          Exelon Corp.                          34,955
                 1,214          FPL Group, Inc.                       77,635
                 1,395          Progress Energy, Inc.                 61,450
                 2,650          Southern Co.                          77,247
                 1,292          TXU Corp.                             52,339
                                                               -------------
                                                                     399,123
                ------------------------------------------------------
                Electrical Equipment -- 0.1%
                   424          Cooper Inds. Ltd.                     25,190
                 1,106          Emerson Electric Co.                  70,286
                                                               -------------
                                                                      95,476
                ------------------------------------------------------
                Electronic Equipment and Instruments -- 0.1%
                 2,990          Agilent Technologies, Inc.*           87,547
                 4,723          Solectron Corp.*                      30,558
                                                               -------------
                                                                     118,105
                ------------------------------------------------------

--------------------------------------------------------------------------------
                                             See notes to financial statements.

..   The Guardian Asset Allocation Fund

June 30, 2004 (Unaudited)

            --------------------------------------------------------
            Shares                                             Value
            --------------------------------------------------------
            Energy Equipment and Services -- 0.1%
             2,205  Baker Hughes, Inc.                 $      83,018
             1,681  Schlumberger Ltd.                        106,761
                                                       -------------
                                                             189,779
            -------------------------------------------------------
            Food and Staples Retailing -- 0.5%
               840  Albertson's, Inc.                         22,294
             2,620  CVS Corp.                                110,092
             2,409  Kroger Co.*                               43,844
             1,099  Safeway, Inc.*                            27,849
            10,695  Wal-Mart Stores, Inc.                    564,268
                                                       -------------
                                                             768,347
            -------------------------------------------------------
            Food Products -- 0.3%
             2,194  Archer-Daniels-Midland Co.                36,815
             2,621  Campbell Soup Co.                         70,453
             2,662  ConAgra Foods, Inc.                       72,087
               928  General Mills, Inc.                       44,108
             2,424  H.J. Heinz Co.                            95,021
             1,334  Hershey Foods Corp.                       61,724
             2,012  Kellogg Co.                               84,202
             1,269  W.M. Wrigley Jr. Co.                      80,010
                                                       -------------
                                                             544,420
            -------------------------------------------------------
            Health Care Equipment and Supplies -- 0.5%
             2,128  Baxter Int'l., Inc.                       73,437
             2,122  Becton Dickinson & Co., Inc.             109,920
             2,932  Boston Scientific Corp.*                 125,490
               272  C.R. Bard, Inc.                           15,409
             2,016  Guidant Corp.                            112,654
             1,756  Medtronic, Inc.                           85,552
             1,442  St. Jude Medical, Inc.*                  109,087
             1,188  Stryker Corp.                             65,340
               884  Zimmer Hldgs., Inc.                       77,969
                                                       -------------
                                                             774,858
            -------------------------------------------------------
            Health Care Providers and Services -- 0.2%
               998  AmerisourceBergen Corp.                   59,660
               746  Cigna Corp.                               51,332
               306  HCA, Inc.                                 12,727
             3,629  Health Management Associates, Inc.        81,362
             1,178  McKesson Corp.                            40,441
             1,512  Tenet Healthcare Corp.*                   20,276
               929  Wellpoint Health Networks, Inc.*         104,057
                                                       -------------
                                                             369,855
            -------------------------------------------------------
            Hotels, Restaurants and Leisure -- 0.2%
             2,190  Carnival Corp.                           102,930
             2,751  McDonald's Corp.                          71,526
             2,943  Starbucks Corp.*                         127,962
                                                       -------------
                                                             302,418
            -------------------------------------------------------
            Household Products -- 0.3%
               614  Clorox Co.                                33,021
             1,955  Kimberly-Clark Corp.                     128,795
             5,120  Procter & Gamble Co.                     278,733
                                                       -------------
                                                             440,549
            -------------------------------------------------------
            Industrial Conglomerates -- 0.7%
             2,236  3M Co.                                   201,262
            23,903  General Electric Co.                     774,457
             6,224  Tyco Int'l. Ltd.                         206,264
                                                       -------------
                                                           1,181,983
            -------------------------------------------------------
            Information Technology Services -- 0.3%
             2,142  Automatic Data Processing, Inc.           89,707
             2,525  Electronic Data Systems Corp.             48,354

            -----------------------------------------------------------
            Shares                                                Value
            -----------------------------------------------------------
             4,416    First Data Corp.                    $     196,600
               957    Paychex, Inc.                              32,423
             1,608    Sabre Hldgs. Corp.                         44,558
                                                          -------------
                                                                411,642
            ----------------------------------------------------------
            Insurance -- 0.7%
             2,353    AFLAC, Inc.                                96,026
             2,008    Allstate Corp.                             93,472
             5,515    American Int'l. Group, Inc.               393,109
             1,281    Chubb Corp.                                87,339
               186    Loews Corp.                                11,153
             1,308    Manulife Financial Corp.                   52,974
             2,164    Marsh & McLennan Cos., Inc.                98,202
             2,884    MetLife, Inc.                             103,391
             1,253    Progressive Corp.                         106,881
               687    St. Paul Travelers Cos., Inc.              27,836
                                                          -------------
                                                              1,070,383
            ----------------------------------------------------------
            Internet Software and Services -- 0.0%
             1,884    Yahoo! Inc.*                               68,446
            ----------------------------------------------------------
            Leisure Equipment and Products -- 0.1%
             1,149    Eastman Kodak Co.                          31,000
             3,448    Mattel, Inc.                               62,926
                                                          -------------
                                                                 93,926
            ----------------------------------------------------------
            Machinery -- 0.2%
             1,626    Caterpillar, Inc.                         129,169
             1,491    Deere & Co.                               104,579
             2,138    Dover Corp.                                90,010
                                                          -------------
                                                                323,758
            ----------------------------------------------------------
            Media -- 0.5%
             2,046    Clear Channel Comm., Inc.                  75,600
             3,217    Comcast Corp. -- Class A*                  90,172
               216    Comcast Corp. -- Class A Special*           5,964
               629    Gannett Co., Inc.                          53,371
             1,395    New York Times Co.                         62,370
            11,612    Time Warner, Inc.*                        204,139
                77    Tribune Co.                                 3,507
             4,849    Viacom, Inc.                              173,206
             5,567    Walt Disney Co.                           141,903
                                                          -------------
                                                                810,232
            ----------------------------------------------------------
            Metals and Mining -- 0.0%
             2,364    Alcoa, Inc.                                78,083
            ----------------------------------------------------------
            Multiline Retail -- 0.1%
             1,602    Kohl's Corp.*                              67,733
               481    Target Corp.                               20,428
                                                          -------------
                                                                 88,161
            ----------------------------------------------------------
            Multi-Utilities and Unregulated Power -- 0.1%
             3,468    AES Corp.*                                 34,437
             4,604    Duke Energy Corp.                          93,415
             1,682    Public Svc. Enterprise Group, Inc.         67,331
                                                          -------------
                                                                195,183
            ----------------------------------------------------------
            Oil and Gas -- 0.8%
             1,406    Anadarko Petroleum Corp.                   82,392
               294    Burlington Resources, Inc.                 10,637
             2,887    ChevronTexaco Corp.                       271,695
             1,233    ConocoPhillips                             94,066
             3,136    El Paso Corp.                              24,712
            14,298    Exxon Mobil Corp.                         634,974
             2,571    Unocal Corp.                               97,698
             3,916    Williams Cos., Inc.                        46,600
                                                          -------------
                                                              1,262,774
            ----------------------------------------------------------

--------------------------------------------------------------------------------
See notes to financial statements.

..   The Guardian Asset Allocation Fund

June 30, 2004 (Unaudited)

             --------------------------------------------------------
             Shares                                             Value
             --------------------------------------------------------
             Paper and Forest Products -- 0.1%
              2,952   Georgia-Pacific Corp.             $     109,165
             -------------------------------------------------------
             Personal Products -- 0.1%
              2,752   Avon Products, Inc.                     126,977
              2,784   Gillette Co.                            118,042
                                                        -------------
                                                              245,019
             -------------------------------------------------------
             Pharmaceuticals -- 1.0%
              1,116   Allergan, Inc.                           99,904
              6,462   Bristol-Myers Squibb Corp.              158,319
              3,549   Eli Lilly & Co.                         248,111
              1,774   Forest Laboratories, Inc.*              100,462
              6,872   Johnson & Johnson                       382,770
              1,779   King Pharmaceuticals, Inc.*              20,370
             17,915   Pfizer, Inc.                            614,126
              3,875   Schering-Plough Corp.                    71,610
                                                        -------------
                                                            1,695,672
             -------------------------------------------------------
             Real Estate -- 0.1%
              2,383   Plum Creek Timber Co., Inc.              77,638
              1,972   Simon Ppty. Group, Inc.                 101,400
                                                        -------------
                                                              179,038
             -------------------------------------------------------
             Road and Rail -- 0.1%
              2,352   Burlington Northern Santa Fe             82,485
              1,674   Union Pacific Corp.                      99,519
                                                        -------------
                                                              182,004
             -------------------------------------------------------
             Semiconductors and Semiconductor Equipment -- 0.6%
              2,923   Altera Corp.*                            64,949
                754   Analog Devices, Inc.                     35,498
              4,648   Applied Materials, Inc.*                 91,194
              1,688   Broadcom Corp.*                          78,948
             13,630   Intel Corp.                             376,188
              1,448   KLA-Tencor Corp.*                        71,502
                549   Linear Technology Corp.                  21,669
                794   Maxim Integrated Products, Inc.          41,621
              3,302   Micron Technology, Inc.*                 50,554
              1,503   Texas Instruments, Inc.                  36,343
              2,346   Xilinx, Inc.                             78,145
                                                        -------------
                                                              946,611
             -------------------------------------------------------
             Software -- 0.6%
              1,802   Adobe Systems, Inc.                      83,793
              3,590   Computer Associates Int'l., Inc.        100,736
             23,245   Microsoft Corp.                         663,877
              2,830   Siebel Systems, Inc.*                    30,224
              2,739   VERITAS Software Corp.*                  75,870
                                                        -------------
                                                              954,500
             -------------------------------------------------------
             Specialty Retail -- 0.3%
              1,416   Bed, Bath & Beyond, Inc.*                54,445
              1,930   Best Buy Co., Inc.                       97,928
              3,143   Home Depot, Inc.                        110,634
              2,415   Lowe's Cos., Inc.                       126,908
                432   Staples, Inc.                            12,662
              5,047   The Gap, Inc.                           122,390
                                                        -------------
                                                              524,967
             -------------------------------------------------------
             Textiles, Apparel and Luxury Goods -- 0.1%
              1,255   NIKE, Inc.                               95,066
             -------------------------------------------------------
             Thrifts and Mortgage Finance -- 0.2%
              1,850   Federal National Mortgage Assn.         132,016
              4,145   Washington Mutual, Inc.                 160,163
                                                        -------------
                                                              292,179
             -------------------------------------------------------

        ---------------------------------------------------------------
        Shares                                                    Value
        ---------------------------------------------------------------
        Tobacco -- 0.2%
              5,316 Altria Group, Inc.                   $     266,066
                509 UST, Inc.                                   18,324
                                                         -------------
                                                               284,390
        ---------------------------------------------------------------
        Wireless Telecommunication Services -- 0.1%
             12,777 AT & T Wireless Svcs., Inc.*               182,967
        ---------------------------------------------------------------
                    Total Common Stocks
                     (Cost $24,127,994)                     23,243,748
        ---------------------------------------------------------------

         Mutual Funds -- 81.3%
        Equity -- 73.6%
         15,277,311 The Guardian S&P 500 Index Fund,
                     Class A (1)+                        $ 119,621,343
        ---------------------------------------------------------------
        Fixed Income -- 7.7%
          1,264,491 The Guardian Investment Quality Bond
                     Fund, Class A (2)                      12,467,877
        ---------------------------------------------------------------
                    Total Mutual Funds
                     (Cost $144,499,729)                   132,089,220
        ---------------------------------------------------------------

         U.S. Government Security -- 1.1%
        Principal
        Amount                                                    Value
        ---------------------------------------------------------------
        $ 1,900,000 U.S. Treasury Bill
                     0.94%, 7/29/2004 (3)
                     (Cost $1,898,611)                   $   1,898,611
        ---------------------------------------------------------------

         Repurchase Agreement -- 3.4%
        $ 5,498,000 State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 6/30/2004, maturity
                    value $5,498,206 at
                    1.35%, due 7/1/2004 (4)
                     (Cost $5,498,000)                   $   5,498,000
        ---------------------------------------------------------------
        Total Investments -- 100.1%
         (Cost $176,024,334)                               162,729,579
        Liabilities in Excess of Cash, Receivables and
         Other Assets -- (0.1)%                               (240,588)
        ---------------------------------------------------------------
        Net Assets -- 100%                               $ 162,488,991
        ---------------------------------------------------------------

* Non-income producing security.
+ The Guardian S&P 500 Index Fund financials are included herein.
(1)Majority-owned subsidiary.
(2)Affiliated issuer.
(3)The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(4)The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

          Purchased (P)/Sold (S) Futures Contracts
                                                            Unrealized
                                                         Appreciation/
         Contracts Type     Description      Expiration (Depreciation)
         -------------------------------------------------------------
         114        S   U.S. Treasury Notes,
                               5 Year          9/2004    $    (57,000)
          67        P      S&P 500 Index       9/2004          77,050
                                                         ------------
                                                         $     20,050
         -------------------------------------------------------------

--------------------------------------------------------------------------------
                                             See notes to financial statements.

..   The Guardian S&P 500 Index Fund

 Schedule of Investments

June 30, 2004 (Unaudited)

               Common Stocks -- 97.2%
              ----------------------------------------------------
              Shares                                         Value
              ----------------------------------------------------
              Aerospace and Defense -- 1.9%
              12,788 Boeing Co.                     $      653,339
               3,125 General Dynamics Corp.                310,313
               2,343 Goodrich Corp.                         75,749
              13,224 Honeywell Int'l., Inc.                484,395
               6,804 Lockheed Martin Corp.                 354,352
               5,740 Northrop Grumman Corp.                308,238
               6,629 Raytheon Co.                          237,119
               2,645 Rockwell Collins, Inc.                 88,131
               7,755 United Technologies Corp.             709,428
                                                    --------------
                                                         3,221,064
              ----------------------------------------------------
              Air Freight and Logistics -- 1.0%
               4,550 FedEx Corp.                           371,689
                 810 Ryder Systems, Inc.                    32,457
              17,015 United Parcel Svc., Inc.            1,279,018
                                                    --------------
                                                         1,683,164
              ----------------------------------------------------
              Airlines -- 0.1%
               1,785 Delta Airlines, Inc.                   12,709
              12,232 Southwest Airlines Co.                205,131
                                                    --------------
                                                           217,840
              ----------------------------------------------------
              Auto Components -- 0.2%
                 945 Cooper Tire & Rubber Co.               21,735
               2,085 Dana Corp.                             40,866
               8,041 Delphi Corp.                           85,878
               4,365 Goodyear Tire & Rubber Co.*            39,678
               2,858 Johnson Controls, Inc.                152,560
               1,852 Visteon Corp.                          21,613
                                                    --------------
                                                           362,330
              ----------------------------------------------------
              Automobiles -- 0.7%
              28,159 Ford Motor Co.                        440,688
               8,879 General Motors Corp.                  413,673
               4,838 Harley-Davidson, Inc.                 299,666
                                                    --------------
                                                         1,154,027
              ----------------------------------------------------
              Beverages -- 2.6%
                 525 Adolph Coors Co.                       37,979
              11,891 Anheuser-Busch Cos., Inc.             642,114
               1,990 Brown-Forman Corp.                     96,057
              37,132 Coca-Cola Co.                       1,874,424
               7,664 Coca-Cola Enterprises, Inc.           222,179
              25,965 PepsiCo., Inc.                      1,398,994
               4,359 The Pepsi Bottling Group, Inc.        133,124
                                                    --------------
                                                         4,404,871
              ----------------------------------------------------
              Biotechnology -- 1.1%
              19,558 Amgen, Inc.*                        1,067,280
               5,022 Biogen Idec, Inc.*                    317,642
               2,723 Chiron Corp.*                         121,555
               3,379 Genzyme Corp.*                        159,928
               3,661 MedImmune, Inc.*                       85,667
                                                    --------------
                                                         1,752,072
              ----------------------------------------------------
              Building Products -- 0.2%
               3,186 American Standard Cos., Inc.*         128,428
               7,483 Masco Corp.                           233,320
                                                    --------------
                                                           361,748
              ----------------------------------------------------
              Capital Markets -- 3.4%
              11,877 Bank of New York, Inc.                350,134
               1,537 Bear Stearns Cos., Inc.               129,584
              19,889 Charles Schwab Corp.                  191,133

            -------------------------------------------------------
            Shares                                            Value
            -------------------------------------------------------
             5,500 E*TRADE Financial Corp.*          $       61,325
             1,600 Federated Investors, Inc.                 48,544
             3,801 Franklin Resources, Inc.                 190,354
             7,166 Goldman Sachs Group, Inc.                674,750
            31,680 J.P. Morgan Chase & Co.                1,228,234
             3,184 Janus Capital Group, Inc.                 52,504
             4,199 Lehman Brothers Hldgs., Inc.             315,975
             6,309 Mellon Financial Corp.                   185,043
            15,654 Merrill Lynch & Co., Inc.                845,003
            16,508 Morgan Stanley                           871,127
             3,195 Northern Trust Corp.                     135,085
             5,114 State Street Corp.                       250,791
             1,728 T. Rowe Price Group, Inc.                 87,091
                                                     --------------
                                                          5,616,677
            -------------------------------------------------------
            Chemicals -- 1.5%
             3,281 Air Products & Chemicals, Inc.           172,088
            14,085 Dow Chemical Co.                         573,260
            15,009 E.I. Du Pont de Nemours & Co.            666,700
             1,083 Eastman Chemical Co.                      50,067
             4,653 Ecolab, Inc.                             147,500
             1,823 Engelhard Corp.                           58,901
               685 Great Lakes Chemical Corp.                18,536
             1,497 Hercules, Inc.*                           18,248
             1,377 Int'l. Flavors & Fragrances, Inc.         51,500
             3,976 Monsanto Co.                             153,076
             2,774 PPG Inds., Inc.                          173,347
             5,132 Praxair, Inc.                            204,818
             3,834 Rohm & Haas Co.                          159,418
             1,093 Sigma-Aldrich                             65,154
                                                     --------------
                                                          2,512,613
            -------------------------------------------------------
            Commercial Banks -- 6.1%
             5,373 AmSouth Bancorporation                   136,850
            31,488 Bank of America Corp.                  2,664,515
            17,177 Bank One Corp.                           876,027
             8,563 BB&T Corp.                               316,574
             4,202 Charter One Financial, Inc.              185,687
             2,548 Comerica, Inc.                           139,834
             8,646 Fifth Third Bancorp                      464,982
             1,845 First Horizon Nat'l. Corp.                83,892
             3,600 Huntington Bancshares, Inc.               82,440
             6,165 KeyCorp                                  184,272
             1,800 M & T Bank Corp.                         157,140
             3,714 Marshall & Ilsley Corp.                  145,180
             9,265 National City Corp.                      324,368
             2,405 North Fork Bancorporation, Inc.           91,510
             4,177 PNC Financial Svcs. Group                221,715
             3,484 Regions Financial Corp.                  127,340
             4,873 SouthTrust Corp.                         189,121
             4,276 SunTrust Banks, Inc.                     277,897
             4,926 Synovus Financial Corp.                  124,727
            30,104 U.S. Bancorp                             829,666
             2,982 Union Planters Corp.                      88,894
            20,178 Wachovia Corp.                           897,921
            25,987 Wells Fargo & Co.                      1,487,236
             1,438 Zions Bancorporation                      88,365
                                                     --------------
                                                         10,186,153
            -------------------------------------------------------
            Commercial Services and Supplies -- 1.1%
             4,995 Allied Waste Inds., Inc.*                 65,834
             2,845 Apollo Group, Inc.*                      251,185
             1,581 Avery Dennison Corp.                     101,200
            15,262 Cendant Corp.                            373,614
             2,425 Cintas Corp.                             115,600

--------------------------------------------------------------------------------
See notes to financial statements.

..   The Guardian S&P 500 Index Fund

June 30, 2004 (Unaudited)

               -----------------------------------------------------
               Shares                                          Value
               -----------------------------------------------------
                   997   Deluxe Corp.                 $       43,370
                 2,052   Equifax, Inc.                        50,787
                 2,604   H & R Block, Inc.                   124,159
                 1,707   Monster Worldwide, Inc.*             43,904
                 3,634   Pitney Bowes, Inc.                  160,804
                 4,423   R.R. Donnelley & Sons Co.           146,047
                 2,547   Robert Half Int'l., Inc.             75,824
                 8,974   Waste Management, Inc.              275,053
                                                      --------------
                                                           1,827,381
               ----------------------------------------------------
               Communications Equipment -- 3.0%
                11,132   ADC Telecomm., Inc.*                 31,615
                 2,400   Andrew Corp.*                        48,024
                 6,102   Avaya, Inc.*                         96,351
                 7,613   CIENA Corp.*                         28,320
               106,642   Cisco Systems, Inc.*              2,527,415
                 2,380   Comverse Technology, Inc.*           47,457
                20,197   Corning, Inc.*                      263,773
                18,734   JDS Uniphase Corp.*                  71,002
                67,556   Lucent Technologies, Inc.*          255,362
                35,440   Motorola, Inc.                      646,780
                 1,349   QLogic Corp.*                        35,870
                12,102   QUALCOMM, Inc.                      883,204
                 2,311   Scientific Atlanta, Inc.             79,729
                 5,897   Tellabs, Inc.*                       51,540
                                                      --------------
                                                           5,066,442
               ----------------------------------------------------
               Computers and Peripherals -- 3.5%
                 6,053   Apple Computer, Inc.*               196,965
                38,726   Dell, Inc.*                       1,387,165
                36,868   EMC Corp.*                          420,295
                 4,621   Gateway, Inc.*                       20,794
                46,798   Hewlett Packard Co.                 987,438
                26,281   Int'l. Business Machines          2,316,670
                 1,823   Lexmark Int'l. Group, Inc.*         175,974
                 1,379   NCR Corp.*                           68,385
                 5,702   Network Appliance, Inc.*            122,764
                46,932   Sun Microsystems, Inc.*             203,685
                                                      --------------
                                                           5,900,135
               ----------------------------------------------------
               Construction and Engineering -- 0.0%
                 1,050   Fluor Corp.                          50,054
               ----------------------------------------------------
               Construction Materials -- 0.0%
                 1,439   Vulcan Materials Co.                 68,424
               ----------------------------------------------------
               Consumer Finance -- 1.3%
                19,651   American Express Co.              1,009,668
                 3,450   Capital One Financial Corp.         235,911
                19,217   MBNA Corp.                          495,607
                 4,111   Providian Financial Corp.*           60,308
                 7,101   SLM Corp.                           287,236
                                                      --------------
                                                           2,088,730
               ----------------------------------------------------
               Containers and Packaging -- 0.2%
                   813   Ball Corp.                           58,577
                 1,504   Bemis Co., Inc.                      42,488
                 2,261   Pactiv Corp.*                        56,389
                 2,781   Sealed Air Corp.*                   148,144
                   697   Temple-Inland, Inc.                  48,267
                                                      --------------
                                                             353,865
               ----------------------------------------------------
               Distributors -- 0.1%
                 2,486   Genuine Parts Co.                    98,645
               ----------------------------------------------------
               Diversified Financial Services -- 2.4%
                78,862   Citigroup, Inc.                   3,667,083
                 2,359   Moody's Corp.                       152,533

             -------------------------------------------------------------
             Shares                                                  Value
             -------------------------------------------------------------
              5,116      Principal Financial Group, Inc.    $      177,934
                                                            --------------
                                                                 3,997,550
             ------------------------------------------------------------
             Diversified Telecommunication Services -- 2.7%
              4,514      ALLTEL Corp.                              228,499
             12,198      AT & T Corp.                              178,457
             28,012      BellSouth Corp.                           734,475
              1,992      CenturyTel, Inc.                           59,840
              6,319      Citizens Comm. Co.*                        76,460
             30,623      Qwest Comm. Int'l., Inc.*                 109,936
             50,060      SBC Comm., Inc.                         1,213,955
             21,364      Sprint Corp. (FON Group)                  376,006
             41,885      Verizon Comm.                           1,515,818
                                                            --------------
                                                                 4,493,446
             ------------------------------------------------------------
             Electric Utilities -- 1.8%
              1,753      Allegheny Energy, Inc.*                    27,014
              2,471      Ameren Corp.                              106,154
              6,284      American Electric Power, Inc.             201,088
              4,248      CenterPoint Energy, Inc.                   48,852
              2,886      CiNergy Corp.                             109,668
              1,896      CMS Energy Corp.*                          17,310
              3,075      Consolidated Edison, Inc.                 122,262
              2,578      DTE Energy Co.                            104,512
              4,648      Edison Int'l.                             118,849
              3,618      Entergy Corp.                             202,644
              9,904      Exelon Corp.                              329,704
              5,049      FirstEnergy Corp.                         188,883
              2,907      FPL Group, Inc.                           185,903
              6,344      PG&E Corp.*                               177,251
              1,212      Pinnacle West Capital Corp.                48,953
              2,692      PPL Corp.                                 123,563
              4,069      Progress Energy, Inc.                     179,239
             12,246      Southern Co.                              356,971
              2,624      TECO Energy, Inc.                          31,462
              4,937      TXU Corp.                                 199,998
              6,601      Xcel Energy, Inc.                         110,303
                                                            --------------
                                                                 2,990,583
             ------------------------------------------------------------
             Electrical Equipment -- 0.4%
              2,786      American Power Conversion Corp.            54,745
              1,359      Cooper Inds. Ltd.                          80,738
              6,564      Emerson Electric Co.                      417,142
              1,094      Power-One, Inc.*                           12,012
              2,645      Rockwell Automation, Inc.                  99,214
                767      Thomas & Betts Corp.*                      20,886
                                                            --------------
                                                                   684,737
             ------------------------------------------------------------
             Electronic Equipment and Instruments -- 0.5%
              7,382      Agilent Technologies, Inc.*               216,145
              2,726      Jabil Circuit, Inc.*                       68,641
              2,802      Molex, Inc.                                89,888
              2,010      PerkinElmer, Inc.                          40,280
              7,816      Sanmina-SCI Corp.*                         71,126
             12,349      Solectron Corp.*                           79,898
              3,132      Symbol Technologies, Inc.                  46,166
              1,336      Tektronix, Inc.                            45,451
              2,568      Thermo Electron Corp.*                     78,940
              2,045      Waters Corp.*                              97,710
                                                            --------------
                                                                   834,245
             ------------------------------------------------------------
             Energy Equipment and Services -- 0.9%
              2,317      B.J. Svcs. Co.*                           106,211
              5,564      Baker Hughes, Inc.                        209,485
              6,355      Halliburton Co.                           192,302
              2,092      Nabors Inds., Inc.                         94,600

--------------------------------------------------------------------------------
                                             See notes to financial statements.

..   The Guardian S&P 500 Index Fund

June 30, 2004 (Unaudited)

            ---------------------------------------------------------
            Shares                                              Value
            ---------------------------------------------------------
             2,008  Noble Corp.                        $       76,083
             1,317  Rowan Cos., Inc.*                          32,043
             9,003  Schlumberger Ltd.                         571,780
             5,572  Transocean, Inc.*                         161,254
                                                       --------------
                                                            1,443,758
            --------------------------------------------------------
            Food and Staples Retailing -- 3.4%
             5,902  Albertson's, Inc.                         156,639
             7,059  Costco Wholesale Corp.                    289,913
             6,301  CVS Corp.                                 264,768
            11,800  Kroger Co.*                               214,760
             7,230  Safeway, Inc.*                            183,208
             1,885  Supervalu, Inc.                            57,700
             9,731  Sysco Corp.                               349,051
            66,196  Wal-Mart Stores, Inc.                   3,492,501
            15,872  Walgreen Co.                              574,725
             2,010  Winn-Dixie Stores, Inc.                    14,472
                                                       --------------
                                                            5,597,737
            --------------------------------------------------------
            Food Products -- 1.3%
             9,568  Archer-Daniels-Midland Co.                160,551
             6,069  Campbell Soup Co.                         163,135
             8,628  ConAgra Foods, Inc.                       233,646
             5,846  General Mills, Inc.                       277,860
             5,823  H.J. Heinz Co.                            228,262
             3,920  Hershey Foods Corp.                       181,378
             6,444  Kellogg Co.                               269,682
             1,968  McCormick & Co., Inc.                      66,912
            12,269  Sara Lee Corp.                            282,064
             3,730  W.M. Wrigley Jr. Co.                      235,177
                                                       --------------
                                                            2,098,667
            --------------------------------------------------------
            Gas Utilities -- 0.1%
             2,616  KeySpan Corp.                              96,007
               674  NICOR, Inc.                                22,896
             4,276  NiSource, Inc.                             88,171
               527  Peoples Energy Corp.                       22,213
                                                       --------------
                                                              229,287
            --------------------------------------------------------
            Health Care Equipment and Supplies -- 2.1%
             3,019  Applera Corp.-Applied Biosystems
                     Group                                     65,663
               755  Bausch & Lomb, Inc.                        49,128
             9,370  Baxter Int'l., Inc.                       323,359
             3,689  Becton Dickinson & Co., Inc.              191,090
             3,846  Biomet, Inc.                              170,916
            12,482  Boston Scientific Corp.*                  534,230
             1,442  C.R. Bard, Inc.                            81,689
             4,822  Guidant Corp.                             269,453
             2,380  Hospira, Inc.*                             65,688
            18,280  Medtronic, Inc.                           890,601
               653  Millipore Corp.*                           36,810
             2,817  St. Jude Medical, Inc.*                   213,106
             6,194  Stryker Corp.                             340,670
             3,813  Zimmer Hldgs., Inc.                       336,307
                                                       --------------
                                                            3,568,710
            --------------------------------------------------------
            Health Care Providers and Services -- 2.1%
             2,336  Aetna, Inc.                               198,560
             1,854  AmerisourceBergen Corp.                   110,832
             2,046  Anthem, Inc.*                             183,240
             6,958  Cardinal Health, Inc.                     487,408
             6,800  Caremark Rx, Inc.*                        223,992
             2,221  Cigna Corp.                               152,827
             1,165  Express Scripts, Inc.*                     92,303
             7,462  HCA, Inc.                                 310,345
             3,671  Health Management Associates, Inc.         82,304

            -------------------------------------------------------
            Shares                                            Value
            -------------------------------------------------------
              2,389 Humana, Inc.*                    $       40,374
              3,317 IMS Health, Inc.                         77,750
              1,456 Manor Care, Inc.                         47,582
              4,085 McKesson Corp.                          140,238
              4,011 Medco Health Solutions, Inc.*           150,413
              1,738 Quest Diagnostics, Inc.                 147,643
              6,941 Tenet Healthcare Corp.*                  93,079
              9,720 UnitedHealth Group                      605,070
              2,438 Wellpoint Health Networks, Inc.*        273,080
                                                     --------------
                                                          3,417,040
            -------------------------------------------------------
            Hotels, Restaurants and Leisure -- 1.3%
              9,614 Carnival Corp.                          451,858
              2,575 Darden Restaurants, Inc.                 52,916
              1,649 Harrah's Entertainment, Inc.             89,211
              5,226 Hilton Hotels Corp.                      97,517
              5,356 Int'l. Game Technology                  206,742
              3,443 Marriott Int'l., Inc.                   171,737
             20,021 McDonald's Corp.                        520,546
              6,148 Starbucks Corp.*                        267,315
              3,141 Starwood Hotels & Resorts
                     Worldwide, Inc.                        140,874
              1,623 Wendy's Int'l., Inc.                     56,545
              4,234 Yum! Brands, Inc.*                      157,589
                                                     --------------
                                                          2,212,850
            -------------------------------------------------------
            Household Durables -- 0.5%
              1,127 Black & Decker Corp.                     70,021
              2,084 Centex Corp.                             95,343
              2,219 Fortune Brands, Inc.                    167,379
                618 KB Home                                  42,413
              2,782 Leggett & Platt, Inc.                    74,307
              1,066 Maytag Corp.                             26,128
              3,827 Newell Rubbermaid, Inc.                  89,935
              2,046 Pulte Homes, Inc.                       106,453
                811 Snap-On, Inc.                            27,209
              1,228 Stanley Works                            55,972
                933 Whirlpool Corp.                          64,004
                                                     --------------
                                                            819,164
            -------------------------------------------------------
            Household Products -- 2.0%
              3,390 Clorox Co.                              182,314
              8,248 Colgate-Palmolive Co.                   482,096
              7,704 Kimberly-Clark Corp.                    507,539
             39,416 Procter & Gamble Co.                  2,145,807
                                                     --------------
                                                          3,317,756
            -------------------------------------------------------
            Industrial Conglomerates -- 4.3%
             11,794 3M Co.                                1,061,578
            155,451 General Electric Co.                  5,036,612
              2,056 Textron, Inc.                           122,024
             31,210 Tyco Int'l. Ltd.                      1,034,299
                                                     --------------
                                                          7,254,513
            -------------------------------------------------------
            Information Technology Services -- 1.2%
              2,100 Affiliated Computer Svcs., Inc.*        111,174
              9,179 Automatic Data Processing, Inc.         384,416
              2,951 Computer Sciences Corp.*                137,015
              2,482 Convergys Corp.*                         38,223
              7,704 Electronic Data Systems Corp.           147,532
             14,105 First Data Corp.                        627,955
              2,689 Fiserv, Inc.*                           104,575
              6,010 Paychex, Inc.                           203,619
              1,910 Sabre Hldgs. Corp.                       52,926
              3,991 SunGard Data Systems, Inc.*             103,766
              4,516 Unisys Corp.*                            62,682
                                                     --------------
                                                          1,973,883
            -------------------------------------------------------

--------------------------------------------------------------------------------
See notes to financial statements.

..   The Guardian S&P 500 Index Fund

June 30, 2004 (Unaudited)

           ----------------------------------------------------------
           Shares                                               Value
           ----------------------------------------------------------
           Insurance -- 4.5%
            4,286 ACE Ltd.                             $      181,212
            7,659 AFLAC, Inc.                                 312,564
           10,558 Allstate Corp.                              491,475
            1,504 Ambac Financial Group, Inc.                 110,454
           40,006 American Int'l. Group, Inc.               2,851,628
            4,649 Aon Corp.                                   132,357
            2,889 Chubb Corp.                                 196,972
            2,424 Cincinnati Financial Corp.                  105,492
            4,261 Hartford Financial Svcs. Group, Inc.        292,901
            2,226 Jefferson-Pilot Corp.                       113,081
            2,766 Lincoln Nat'l. Corp.                        130,693
            2,851 Loews Corp.                                 170,946
            7,934 Marsh & McLennan Cos., Inc.                 360,045
            2,115 MBIA, Inc.                                  120,809
           11,297 MetLife, Inc.                               404,997
            3,436 Progressive Corp.                           293,091
            8,227 Prudential Financial, Inc.                  382,309
            1,823 SAFECO Corp.                                 80,212
           10,367 St. Paul Travelers Cos., Inc.               420,278
            1,831 Torchmark Corp.                              98,508
            4,975 UnumProvident Corp.                          79,102
            2,213 XL Capital Ltd.                             166,993
                                                       --------------
                                                            7,496,119
           ----------------------------------------------------------
           Internet and Catalog Retail -- 0.5%
            9,856 eBay, Inc.*                                 906,259
           ----------------------------------------------------------
           Internet Software and Services -- 0.4%
           20,122 Yahoo! Inc.*                                731,032
           ----------------------------------------------------------
           Leisure Equipment and Products -- 0.2%
            1,223 Brunswick Corp.                              49,898
            4,324 Eastman Kodak Co.                           116,662
            2,426 Hasbro, Inc.                                 46,094
            6,117 Mattel, Inc.                                111,635
                                                       --------------
                                                              324,289
           ----------------------------------------------------------
           Machinery -- 1.4%
            5,238 Caterpillar, Inc.                           416,107
              841 Crane Co.                                    26,399
              571 Cummins, Inc.                                35,688
            4,676 Danaher Corp.                               242,451
            3,730 Deere & Co.                                 261,622
            2,911 Dover Corp.                                 122,553
            2,354 Eaton Corp.                                 152,398
            4,671 Illinois Tool Works, Inc.                   447,902
            2,653 Ingersoll-Rand Co.                          181,226
            1,256 ITT Inds., Inc.                             104,248
            1,366 Navistar Int'l. Corp.*                       52,946
            2,467 PACCAR, Inc.                                143,061
            1,735 Pall Corp.                                   45,440
            1,682 Parker-Hannifin Corp.                       100,012
                                                       --------------
                                                            2,332,053
           ----------------------------------------------------------
           Media -- 3.5%
            9,260 Clear Channel Comm., Inc.                   342,157
           34,494 Comcast Corp. -- Class A*                   966,867
            1,237 Dow Jones & Co., Inc.                        55,789
            4,065 Gannett Co., Inc.                           344,915
            5,651 Interpublic Group Cos., Inc.*                77,588
            1,337 Knight-Ridder, Inc.                          96,264
            2,816 McGraw-Hill Cos., Inc.                      215,621
              690 Meredith Corp.                               37,922
            2,319 New York Times Co.                          103,683
            2,999 Omnicom Group, Inc.                         227,594
           69,818 Time Warner, Inc.*                        1,227,400

          ------------------------------------------------------------
          Shares                                                 Value
          ------------------------------------------------------------
            5,202  Tribune Co.                          $      236,899
            4,887  Univision Comm., Inc.*                      156,042
           26,391  Viacom, Inc.                                942,687
           31,096  Walt Disney Co.                             792,637
                                                        --------------
                                                             5,824,065
          -----------------------------------------------------------
          Metals and Mining -- 0.7%
           13,096  Alcoa, Inc.                                 432,561
            1,132  Allegheny Technologies, Inc.                 20,433
            3,526  Freeport-McMoran Copper & Gold, Inc.        116,887
            6,419  Newmont Mining Corp.                        248,800
            1,128  Nucor Corp.                                  86,585
            1,425  Phelps Dodge Corp.                          110,452
            1,892  United States Steel Corp.                    66,447
            1,195  Worthington Inds., Inc.                      24,533
                                                        --------------
                                                             1,106,698
          -----------------------------------------------------------
          Multiline Retail -- 1.0%
            1,561  Big Lots, Inc.*                              22,572
            1,201  Dillards, Inc.                               26,782
            4,737  Dollar General Corp.                         92,656
            2,900  Family Dollar Stores, Inc.                   88,218
            2,840  Federated Department Stores, Inc.           139,444
            4,629  J.C. Penney Co., Inc.                       174,791
            5,280  Kohl's Corp.*                               223,238
            4,265  May Department Stores Co.                   117,245
            2,637  Nordstrom, Inc.                             112,363
            3,694  SearsRoebuck & Co.                          139,486
           13,845  Target Corp.                                587,997
                                                        --------------
                                                             1,724,792
          -----------------------------------------------------------
          Multi-Utilities and Unregulated Power -- 0.7%
           10,232  AES Corp.*                                  101,604
            4,708  Calpine Corp.*                               20,338
            2,335  Constellation Energy Group, Inc.             88,496
            4,770  Dominion Resources, Inc.                    300,892
           13,778  Duke Energy Corp.                           279,556
            4,647  Dynegy, Inc.*                                19,796
            3,650  Public Svc. Enterprise Group, Inc.          146,109
            3,727  Sempra Energy                               128,321
                                                        --------------
                                                             1,085,112
          -----------------------------------------------------------
          Office Electronics -- 0.1%
           11,648  Xerox Corp.*                                168,896
          -----------------------------------------------------------
          Oil and Gas -- 5.5%
            1,272  Amerada Hess Corp.                          100,730
            4,276  Anadarko Petroleum Corp.                    250,573
            4,912  Apache Corp.                                213,918
              966  Ashland, Inc.                                51,014
            6,212  Burlington Resources, Inc.                  224,750
           16,244  ChevronTexaco Corp.                       1,528,723
           10,367  ConocoPhillips                              790,898
            3,471  Devon Energy Corp.                          229,086
           10,252  El Paso Corp.                                80,786
            1,669  EOG Resources, Inc.                          99,656
          100,880  Exxon Mobil Corp.                         4,480,081
            1,350  Kerr-McGee Corp.                             72,589
            2,048  Kinder Morgan, Inc.                         121,426
            4,449  Marathon Oil Corp.                          168,350
            5,890  Occidental Petroleum Corp.                  285,135
            1,169  Sunoco, Inc.                                 74,372
            3,975  Unocal Corp.                                151,050
            1,800  Valero Energy Corp.                         132,768
            7,802  Williams Cos., Inc.                          92,844
                                                        --------------
                                                             9,148,749
          -----------------------------------------------------------

--------------------------------------------------------------------------------
                                             See notes to financial statements.

..   The Guardian S&P 500 Index Fund

June 30, 2004 (Unaudited)

             ------------------------------------------------------
             Shares                                           Value
             ------------------------------------------------------
             Paper and Forest Products -- 0.5%
               3,965 Georgia-Pacific Corp.           $      146,626
               7,547 Int'l. Paper Co.                       337,351
               1,413 Louisiana-Pacific Corp.                 33,417
               2,831 MeadWestvaco Corp.                      83,203
               3,511 Weyerhaeuser Co.                       221,614
                                                     --------------
                                                            822,211
             ------------------------------------------------------
             Personal Products -- 0.6%
               1,201 Alberto-Culver Co.                      60,218
               6,846 Avon Products, Inc.                    315,875
              15,165 Gillette Co.                           642,996
                                                     --------------
                                                          1,019,089
             ------------------------------------------------------
             Pharmaceuticals -- 7.7%
              23,802 Abbott Laboratories                    970,169
               1,885 Allergan, Inc.                         168,745
              29,523 Bristol-Myers Squibb Corp.             723,313
              17,027 Eli Lilly & Co.                      1,190,357
               5,593 Forest Laboratories, Inc.*             316,732
              45,393 Johnson & Johnson                    2,528,390
               3,608 King Pharmaceuticals, Inc.*             41,312
              33,762 Merck & Co., Inc.                    1,603,695
               4,100 Mylan Laboratories, Inc.                83,025
             117,992 Pfizer, Inc.                         4,044,766
              22,681 Schering-Plough Corp.                  419,145
               1,463 Watson Pharmaceuticals, Inc.*           39,355
              20,017 Wyeth                                  723,815
                                                     --------------
                                                         12,852,819
             ------------------------------------------------------
             Real Estate -- 0.4%
               1,513 Apartment Investment &
                      Management Co.                         47,100
               6,439 Equity Office Pptys. Trust             175,141
               4,460 Equity Residential                     132,596
               2,659 Plum Creek Timber Co., Inc.             86,630
               2,678 ProLogis                                88,160
               3,160 Simon Ppty. Group, Inc.                162,487
                                                     --------------
                                                            692,114
             ------------------------------------------------------
             Road and Rail -- 0.4%
               5,663 Burlington Northern Santa Fe           198,601
               3,037 CSX Corp.                               99,523
               5,523 Norfolk Southern Corp.                 146,470
               3,900 Union Pacific Corp.                    231,855
                                                     --------------
                                                            676,449
             ------------------------------------------------------
             Semiconductors and Semiconductor Equipment -- 3.5%
               6,069 Advanced Micro Devices, Inc.            96,497
               5,686 Altera Corp.*                          126,343
               5,668 Analog Devices, Inc.                   266,849
              25,199 Applied Materials, Inc.*               494,404
               4,283 Applied Micro Circuits Corp.*           22,786
               4,595 Broadcom Corp.*                        214,908
              99,614 Intel Corp.                          2,749,346
               3,041 KLA-Tencor Corp.*                      150,165
               4,550 Linear Technology Corp.                179,589
               5,783 LSI Logic Corp.*                        44,067
               4,899 Maxim Integrated Products, Inc.        256,806
               8,530 Micron Technology, Inc.*               130,594
               6,136 National Semiconductor Corp.*          134,931
               2,577 Novellus Systems, Inc.*                 81,021
               2,246 NVIDIA Corp.*                           46,043
               3,235 PMC-Sierra, Inc.*                       46,422
               2,493 Teradyne, Inc.*                         56,591
              26,280 Texas Instruments, Inc.                635,450
               5,339 Xilinx, Inc.                           177,842
                                                     --------------
                                                          5,910,654
             ------------------------------------------------------

           ---------------------------------------------------------
           Shares                                              Value
           ---------------------------------------------------------
           Software -- 4.4%
             3,464 Adobe Systems, Inc.                $      161,076
             1,611 Autodesk, Inc.                             68,967
             3,499 BMC Software, Inc.*                        64,732
             2,659 Citrix Systems, Inc.*                      54,137
             9,148 Computer Associates Int'l., Inc.          256,693
             5,272 Compuware Corp.*                           34,795
             4,446 Electronic Arts, Inc.*                    242,529
             3,242 Intuit, Inc.*                             125,076
             1,159 Mercury Interactive Corp.*                 57,753
           165,976 Microsoft Corp.                         4,740,275
             6,727 Novell, Inc.*                              56,440
            80,487 Oracle Corp.*                             960,210
             3,803 Parametric Technology Corp.*               19,015
             5,561 PeopleSoft, Inc.*                         102,878
             6,843 Siebel Systems, Inc.*                      73,083
             4,500 Symantec Corp.*                           197,010
             6,433 VERITAS Software Corp.*                   178,194
                                                      --------------
                                                           7,392,863
           ---------------------------------------------------------
           Specialty Retail -- 2.3%
             4,489 AutoNation, Inc.*                          76,762
             1,333 AutoZone, Inc.*                           106,773
             4,634 Bed, Bath & Beyond, Inc.*                 178,177
             4,823 Best Buy Co., Inc.                        244,719
             1,654 Boise Cascade Corp.                        62,257
             2,929 Circuit City Stores, Inc.                  37,931
            34,767 Home Depot, Inc.                        1,223,798
             8,155 Limited Brands                            152,498
            12,053 Lowe's Cos., Inc.                         633,385
             4,230 Office Depot, Inc.*                        75,759
             2,665 RadioShack Corp.                           76,299
             2,265 Sherwin-Williams Co.                       94,111
             7,453 Staples, Inc.                             218,447
            13,490 The Gap, Inc.                             327,132
             2,083 Tiffany & Co.                              76,759
             7,969 TJX Cos., Inc.                            192,372
             2,834 Toys R Us, Inc.*                           45,146
                                                      --------------
                                                           3,822,325
           ---------------------------------------------------------
           Textiles, Apparel and Luxury Goods -- 0.3%
             2,039 Jones Apparel Group, Inc.                  80,500
             1,864 Liz Claiborne, Inc.                        67,067
             4,106 NIKE, Inc.                                311,029
               649 Reebok Int'l. Ltd.                         23,351
             1,473 V.F. Corp.                                 71,735
                                                      --------------
                                                             553,682
           ---------------------------------------------------------
           Thrifts and Mortgage Finance -- 1.8%
             4,327 Countrywide Financial Corp.               303,972
            10,495 Federal Home Loan Mortgage Corp.          664,333
            14,854 Federal National Mortgage Assn.         1,059,981
             2,276 Golden West Financial Corp.               242,053
             1,532 MGIC Investment Corp.                     116,218
            13,818 Washington Mutual, Inc.                   533,927
                                                      --------------
                                                           2,920,484
           ---------------------------------------------------------
           Tobacco -- 1.1%
            32,351 Altria Group, Inc.                      1,619,167
             1,345 R.J. Reynolds Tobacco Hldgs., Inc.         90,909
             2,362 UST, Inc.                                  85,032
                                                      --------------
                                                           1,795,108
           ---------------------------------------------------------
           Trading Companies and Distributors -- 0.1%
             2,244 W.W. Grainger, Inc.                       129,030
           ---------------------------------------------------------

--------------------------------------------------------------------------------
See notes to financial statements.

..   The Guardian S&P 500 Index Fund

June 30, 2004 (Unaudited)

           ----------------------------------------------------------
           Shares                                               Value
           ----------------------------------------------------------
           Wireless Telecommunication Services -- 0.6%
                42,798 AT & T Wireless Svcs., Inc.*     $     612,867
                16,542 Nextel Comm., Inc.*                    441,010
                                                        -------------
                                                            1,053,877
           ----------------------------------------------------------
                       Total Common Stocks
                        (Cost $162,022,034)             $ 162,348,930
           ----------------------------------------------------------

            U.S. Government Securities -- 0.2%
           Principal
           Amount                                               Value
           ----------------------------------------------------------
                       U.S. Treasury Bills
           $   200,000  0.98% due 9/9/2004 (1)          $     199,623
               200,000  1.0625% due 8/26/2004 (1)             199,669
           ----------------------------------------------------------
                       Total U.S. Government Securities
                        (Cost $399,292)                       399,292
           ----------------------------------------------------------

            Repurchase Agreement -- 2.4%
           $ 4,009,000 State Street Bank and Trust Co.
                       repurchase agreement,
                       dated 6/30/2004, maturity
                       value $4,009,150 at
                       1.35%, due 7/1/2004 (2)
                        (Cost $4,009,000)               $   4,009,000
           ----------------------------------------------------------
           Total Investments -- 99.8%
            (Cost $166,430,326)                           166,757,222
           Cash, Receivables and Other Assets
            Less Liabilities -- 0.2%                          332,899
           ----------------------------------------------------------
           Net Assets -- 100%                           $ 167,090,121
           ----------------------------------------------------------

* Non-income producing security.
(1)The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(2)The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

                 Purchased Futures Contracts
                                                     Unrealized
                Contracts  Description  Expiration Appreciation
                -----------------------------------------------
                14        S&P 500 Index   9/2004   $      7,638
                -----------------------------------------------

--------------------------------------------------------------------------------
                                             See notes to financial statements.

..   The Guardian Baillie Gifford International Growth Fund

 Schedule of Investments

June 30, 2004 (Unaudited)

            Common Stocks -- 94.5%
           Shares                                                Value
           -----------------------------------------------------------
           Australia -- 3.5%
             Beverages -- 0.3%
            53,400  Fosters Group Ltd.                   $     175,199
             Commercial Banks -- 0.3%
            13,354  Australia and NZ Banking Group Ltd.        169,682
             Construction and Engineering -- 0.3%
            20,000  Leighton Hldgs. Ltd.                       126,369
             Containers and Packaging -- 0.3%
            32,066  Amcor Ltd.                                 155,355
             Food and Staples Retailing -- 0.3%
            20,506  Woolworths Ltd.                            162,492
             Media -- 0.3%
            15,700  News Corp. Ltd.                            138,378
             Metals and Mining -- 0.9%
            53,406  BHP Billiton Ltd.                          465,145
             Oil and Gas -- 0.4%
            15,200  Woodside Petroleum Ltd.                    176,127
             Real Estate -- 0.4%
            19,000  Westfield Hldgs. Ltd.*                     203,386
                                                         -------------
                                                             1,772,133
           -----------------------------------------------------------
           Denmark -- 1.0%
             Commercial Banks -- 1.0%
            21,990  Danske Bank AS                             521,658
           -----------------------------------------------------------
           Finland -- 2.7%
             Communications Equipment -- 2.7%
            93,390  Nokia OYJ                                1,349,173
           -----------------------------------------------------------
           France -- 11.6%
             Beverages -- 1.6%
             6,320  Pernod-Ricard S.A.                         809,101
             Health Care Equipment and Supplies -- 1.9%
            14,540  Essilor Int'l. S.A.                        950,204
             Media -- 1.7%
            30,860  Vivendi Universal S.A.*                    857,064
             Oil and Gas -- 2.8%
             7,490  Total S.A.                               1,429,663
             Personal Products -- 2.1%
            13,091  L'Oreal S.A.                             1,046,864
             Pharmaceuticals -- 1.5%
            12,000  Sanofi-Synthelabo S.A.                     761,556
                                                         -------------
                                                             5,854,452
           -----------------------------------------------------------
           Germany -- 5.3%
             Automobiles -- 0.8%
             9,210  Bayerische Motoren Werke AG                408,024
             Commercial Banks -- 1.0%
             6,217  Deutsche Bank AG                           489,060
             Machinery -- 0.8%
            11,178  MAN AG                                     408,205
             Software -- 1.8%
             5,460  SAP AG                                     906,241
             Textiles, Apparel and Luxury Goods -- 0.9%
             3,770  Adidas-Salomon AG                          450,636
                                                         -------------
                                                             2,662,166
           -----------------------------------------------------------
           Hong Kong -- 2.9%
             Commercial Banks -- 1.0%
           208,500  BOC Hong Kong Hldgs. Ltd                   355,533
            13,000  Hang Seng Bank Ltd.                        166,673
                                                         -------------
                                                               522,206
             Distributors -- 0.2%
            78,000  Li & Fung Ltd.                             114,004

            --------------------------------------------------------------
            Shares                                                   Value
            --------------------------------------------------------------
              Diversified Financial Services -- 0.2%
             50,000    Hong Kong Exchanges & Clearing Ltd.    $    102,889
              Real Estate -- 1.5%
             59,000    Cheung Kong Hldgs. Ltd.                     434,953
             39,000    Sun Hung Kai Properties Ltd.                320,012
                                                              ------------
                                                                   754,965
                                                              ------------
                                                                 1,494,064
            --------------------------------------------------------------
            Ireland -- 3.2%
              Airlines -- 0.7%
             53,280    Ryanair Hldgs. PLC*                         297,244
              2,225    Ryanair Hldgs. PLC ADR*                      72,935
                                                              ------------
                                                                   370,179
              Commercial Banks -- 1.1%
             34,010    Allied Irish Banks PLC                      526,130
              Construction Materials -- 1.4%
             33,360    CRH PLC                                     705,438
                                                              ------------
                                                                 1,601,747
            --------------------------------------------------------------
            Italy -- 2.4%
              Insurance -- 1.0%
             27,170    Riunione Adriatica di Sicurta SPA           493,458
              Oil and Gas -- 1.4%
             35,990    ENI SPA                                     715,459
                                                              ------------
                                                                 1,208,917
            --------------------------------------------------------------
            Japan -- 23.1%
              Auto Components -- 1.2%
             33,000    Bridgestone Corp.                           618,684
              Automobiles -- 1.7%
             21,900    Toyota Motor Corp.                          885,253
              Building Products -- 2.1%
            102,000    Asahi Glass Co.                           1,058,759
              Commercial Banks -- 0.9%
                104    UFJ Hldgs., Inc.*                           458,439
              Diversified Financial Services -- 1.0%
              7,800    Promise Co.                                 519,310
              Diversified Telecommunication Services -- 0.7%
                 67    Nippon Tele. & Tel. Corp.                   357,227
              Electronic Equipment and Instruments -- 2.9%
             26,000    Alps Electric Co. Ltd.                      369,034
              2,400    Keyence Corp.                               546,308
              6,600    Kyocera Corp.                               558,928
                                                              ------------
                                                                 1,474,270
              Household Products -- 1.0%
             22,000    Kao Corp.                                   529,151
              Insurance -- 1.0%
             52,000    Mitsui Sumitomo Insurance Co.               487,448
              Leisure Equipment and Products -- 1.3%
             49,500    Konica Corp.                                681,760
              Machinery -- 1.1%
             20,000    Daikin Inds. Ltd.                           535,918
              Multiline Retail -- 0.4%
             16,000    Takashimaya Co. Ltd.                        184,663
              Office Electronics -- 1.9%
             29,000    Brother Inds. Ltd.                          280,333
             13,000    Canon, Inc.                                 683,616
                                                              ------------
                                                                   963,949
              Road and Rail -- 1.2%
            120,000    Tokyu Corp.                                 613,471
              Semiconductors and Semiconductor Equipment -- 0.9%
              3,900    Rohm Co. Ltd.                               465,810

--------------------------------------------------------------------------------
See notes to financial statements.

..   The Guardian Baillie Gifford International Growth Fund

June 30, 2004 (Unaudited)

             -------------------------------------------------------------
             Shares                                                  Value
             -------------------------------------------------------------
               Specialty Retail -- 0.9%
              11,900       Yamada Denki Co., Ltd.             $    442,937
               Tobacco -- 1.2%
                  76       Japan Tobacco, Inc.                     589,401
               Trading Companies and Distributors -- 1.2%
              82,000       Mitsui & Co. Ltd.                       612,685
               Wireless Telecommunication Services -- 0.5%
                 128       NTT DoCoMo, Inc.                        228,268
                                                              ------------
                                                                11,707,403
             ----------------------------------------------------------
             Netherlands -- 1.9%
               Household Durables -- 0.7%
              13,650       Philips Electronics (KON)               367,957
               Insurance -- 1.2%
              47,865       Aegon NV                                577,796
                                                              ------------
                                                                   945,753
             ----------------------------------------------------------
             New Zealand -- 0.4%
               Diversified Telecommunication Services -- 0.4%
              53,400       Telecom. Corp. of New Zealand           198,600
             ----------------------------------------------------------
             People's Republic of China -- 0.7%
               Oil and Gas -- 0.7%
             807,500       CNOOC Ltd.                              341,648
             ----------------------------------------------------------
             Russia -- 0.6%
               Oil and Gas -- 0.6%
               2,840       LUKOIL ADR                              296,780
             ----------------------------------------------------------
             Singapore -- 0.4%
               Electronic Equipment and Instruments -- 0.4%
              19,000       Venture Corp. Ltd.                      198,687
             ----------------------------------------------------------
             South Africa -- 0.4%
               Metals and Mining -- 0.4%
               5,200       Anglo American Platinum Corp.           196,422
             ----------------------------------------------------------
             South Korea -- 0.7%
               Semiconductors and Semiconductor Equipment -- 0.7%
               1,800       Samsung Electronics Co. Ltd. GDR        370,350
             ----------------------------------------------------------
             Spain -- 1.9%
               Commercial Banks -- 1.1%
               9,830       Banco Popular Espanol S.A.              555,829
               Tobacco -- 0.8%
              13,140       Altadis S.A.                            406,548
                                                              ------------
                                                                   962,377
             ----------------------------------------------------------
             Sweden -- 4.2%
               Communications Equipment -- 1.8%
             302,580       LM Ericsson*                            892,543
               Machinery -- 2.4%
              24,860       Atlas Copco AB                          850,578
              10,600       SKF AB                                  389,436
                                                              ------------
                                                                 1,240,014
                                                              ------------
                                                                 2,132,557
             ----------------------------------------------------------
             Switzerland -- 4.2%
               Commercial Banks -- 2.0%
              14,100       UBS AG                                  993,949
               Commercial Services and Supplies -- 0.8%
               8,410       Adecco S.A.                             419,190
               Electrical Equipment -- 1.4%
             134,300       ABB Ltd.*                               734,847
                                                              ------------
                                                                 2,147,986
             ----------------------------------------------------------
             United Kingdom -- 23.4%
               Commercial Banks -- 5.1%
              69,800       Barclays PLC                            594,424

           ----------------------------------------------------------
           Shares                                               Value
           ----------------------------------------------------------
                     55,000 HSBC Hldgs.                  $    817,619
                     27,764 Royal Bank of Scotland            799,294
                     23,000 Standard Chartered PLC            374,437
                                                         ------------
                                                            2,585,774
             Hotels, Restaurants and Leisure -- 2.5%
                     11,000 Carnival PLC                      534,044
                     28,678 Compass Group                     174,948
                    112,000 Hilton Group PLC                  560,404
                                                         ------------
                                                            1,269,396
             Metals and Mining -- 0.7%
                     40,000 BHP Billiton PLC                  346,989
             Multiline Retail -- 0.7%
                     13,000 Next PLC                          335,369
             Oil and Gas -- 3.4%
                     58,000 BG Group PLC                      357,241
                    155,000 BP PLC                          1,368,469
                                                         ------------
                                                            1,725,710
             Pharmaceuticals -- 2.9%
                     10,000 Astrazeneca                       448,512
                     51,002 GlaxoSmithKline PLC             1,031,871
                                                         ------------
                                                            1,480,383
             Software -- 0.3%
                     41,000 Sage Group                        138,624
             Tobacco -- 3.6%
                     33,000 British American Tobacco PLC      511,211
                     61,000 Imperial Tobacco                1,313,773
                                                         ------------
                                                            1,824,984
             Wireless Telecommunication Services -- 4.2%
                    265,000 mmO2*                             445,588
                    778,650 Vodafone Group                  1,704,526
                                                         ------------
                                                            2,150,114
                                                         ------------
                                                           11,857,343
           ----------------------------------------------------------
                            Total Common Stocks
                             (Cost $37,251,718)            47,820,216
           ----------------------------------------------------------

            Preferred Stocks -- 3.1%
           Brazil -- 1.2%
             Metals and Mining -- 0.4%
                      4,800 Comp. Vale Do Rio Doce ADR   $    187,680
             Oil and Gas -- 0.8%
                     16,500 Petroleo Brasileiro S.A. ADR      415,800
                                                         ------------
                                                              603,480
           ----------------------------------------------------------
           Germany -- 1.9%
             Automobiles -- 1.9%
                      1,440 Porsche AG                        964,823
           ----------------------------------------------------------
                            Total Preferred Stocks
                             (Cost $1,056,862)              1,568,303
           ----------------------------------------------------------

            Convertible Bond -- 0.5%
           Principal
           Amount                                               Value
           ----------------------------------------------------------
           Japan -- 0.5%
             Commercial Banks -- 0.5%
           (Yen) 12,000,000 SMFG Finance
                             2.25% due 7/11/2005
                             (Cost $88,073)              $    263,964
           ----------------------------------------------------------

--------------------------------------------------------------------------------
                                             See notes to financial statements.

..   The Guardian Baillie Gifford International Growth Fund

June 30, 2004 (Unaudited)

            Repurchase Agreement -- 2.8%
           Principal
           Amount                                                 Value
           ------------------------------------------------------------
           $ 1,405,000   State Street Bank and Trust Co.
                         repurchase agreement,
                         dated 6/30/2004, maturity
                         value $1,405,014 at
                         0.35%, due 7/1/2004 (1)
                          (Cost $1,405,000)               $  1,405,000
           -----------------------------------------------------------
           Total Investments -- 100.9%
            (Cost $39,801,653)                              51,057,483
           Liabilities in Excess of Cash, Receivables and
            Other Assets -- (0.9)%                            (447,443)
           -----------------------------------------------------------
           Net Assets -- 100%                             $ 50,610,040
           -----------------------------------------------------------

* Non-income producing security.
(1)The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

Glossary of Terms:
  ADR -- American Depositary Receipt.
  GDR -- Global Depositary Receipt.

--------------------------------------------------------------------------------
See notes to financial statements.

..   The Guardian Baillie Gifford Emerging Markets Fund

 Schedule of Investments

June 30, 2004 (Unaudited)

         Common Stocks -- 92.9%
        Shares                                                    Value
        ------------------------------------------------------------------
        Argentina -- 0.1%
          Distributors -- 0.1%
            11,480 Imp. Y Exp. Patagonia*                  $     48,851
        ---------------------------------------------------------------
        Brazil -- 5.5%
          Diversified Telecommunication Services -- 2.1%
           132,600 Telecom. Norte Leste Participacoes ADR     1,687,998
          Metals and Mining -- 1.5%
            49,600 Comp. Siderurgica Nacional S.A. ADR          603,136
            12,300 Comp. Vale Do Rio Doce ADR                   584,865
                                                           ------------
                                                              1,188,001
          Oil and Gas -- 1.2%
            33,000 Petroleo Brasileiro S.A. ADR                 926,310
          Paper and Forest Products -- 0.7%
            17,800 Votorantim Celulose e Papel S.A. ADR         566,040
                                                           ------------
                                                              4,368,349
        ---------------------------------------------------------------
        Chile -- 1.4%
          Electric Utilities -- 0.8%
           102,725 Enersis S.A. ADR*                            612,241
          Food and Staples Retailing -- 0.6%
            26,700 Cencosud S.A. ADR*                           492,721
                                                           ------------
                                                              1,104,962
        ---------------------------------------------------------------
        Hong Kong -- 1.5%
          Household Durables -- 0.5%
         1,428,000 TCL Int'l. Hldgs. Ltd.                       443,978
          Internet Software and Services -- 0.5%
         1,600,000 Tom.Com Ltd.*                                365,142
          Oil and Gas -- 0.5%
           850,000 Panva Gas Hldgs. Ltd.*                       367,803
                                                           ------------
                                                              1,176,923
        ---------------------------------------------------------------
        India -- 4.0%
          Chemicals -- 0.9%
            36,500 Reliance Inds. Ltd. GDR                      728,175
          Commercial Banks -- 0.9%
            27,500 HDFC Bank Ltd. ADR                           738,650
          Metals and Mining -- 2.2%
            40,000 Hindalco Inds. Ltd. GDR+                     874,000
           170,000 Vedanta Resources PLC*                       886,826
                                                           ------------
                                                              1,760,826
                                                           ------------
                                                              3,227,651
        ---------------------------------------------------------------
        Indonesia -- 3.2%
          Diversified Telecommunication Services -- 2.0%
         1,840,000 PT Indonesian Satellite Corp. Tbk
                    (Indosat)*                                  787,956
           985,000 Telekomunikasi Indonesia                     775,508
                                                           ------------
                                                              1,563,464
          Metals and Mining -- 1.2%
        15,859,000 PT Bumi Resources Tbk                        970,202
                                                           ------------
                                                              2,533,666
        ---------------------------------------------------------------
        Israel -- 3.8%
          Chemicals -- 1.0%
           176,100 Makhteshim-Agan Inds. Ltd.                   819,452
          Commercial Banks -- 1.1%
           315,000 Bank Hapoalim Ltd.                           837,900
          Information Technology Services -- 0.1%
             3,100 Radware Ltd.*                                 52,855
          Internet Software and Services -- 1.0%
            30,400 Check Point Software Technologies Ltd.*      820,496

            --------------------------------------------------------------
            Shares                                                   Value
            --------------------------------------------------------------
              Pharmaceuticals -- 0.6%
               11,300    Taro Pharmaceutical Inds. Ltd.       $    491,550
                                                              ------------
                                                                 3,022,253
            --------------------------------------------------------------
            Malaysia -- 5.9%
              Automobiles -- 0.6%
              215,000    Proton Hldgs. Berhad*                     452,631
              Diversified Telecommunication Services -- 0.3%
               78,000    Telekom Malaysia Berhad                   214,077
              Food Products -- 1.7%
              420,000    IOI Corp. Berhad                          900,790
              188,000    IOI Oleochemical Inds. Berhad             460,105
                                                              ------------
                                                                 1,360,895
              Hotels, Restaurants and Leisure -- 0.8%
              201,800    Tanjong PLC                               663,816
              Media -- 1.1%
              700,000    Astro All Asia Networks PLC*              843,684
              Tobacco -- 0.8%
               50,000    British American Tobacco Malaysia
                          Berhad                                   664,474
              Transportation Infrastructure -- 0.6%
              800,000    PLUS Expressways Berhad                   473,684
                                                              ------------
                                                                 4,673,261
            --------------------------------------------------------------
            Mexico -- 10.6%
              Commercial Banks -- 0.4%
               98,200    Grupo Fin. Banorte S.A. de C.V.           349,057
              Construction and Engineering -- 0.6%
              150,000    Consorcio Ara S.A. de C.V.*               431,098
              Construction Materials -- 1.8%
               48,700    Cemex S.A. de C.V. ADR                  1,417,170
              Diversified Telecommunication Services -- 2.0%
              271,000    Grupo Carso Global Telecom.*              394,712
               34,600    Telefonos de Mexico S.A. ADR            1,151,142
                                                              ------------
                                                                 1,545,854
              Media -- 0.8%
               76,000    TV Azteca S.A. de C.V. ADR                656,640
              Multiline Retail -- 1.4%
              365,475    Wal-Mart de Mexico S.A. de C.V.         1,083,640
              Transportation Infrastructure -- 0.3%
               14,400    Grupo Aeroportuario del Sureste
                          S.A. de C.V. ADR                         266,400
              Wireless Telecommunication Services -- 3.3%
               62,900    America Movil S.A. de C.V. ADR          2,287,673
              191,000    America Telecom S.A. de C.V.*             367,610
                                                              ------------
                                                                 2,655,283
                                                              ------------
                                                                 8,405,142
            --------------------------------------------------------------
            People's Republic of China -- 7.2%
              Automobiles -- 0.8%
            1,880,000    Denway Motors Ltd.                        680,924
              Diversified Telecommunication Services -- 1.1%
            2,440,000    China Telecom Corp. Ltd.                  852,469
              Oil and Gas -- 2.9%
            3,540,000    CNOOC Ltd.                              1,497,750
            1,760,000    PetroChina Co. Ltd.                       812,339
                                                              ------------
                                                                 2,310,089
              Transportation Infrastructure -- 1.4%
            1,536,000    Zhejiang Expressway Co. Ltd.            1,092,965
              Wireless Telecommunication Services -- 1.0%
            1,050,000    China Unicom Ltd.                         827,916
                                                              ------------
                                                                 5,764,363
            --------------------------------------------------------------

--------------------------------------------------------------------------------
                                             See notes to financial statements.

..   The Guardian Baillie Gifford Emerging Markets Fund

June 30, 2004 (Unaudited)

        ----------------------------------------------------------------
        Shares                                                     Value
        ----------------------------------------------------------------
        Poland -- 1.0%
          Commercial Banks -- 1.0%
           25,000 Bank Pekao S.A.                           $    833,941
        ----------------------------------------------------------------
        Russia -- 6.5%
          Metals and Mining -- 0.6%
           64,000 Peter Hambro Mining PLC*                       482,667
          Oil and Gas -- 4.1%
           19,700 LUKOIL ADR                                   2,058,650
           40,952 OAO Gazprom ADR                              1,175,322
                                                            ------------
                                                               3,233,972
          Wireless Telecommunication Services -- 1.8%
            7,900 Mobile Telesystems ADR                         963,800
            5,100 VimpelCom ADR                                  491,895
                                                            ------------
                                                               1,455,695
                                                            ------------
                                                               5,172,334
        ----------------------------------------------------------------
        South Africa -- 6.6%
          Metals and Mining -- 2.0%
           42,435 Anglo American Platinum Corp.                1,602,916
          Oil and Gas -- 2.8%
          145,100 Sasol Ltd.                                   2,241,350
          Paper and Forest Products -- 1.8%
           91,000 Sappi Ltd.                                   1,385,193
                                                            ------------
                                                               5,229,459
        ----------------------------------------------------------------
        South Korea -- 16.6%
          Chemicals -- 1.2%
           86,000 Cheil Inds., Inc.                              997,317
          Commercial Services and Supplies -- 1.2%
           39,500 S1 Corp.                                       922,977
          Industrial Conglomerates -- 2.2%
          131,000 Hanwha Corp.                                   872,956
          114,040 Samsung Techwin Co. Ltd.*                      889,226
                                                            ------------
                                                               1,762,182
          Insurance -- 1.6%
           35,620 Oriental Fire & Marine Insurance Co. Ltd.      487,058
           12,500 Samsung Fire & Marine Ins. Co. Ltd.            799,438
                                                            ------------
                                                               1,286,496
          Marine -- 1.1%
          195,000 Samsung Heavy Inds. Co. Ltd.                   874,167
          Media -- 0.9%
            5,300 Cheil Comms., Inc.                             720,121
          Metals and Mining -- 1.1%
          117,200 Dongkuk Steel Mill Co. Ltd.                    903,723
          Pharmaceuticals -- 1.1%
           14,100 Yuhan Corp.                                    866,378
          Semiconductors and Semiconductor Equipment -- 3.6%
           12,150 Samsung Electronics Co. Ltd. GDR+            2,499,862
              800 Samsung Electronics Co. Ltd.                   330,247
                                                            ------------
                                                               2,830,109
          Trading Companies and Distributors -- 2.6%
          170,200 Samsung Corp.                                2,076,867
                                                            ------------
                                                              13,240,337
        ----------------------------------------------------------------
        Sweden -- 0.7%
          Personal Products -- 0.7%
           16,640 Oriflame Cosmetics S.A.*                       594,760
        ----------------------------------------------------------------
        Taiwan -- 14.6%
          Building Products -- 2.0%
        1,550,000 Asia Cement Corp.                              866,746
        1,520,000 Taiwan Cement Corp.                            687,210
                                                            ------------
                                                               1,553,956

         --------------------------------------------------------------
         Shares                                                   Value
         --------------------------------------------------------------
           Construction and Engineering -- 0.4%
             667,000 CTCI Corp.                            $    329,334
           Distributors -- 0.3%
             355,000 National Petroleum Co. Ltd.                237,582
           Diversified Financial Services -- 1.3%
           2,047,000 SinoPac Hldgs.                           1,071,600
           Electronic Equipment and Instruments -- 3.3%
             484,000 Hon Hai Precision Inds. Co. Ltd.         1,799,524
             500,000 Synnex Technology Int'l. Corp.             810,529
                                                           ------------
                                                              2,610,053
           Health Care Equipment and Supplies -- 0.0%
                 800 Pihsiang Machinery Mfg. Co., Ltd.            1,678
           Machinery -- 0.7%
           1,071,000 Yungtay Engineering Co., Ltd.              570,223
           Multiline Retail -- 1.2%
           2,200,000 Far Eastern Dept. Stores Ltd.              945,568
           Paper and Forest Products -- 0.7%
           1,200,000 Chung Hwa Pulp Corp.                       571,089
           Semiconductors and Semiconductor Equipment -- 2.9%
           1,070,000 Nanya Technology Corp.                     827,483
           1,935,000 United Microelectronics Corp.            1,438,876
                                                           ------------
                                                              2,266,359
           Wireless Telecommunication Services -- 1.8%
           1,491,800 Taiwan Cellular Corp.                    1,419,917
                                                           ------------
                                                             11,577,359
         --------------------------------------------------------------
         Thailand -- 0.2%
           Wireless Telecommunication Services -- 0.2%
              71,000 Advanced Info Service Public Co. Ltd.      154,537
         --------------------------------------------------------------
         Turkey -- 2.6%
           Commercial Banks -- 2.1%
         560,000,000 Turkiye Garanti Bankasi AS*              1,669,249
           Industrial Conglomerates -- 0.5%
          81,540,377 Koc Hldg. A.S.                             368,016
                                                           ------------
                                                              2,037,265
         --------------------------------------------------------------
         Venezuela -- 0.9%
           Diversified Telecommunication Services -- 0.9%
              35,000 Comp. Anonima Nacional Tel. de
                      Venezuela ADR                             705,250
         --------------------------------------------------------------
                     Total Common Stocks
                      (Cost $65,057,765)                     73,870,663
         --------------------------------------------------------------

          Preferred Stocks -- 5.1%
         Brazil -- 5.1%
           Commercial Banks -- 2.0%
           1,351,577 Itausa-Investimentos Itau S.A.        $  1,568,561
           Diversified Telecommunication Services -- 0.4%
           1,719,000 Celular CRT Participacoes S.A.*            299,246
           Food Products -- 0.0%
           4,700,000 Comp. Lorenz S.A.*                               0
           Metals and Mining -- 0.6%
              13,000 Comp. Vale Do Rio Doce                     505,206
           Oil and Gas -- 1.9%
              59,600 Petroleo Brasileiro S.A. ADR             1,501,920
           Road and Rail -- 0.2%
              12,300 All America Latina Logistica*              206,190
         --------------------------------------------------------------
                     Total Preferred Stocks
                      (Cost $2,874,173)                       4,081,123
         --------------------------------------------------------------

--------------------------------------------------------------------------------
See notes to financial statements.

..   The Guardian Baillie Gifford Emerging Markets Fund

June 30, 2004 (Unaudited)

             Repurchase Agreement -- 1.5%
            Principal
            Amount                                             Value
            --------------------------------------------------------
            $ 1,179,000 State Street Bank and Trust Co.
                        repurchase agreement,
                        dated 6/30/2004, maturity
                        value $1,179,011 at
                        0.35%, due 7/1/2004 (1)
                         (Cost $1,179,000)              $  1,179,000
            --------------------------------------------------------
            Total Investments -- 99.5%
             (Cost $69,110,938)                           79,130,786
            Cash, Receivables and Other Assets
             Less Liabilities -- 0.5%                        389,523
            --------------------------------------------------------
            Net Assets -- 100%                          $ 79,520,309
            --------------------------------------------------------

* Non-income producing security.
+ Rule 144A restricted security.
(1)The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

Glossary of Terms:
  ADR -- American Depositary Receipt.
  GDR -- Global Depositary Receipt.

--------------------------------------------------------------------------------
                                             See notes to financial statements.

..   The Guardian Investment Quality Bond Fund

 Schedule of Investments

June 30, 2004 (Unaudited)

          Asset Backed Securities -- 4.8%
         Principal
         Amount                                                  Value
         -------------------------------------------------------------
         $  1,280,000 Aesop Funding II LLC
                       2003-2A A3
                       3.61% due 6/20/2009+              $   1,260,802
            1,200,000 Ameriquest Mtg. Secs. Inc.
                       2003-5 A6
                       4.541% due 7/25/2033                  1,176,732
              105,627 Amresco
                       1997-1 MIF
                       7.42% due 3/25/2027                     105,461
            1,700,000 CNH Equipment Tr.
                       2003-A A4B
                       2.57% due 9/15/2009                   1,657,995
            1,600,000 Residential Funding Mortgage Secs.
                       2003-HS3 AI2
                       3.15% due 7/25/2018                   1,564,880
            1,900,000 Vanderbilt Acquisition Loan Tr.
                       2002-1 A3
                       5.70% due 9/7/2023                    1,921,911
         -------------------------------------------------------------
                      Total Asset Backed Securities
                       (Cost $7,822,845)                     7,687,781
         -------------------------------------------------------------

          Collateralized Mortgage Obligations -- 6.9%
                      FHLMC
                       H006 A2
         $  1,995,713  2.837% due 2/15/2010              $   1,959,944
                       2693 QE
            3,000,000  5.50% due 9/15/2028 (1)               3,037,230
                       2430 GD
              710,307  6.50% due 11/15/2030                    721,612
                       2744 VC
            1,206,357  5.50% due 4/15/2011                   1,252,425
                       2744 PC
            1,500,000  5.50% due 1/15/2031                   1,571,687
                      FNMA
                       2003-74 ZK
              745,157  3.50% due 8/25/2033                     736,229
                       2001-51 PH
            1,310,000  6.00% due 8/25/2030                   1,359,349
              385,718 GNMA
                       2003-75 WF
                       2.61% due 5/20/2033 (2)                 386,045
         -------------------------------------------------------------
                      Total Collateralized Mortgage
                       Obligations
                       (Cost $11,181,073)                   11,024,521
         -------------------------------------------------------------

          Commercial Mortgage Backed Securities -- 4.0%
         $    856,442 First Union National Bank Comm'l.
                       Mtg. Tr.
                       2000-C2 A1
                       6.94% due 10/15/2032              $     913,607
              997,366 GMAC Comm'l. Mtg. Sec., Inc.
                       1997-C1 A3
                       6.869% due 7/15/2029                  1,068,480
            1,700,000 Greenwich Capital Comm'l. Funding
                       Corp.
                       2004-GG1 A7
                       5.317% due 6/10/2036 (2)              1,697,345
            1,165,000 Midland Realty Acceptance Corp.
                       1996-C1 C
                       7.927% due 8/25/2028 (1)              1,259,327

          -----------------------------------------------------------
          Principal
          Amount                                                Value
          -----------------------------------------------------------
          $  1,377,252 Mortgage Capital Funding, Inc.
                        1997-MC1 A3
                        7.288% due 7/20/2027            $   1,420,878
          -----------------------------------------------------------
                       Total Commercial Mortgage Backed
                        Securities
                        (Cost $6,494,980)                   6,359,637
          -----------------------------------------------------------

           Corporate Bonds -- 25.1%
          Aerospace and Defense -- 0.5%
          $    300,000 Lockheed Martin Corp.
                        8.50% due 12/1/2029             $     376,308
               100,000 Northrop Grumman Corp.
                        7.125% due 2/15/2011                  112,377
               250,000 TRW, Inc.
                        7.75% due 6/1/2029                    291,351
                                                        -------------
                                                              780,036
          -----------------------------------------------------------
          Automotive -- 1.6%
               500,000 DaimlerChrysler NA Hldg.
                        4.05% due 6/4/2008                    490,263
                       Ford Motor Credit Co.
               500,000  6.50% due 1/25/2007                   525,364
               500,000  7.00% due 10/1/2013                   504,733
               400,000  7.375% due 10/28/2009                 426,890
               295,000 General Motors Corp.
                        8.375% due 7/15/2033                  312,255
               250,000 Lear Corp.
                        8.11% due 5/15/2009                   284,762
                                                        -------------
                                                            2,544,267
          -----------------------------------------------------------
          Chemicals -- 0.2%
               400,000 Potash Corp.
                        4.875% due 3/1/2013                   383,287
          -----------------------------------------------------------
          Energy -- 1.3%
               350,000 Canadian Oil Sands Ltd.
                        5.80% due 8/15/2013+                  349,559
               500,000 Pioneer Natural Resources Co.
                        7.20% due 1/15/2028                   532,465
               269,000 Pride Int'l., Inc.
                        9.375% due 5/1/2007                   274,380
               600,000 RAS Laffan Liquefied Natural Gas
                        3.437% due 9/15/2009+                 586,200
               350,000 Western Oil Sands, Inc.
                        8.375% due 5/1/2012                   379,750
                                                        -------------
                                                            2,122,354
          -----------------------------------------------------------
          Energy-Refining -- 0.4%
               500,000 Tosco Corp.
                        8.125% due 2/15/2030                  616,689
          -----------------------------------------------------------
          Entertainment -- 0.6%
               900,000 Time Warner, Inc.
                        7.57% due 2/1/2024                    971,856
          -----------------------------------------------------------
          Environmental -- 0.6%
               800,000 Waste Management, Inc.
                        7.375% due 8/1/2010                   898,825
          -----------------------------------------------------------
          Finance Companies -- 1.9%
               500,000 Capital One Bank
                        5.75% due 9/15/2010                   513,842
               500,000 CIT Group, Inc.
                        1.48% due 5/18/2007 (2)               499,406
               200,000 General Electric Capital Corp.
                        6.75% due 3/15/2032                   215,003

--------------------------------------------------------------------------------
See notes to financial statements.

..   The Guardian Investment Quality Bond Fund

June 30, 2004 (Unaudited)

           -------------------------------------------------------------
           Principal
           Amount                                               Value
           -------------------------------------------------------------
                        General Motors Acceptance Corp.
           $    500,000  6.125% due 9/15/2006           $     520,680
                395,000  6.875% due 9/15/2011                 404,992
                400,000 Household Finance Corp.
                         6.375% due 11/27/2012                424,112
                375,000 MBNA America Bank Nat'l.
                         7.125% due 11/15/2012                413,511
                                                        -------------
                                                            2,991,546
           ----------------------------------------------------------
           Financial -- 0.8%
                400,000 Goldman Sachs Group, Inc.
                         5.70% due 9/1/2012                   405,754
                400,000 Lehman Brothers Hldgs., Inc.
                         6.625% due 1/18/2012                 434,336
                400,000 Morgan Stanley
                         6.60% due 4/1/2012                   430,626
                                                        -------------
                                                            1,270,716
           ----------------------------------------------------------
           Financial-Banks -- 2.0%
                425,000 Bank America Corp.
                         4.875% due 9/15/2012                 414,103
                750,000 Citigroup, Inc.
                         5.625% due 8/27/2012                 770,932
                300,000 City Nat'l. Corp.
                         5.125% due 2/15/2013                 291,290
                450,000 J.P. Morgan Chase & Co.
                         5.75% due 1/2/2013                   457,362
                200,000 Regions Financial Corp.
                         6.375% due 5/15/2012                 213,992
                250,000 Sovereign Bank
                         5.125% due 3/15/2013                 237,651
                300,000 Wells Fargo Bank NA
                         6.45% due 2/1/2011                   327,089
                500,000 Zions Bancorp
                         6.00% due 9/15/2015                  504,125
                                                        -------------
                                                            3,216,544
           ----------------------------------------------------------
           Food and Beverage -- 0.5%
                850,000 Kellogg Co.
                         2.875% due 6/1/2008                  813,648
           ----------------------------------------------------------
           Gaming -- 0.4%
                500,000 Int'l. Game Technology
                         8.375% due 5/15/2009                 588,219
           ----------------------------------------------------------
           Home Construction -- 0.8%
                500,000 D.R. Horton, Inc.
                         5.875% due 7/1/2013                  475,000
                500,000 Lennar Corp.
                         9.95% due 5/1/2010                   556,145
                300,000 Ryland Group, Inc.
                         5.375% due 6/1/2008                  302,250
                                                        -------------
                                                            1,333,395
           ----------------------------------------------------------
           Industrial-Other -- 1.3%
              2,000,000 Aramark Svcs., Inc.
                         7.10% due 12/1/2006                2,150,814
           ----------------------------------------------------------
           Media-Cable -- 1.0%
                400,000 AT & T Broadband Corp.
                         9.455% due 11/15/2022                514,152
              1,000,000 Comcast Cable Comm., Inc.
                         6.875% due 6/15/2009               1,091,250
                                                        -------------
                                                            1,605,402
           ----------------------------------------------------------

            -------------------------------------------------------
            Principal
            Amount                                            Value
            -------------------------------------------------------
            Media-NonCable -- 0.8%
            $    150,000 News America Hldgs.
                          8.00% due 10/17/2016        $     177,299
               1,150,000 Scholastic Corp.
                          5.75% due 1/15/2007             1,203,052
                                                      -------------
                                                          1,380,351
            -------------------------------------------------------
            Merchandising-Supermarkets -- 1.1%
                 500,000 Delhaize America, Inc.
                          7.375% due 4/15/2006              526,888
                 650,000 Kroger Co.
                          7.25% due 6/1/2009                722,090
                 500,000 Safeway, Inc.
                          6.15% due 3/1/2006                522,791
                                                      -------------
                                                          1,771,769
            -------------------------------------------------------
            Metals and Mining -- 0.3%
                 500,000 Glencore Funding LLC
                          6.00% due 4/15/2014+              463,770
            -------------------------------------------------------
            Natural Gas-Pipelines -- 1.8%
               1,700,000 Consolidated Natural Gas Co.
                          7.25% due 10/1/2004             1,721,109
                 250,000 Duke Energy Field Svcs.
                          8.125% due 8/16/2030              293,143
                 500,000 Plains All American Pipeline
                          5.625% due 12/15/2013+            474,631
                 400,000 Teppco Partners LP
                          6.125% due 2/1/2013               406,771
                                                      -------------
                                                          2,895,654
            -------------------------------------------------------
            Paper and Forest Products -- 0.2%
                 250,000 Packaging Corp. of America
                          5.75% due 8/1/2013                247,901
                 150,000 Weyerhaeuser Co.
                          6.00% due 8/1/2006                157,817
                                                      -------------
                                                            405,718
            -------------------------------------------------------
            Railroads -- 0.4%
                 200,000 CSX Corp.
                          4.875% due 11/1/2009              201,049
                 450,000 Norfolk Southern Corp.
                          6.75% due 2/15/2011               492,215
                                                      -------------
                                                            693,264
            -------------------------------------------------------
            Real Estate Investment Trust -- 0.8%
                 100,000 EOP Operating LP
                          7.00% due 7/15/2011               108,991
                 500,000 Istar Financial, Inc.
                          6.00% due 12/15/2010              496,874
                 200,000 Liberty Ppty. LP
                          7.25% due 3/15/2011               223,878
                 200,000 Prologis
                          5.50% due 3/1/2013                198,220
                 100,000 Regency Centers LP
                          6.75% due 1/15/2012               108,676
                 125,000 Simon Ppty. Group LP
                          4.90% due 1/30/2014               116,676
                                                      -------------
                                                          1,253,315
            -------------------------------------------------------
            Retailers -- 0.2%
                 300,000 Staples, Inc.
                          7.375% due 10/1/2012              337,877
            -------------------------------------------------------
            Services -- 0.3%
                 500,000 PHH Corp.
                          7.125% due 3/1/2013               546,051
            -------------------------------------------------------

--------------------------------------------------------------------------------
                                             See notes to financial statements.

..   The Guardian Investment Quality Bond Fund

June 30, 2004 (Unaudited)

         -------------------------------------------------------------
         Principal
         Amount                                                  Value
         -------------------------------------------------------------
         Technology -- 0.8%
         $    200,000 IBM Corp.
                       5.875% due 11/29/2032             $     194,737
            1,000,000 Jabil Circuit, Inc.
                       5.875% due 7/15/2010                  1,032,996
                                                         -------------
                                                             1,227,733
         -------------------------------------------------------------
         Utilities-Electric and Water -- 1.3%
              350,000 American Electric Power, Inc.
                       5.25% due 6/1/2015                      335,758
              250,000 FirstEnergy Corp.
                       6.45% due 11/15/2011                    259,190
              400,000 Oncor Electric Delivery Co.
                       7.25% due 1/15/2033                     443,514
              300,000 Progress Energy, Inc.
                       7.00% due 10/30/2031                    308,726
              200,000 Public Service Electric Gas Co.
                       5.125% due 9/1/2012                     199,696
              500,000 Xcel Energy, Inc.
                       3.40% due 7/1/2008                      482,625
                                                         -------------
                                                             2,029,509
         -------------------------------------------------------------
         Wireless Communications -- 1.1%
              250,000 AT & T Wireless Svcs., Inc.
                       8.125% due 5/1/2012                     289,038
              650,000 Tritel PCS, Inc.
                       10.375% due 1/15/2011                   750,843
              690,000 Verizon Wireless Capital LLC
                       5.375% due 12/15/2006                   719,352
                                                         -------------
                                                             1,759,233
         -------------------------------------------------------------
         Wireline Communications -- 1.6%
              250,000 Deutsche Telekom Int'l. Finance BV
                       8.75% due 6/15/2030 (2)                 304,284
                      France Telecom S.A.
              325,000   8.75% due 3/1/2011 (2)                 376,617
              150,000   9.50% due 3/1/2031 (2)                 188,253
              600,000 Sprint Capital Corp.
                       8.375% due 3/15/2012                    689,597
              200,000 Telecom Italia Capital
                       5.25% due 11/15/2013+                   193,569
              300,000 Telus Corp.
                       8.00% due 6/1/2011                      340,969
              400,000 Verizon Global Funding Corp.
                       7.75% due 12/1/2030                     449,272
                                                         -------------
                                                             2,542,561
         -------------------------------------------------------------
         Yankee -- 0.5%
              700,000 Pemex Master Tr.
                       7.875% due 2/1/2009 (2)                 761,250
         -------------------------------------------------------------
                      Total Corporate Bonds
                       (Cost $39,480,700)                   40,355,653
         -------------------------------------------------------------

          Mortgage Pass-Through Securities -- 37.2%
                      FHLMC
         $  1,400,000  5.50%, (30 yr. TBA)               $   1,393,437
           11,223,053  5.50%, 2033                          11,208,482
            1,171,691  6.50%, 8/1/2032                       1,222,102
               19,794  7.00%, 8/1/2008                          20,995
                      FNMA
              290,000  5.50%, (15 yr. TBA)                     296,525
            5,500,000  5.00%, (30 yr. TBA)                   5,310,937
            3,700,000  5.50%, (30 yr. TBA)                   3,681,500
            2,800,000  6.00%, (30 yr. TBA)                   2,857,750
            2,950,000  6.50%, (30 yr. TBA)                   3,070,767

          --------------------------------------------------------------
          Principal
          Amount                                                Value
          --------------------------------------------------------------
          $  6,407,164  5.00%, 2018                     $   6,431,823
             6,953,688  5.00%, 2034                         6,725,169
               566,405  5.50%, 12/1/2014                      583,035
             2,786,301  5.50%, 6/1/2033                     2,781,020
             1,198,329  5.50%, 5/1/2034                     1,194,149
               782,408  6.00%, 10/1/2013                      817,690
               555,596  6.00%, 4/1/2016                       579,744
             2,711,786  6.00%, 2/1/2034                     2,779,384
               286,097  6.50%, 8/1/2016                       302,420
               980,705  6.50%, 11/1/2017                    1,036,655
             2,248,813  6.50%, 2032                         2,343,236
                 9,094  7.00%, 2/1/2009                         9,638
                64,021  7.00%, 2012                            68,015
               210,052  7.00%, 9/1/2014                       223,175
                 3,619  7.00%, 8/1/2023                         3,851
                 2,162  7.00%, 12/1/2027                        2,291
                52,334  7.00%, 12/1/2028                       55,436
               782,760  7.00%, 2032                           826,717
                   241  7.50%, 5/1/2027                           258
               160,217  7.50%, 12/1/2029                      171,805
               636,746  7.50%, 2/1/2031                       683,167
               277,375  8.00%, 2030                           301,591
                       GNMA
             1,307,293  6.00%, 2033                         1,341,918
             1,249,909  6.50%, 2032                         1,307,536
               187,183  8.00%, 2030                           205,205
          -----------------------------------------------------------
                       Total Mortgage Pass-Through
                        Securities
                        (Cost $60,494,281)                 59,837,423
          -----------------------------------------------------------

           Sovereign Debt Securities -- 0.7%
          $    200,000 Pemex Project Funding Master Tr.
                        2.82% due 6/15/2010+(2)         $     200,900
               475,000 Republic of South Africa
                        6.50% due 6/2/2014                    479,750
               500,000 United Mexican States
                        8.00% due 9/24/2022                   519,250
          -----------------------------------------------------------
                       Total Sovereign Debt
                        Securities
                        (Cost $1,182,895)                   1,199,900
          -----------------------------------------------------------

           U.S. Government Securities -- 16.5%
          U.S. Government Agency Securities -- 2.9%
                       FHLMC
          $    335,000  4.50%, 1/15/2014                $     318,372
                       FNMA
               345,000  1.02%, 7/20/2004++                    344,771
             3,600,000  3.25%, 1/15/2008                    3,537,950
               450,000  4.625%, 10/15/2013                    433,313
                                                        -------------
                                                            4,634,406
          -----------------------------------------------------------
          U.S. Treasury Bonds and Notes -- 13.6%
                       U.S. Treasury Bonds
             2,670,000  5.375%, 2/15/2031                   2,692,842
             5,735,000  6.00%, 2/15/2026                    6,179,686
                       U.S. Treasury Notes
               769,000  4.00%, 6/15/2009                      775,579
             8,340,000  4.375%, 5/15/2007                   8,620,174
             3,677,000  4.75%, 5/15/2014                    3,715,351
                                                        -------------
                                                           21,983,632
          -----------------------------------------------------------
                       Total U.S. Government
                        Securities
                        (Cost $26,528,968)                 26,618,038
          -----------------------------------------------------------

--------------------------------------------------------------------------------
See notes to financial statements.

..   The Guardian Investment Quality Bond Fund

June 30, 2004 (Unaudited)

        Commercial Paper -- 10.1%
       Principal
       Amount                                                      Value
       -----------------------------------------------------------------
       Automotive -- 1.9%
       $  3,000,000 Toyota Motor Credit Co.
                     1.04% due 7/15/2004 (1)              $   2,998,787
       -----------------------------------------------------------------
       Beverage -- 1.8%
          2,900,000 Coca-Cola Enterprises, Inc.
                     1.12% due 7/15/2004 (1)                  2,898,737
       -----------------------------------------------------------------
       Diversified Financial Services -- 3.1%
          5,000,000 Citigroup Global Markets Hldgs., Inc.
                     1.10% due 7/15/2004 (1)                  4,997,861
       -----------------------------------------------------------------
       Household Products -- 2.1%
          3,300,000 Procter & Gamble Co.
                     1.02% due 7/15/2004 (1)                  3,298,691
       -----------------------------------------------------------------
       Media -- 1.2%
          2,000,000 Tribune Co.
                     1.10% due 7/15/2004 (1)                  1,999,144
       -----------------------------------------------------------------
                    Total Commercial Paper
                     (Cost $16,193,220)                      16,193,220
       -----------------------------------------------------------------

        Repurchase Agreement -- 3.3%
       $  5,368,000 State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 6/30/2004, maturity
                    value $5,368,201 at
                    1.35%, due 7/1/2004 (1)(3)
                     (Cost $5,368,000)                    $   5,368,000
       -----------------------------------------------------------------
       Total Investments -- 108.6%
        (Cost $174,746,962)                                 174,644,173
       Payables for Mortgage Pass-Throughs
        Delayed Delivery Securities (1) -- (12.4)%          (19,974,305)
       Cash, Receivables and Other Assets
        Less Liabilities -- 3.8%                              6,209,933
       -----------------------------------------------------------------
       Net Assets -- 100%                                 $ 160,879,801
       -----------------------------------------------------------------

+ Rule 144A restricted security.
++Discount note. The rate shown is the effective yield at date of purchase.
(1)Securities are segregated to cover forward mortgage purchases.
(2)Floating rate note. The rate shown is the rate in effect at June 30, 2004.
(3)The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

--------------------------------------------------------------------------------
                                             See notes to financial statements.

..   The Guardian Low Duration Bond Fund

 Schedule of Investments

June 30, 2004 (Unaudited)

           Asset Backed Securities -- 7.1%
          Principal
          Amount                                                 Value
          ------------------------------------------------------------
          $   500,000 Chase Manhattan Auto Owner Tr.
                       2003-A A4
                       2.06% due 12/15/2009               $    484,447
              400,000 PP&L Transition Bond Co. LLC
                       1999-1 A7
                       7.05% due 6/25/2009                     433,337
                      Residential Asset Mtg. Prods., Inc.
                       2003-RZ3 A3
              600,000  2.14% due 2/25/2030                     593,522
                       2002-RS5 AI4
              495,000  4.428% due 9/25/2030                    498,130
              300,000 Residential Funding Mortgage Secs.
                       2003-HS3 AI2
                       3.15% due 7/25/2018                     293,415
          ------------------------------------------------------------
                      Total Asset Backed Securities
                       (Cost $2,317,769)                     2,302,851
          ------------------------------------------------------------

           Collateralized Mortgage Obligations -- 6.5%
                      FHLMC
                        2430 GD
          $   181,128  6.50% due 11/15/2030               $    184,011
                       2744 VC
              296,062  5.50% due 4/15/2011                     307,368
                       1650 J
              495,000  6.50% due 6/15/2023                     521,068
                      FNMA
                       2003-74 ZK
              132,892  3.50% due 8/25/2033                     131,300
                       2002-55 PC
              360,000  5.50% due 4/25/2026                     366,808
                       2001-51 PH
              255,000  6.00% due 8/25/2030                     264,606
              210,796 GNMA
                       2002-93 NV
                       4.75% due 2/20/2032                     206,245
              119,315 Prudential Home Mtg. Secs. Co.
                       1993-60 A3
                       6.75% due 12/25/2023                    119,159
          ------------------------------------------------------------
                      Total Collateralized Mortgage
                       Obligations
                       (Cost $2,115,580)                     2,100,565
          ------------------------------------------------------------

           Commercial Mortgage Backed Securities -- 2.2%
          $   325,925 GMAC Comm'l. Mtg. Sec., Inc.
                       1997-C1 A3
                       6.869% due 7/15/2029               $    349,164
              225,000 Midland Realty Acceptance Corp.
                       1996-C1 C
                       7.927% due 8/25/2028 (1)                243,218
              121,004 Morgan Stanley Capital I
                       1999-WF1 A1
                       5.91% due 11/15/2031                    125,781
          ------------------------------------------------------------
                      Total Commercial Mortgage Backed
                       Securities
                       (Cost $733,846)                         718,163
          ------------------------------------------------------------

           Corporate Bonds -- 64.0%
          Aerospace and Defense -- 1.6%
          $   500,000 Northrop Grumman Corp.
                       7.00% due 3/1/2006                 $    532,068
          ------------------------------------------------------------
          Automotive -- 6.4%
              500,000 DaimlerChrysler NA Hldg.
                       7.40% due 1/20/2005                     513,535

            --------------------------------------------------------
            Principal
            Amount                                             Value
            --------------------------------------------------------
            $   500,000 Delphi Corp.
                         6.55% due 6/15/2006            $    525,565
                500,000 Ford Motor Credit Co.
                         7.50% due 3/15/2005                 516,655
                500,000 General Motors Acceptance Corp.
                         5.25% due 5/16/2005                 511,196
                                                        ------------
                                                           2,066,951
            --------------------------------------------------------
            Energy -- 4.0%
                500,000 Anadarko Petroleum Corp.
                         6.50% due 5/15/2005                 515,393
                250,000 Pride Int'l., Inc.
                         10.00% due 6/1/2009                 263,750
                500,000 Repsol Int'l. Fin. BV
                         7.45% due 7/15/2005                 525,044
                                                        ------------
                                                           1,304,187
            --------------------------------------------------------
            Entertainment -- 3.2%
              1,000,000 Time Warner, Inc.
                         5.625% due 5/1/2005               1,024,492
            --------------------------------------------------------
            Finance Companies -- 9.7%
                500,000 American General Fin. Corp.
                         5.875% due 12/15/2005               522,760
                500,000 Capital One Bank
                         6.875% due 2/1/2006                 527,372
                500,000 CIT Group, Inc.
                         6.625% due 6/15/2005                518,639
                500,000 General Electric Capital Corp.
                         6.80% due 11/1/2005                 526,870
                500,000 Household Fin. Corp.
                         6.50% due 1/24/2006                 527,027
                500,000 MBNA America Bank NA
                         6.50% due 6/20/2006                 529,277
                                                        ------------
                                                           3,151,945
            --------------------------------------------------------
            Financial -- 2.4%
                500,000 Bear Stearns Cos., Inc.
                         3.00% due 3/30/2006                 499,519
                250,000 Lehman Brothers Hldgs., Inc.
                         6.25% due 5/15/2006                 263,783
                                                        ------------
                                                             763,302
            --------------------------------------------------------
            Financial-Banks -- 0.8%
                250,000 KeyCorp
                         4.625% due 5/16/2005                254,177
            --------------------------------------------------------
            Food and Beverage -- 3.2%
                500,000 Kellogg Co.
                         6.00% due 4/1/2006                  524,760
                500,000 Kraft Foods, Inc.
                         4.625% due 11/1/2006                511,969
                                                        ------------
                                                           1,036,729
            --------------------------------------------------------
            Home Construction -- 0.9%
                250,000 Lennar Corp.
                         9.95% due 5/1/2010                  278,073
            --------------------------------------------------------
            Lodging -- 0.8%
                250,000 Marriott Int'l., Inc.
                         6.875% due 11/15/2005               263,241
            --------------------------------------------------------
            Media-Cable -- 1.7%
                500,000 Cox Comm., Inc.
                         7.75% due 8/15/2006                 543,388
            --------------------------------------------------------
            Natural Gas-Pipelines -- 1.6%
                500,000 Duke Energy Field Svcs.
                         7.50% due 8/16/2005                 524,947
            --------------------------------------------------------

--------------------------------------------------------------------------------
See notes to financial statements.

..   The Guardian Low Duration Bond Fund

June 30, 2004 (Unaudited)

          ------------------------------------------------------------
          Principal
          Amount                                                 Value
          ------------------------------------------------------------
          Paper and Forest Products -- 0.8%
          $   250,000 Abitibi-Consolidated, Inc.
                       8.30% due 8/1/2005                 $    258,737
          ------------------------------------------------------------
          Real Estate Investment Trust -- 7.1%
              505,000 Avalon Bay Communities, Inc.
                       6.80% due 7/15/2006                     541,187
                      EOP Operating LP
              500,000  6.625% due 2/15/2005                    512,477
              500,000  6.63% due 4/13/2005                     515,070
              300,000 Gables Realty LP
                       6.80% due 3/15/2005                     307,370
              400,000 Simon Ppty. Group LP
                       6.875% due 10/27/2005                   418,506
                                                          ------------
                                                             2,294,610
          ------------------------------------------------------------
          Restaurants -- 0.8%
              250,000 YUM! Brands, Inc.
                       7.45% due 5/15/2005                     259,673
          ------------------------------------------------------------
          Services -- 0.8%
              250,000 Cendant Corp.
                       6.875% due 8/15/2006                    267,126
          ------------------------------------------------------------
          Supermarkets -- 2.4%
              250,000 Kroger Co.
                       7.375% due 3/1/2005                     257,895
              500,000 Safeway, Inc.
                       3.80% due 8/15/2005                     504,805
                                                          ------------
                                                               762,700
          ------------------------------------------------------------
          Utilities-Electric and Water -- 6.9%
              500,000 Dominion Resources, Inc.
                       2.80% due 2/15/2005                     501,555
              500,000 National Rural Utilities Coop. Fin.
                       3.00% due 2/15/2006                     500,631
              250,000 Niagara Mohawk Power Corp.
                       6.625% due 7/1/2005                     260,675
              500,000 Nisource Fin. Corp.
                       7.625% due 11/15/2005                   530,399
              425,000 PSEG Power LLC
                       6.875% due 4/15/2006                    450,897
                                                          ------------
                                                             2,244,157
          ------------------------------------------------------------
          Wireless Communications -- 1.6%
              498,000 AT & T Wireless Svcs., Inc.
                       6.875% due 4/18/2005                    514,890
          ------------------------------------------------------------
          Wireline Communications -- 7.3%
              500,000 British Telecom. PLC
                       7.875% due 12/15/2005                   534,581
              500,000 Deutsche Telekom Int'l. Fin. BV
                       8.25% due 6/15/2005                     525,714
              250,000 Qwest Corp.
                       7.20% due 11/1/2004                     251,875
              500,000 Sprint Capital Corp.
                       7.90% due 3/15/2005                     518,301
              500,000 Telefonica Europe BV
                       7.35% due 9/15/2005                     526,947
                                                          ------------
                                                             2,357,418
          ------------------------------------------------------------
                      Total Corporate Bonds
                       (Cost $20,783,257)                   20,702,811
          ------------------------------------------------------------

            Sovereign Debt Security -- 1.6%
           ---------------------------------------------------------
           Principal
           Amount                                              Value
           ---------------------------------------------------------
           $   500,000 Petroleos Mexicanos
                        6.50% due 2/1/2005
                        (Cost $510,816)                 $    510,500
           ---------------------------------------------------------

            U.S. Government Securities -- 15.7%
           U.S. Treasury Notes -- 15.7%
                       U.S. Treasury Notes
           $ 2,375,000  2.625%, 3/15/2009               $  2,259,775
             2,410,000  3.375%, 12/15/2008                 2,379,311
               430,000  4.00%, 6/15/2009                     433,124
           ---------------------------------------------------------
                       Total U.S. Government Securities
                        (Cost $5,151,926)                  5,072,210
           ---------------------------------------------------------

            Repurchase Agreement -- 0.9%
           $   284,000 State Street Bank and Trust Co.
                       repurchase agreement,
                       dated 6/30/2004, maturity
                       value $284,011 at
                       1.35%, due 7/1/2004 (2)
                        (Cost $284,000)                 $    284,000
           ---------------------------------------------------------
           Total Investments -- 98.0%
            (Cost $31,897,194)                            31,691,100
           Cash, Receivables and Other Assets
            Less Liabilities -- 2.0%                         660,744
           ---------------------------------------------------------
           Net Assets -- 100%                           $ 32,351,844
           ---------------------------------------------------------

(1)Floating rate note. The rate shown is the rate in effect at June 30, 2004.
(2)The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

--------------------------------------------------------------------------------
                                             See notes to financial statements.

..   The Guardian High Yield Bond Fund

 Schedule of Investments

June 30, 2004 (Unaudited)

 Corporate Bonds -- 90.3%
                                         Rating
Principal                               Moody's/
Amount                                    S&P*        Value
-----------------------------------------------------------
Aerospace and Defense -- 2.8%
            Comm. & Power Inds., Inc.
$   671,000 Sr. Sub. Nt.
            8.00% due 2/1/2012           B3/B-   $  671,000
            K & F Ind., Inc.
    417,000 Sr. Sub. Nt. Ser. B
            9.625% due 12/15/2010        B3/B       457,136
            Sequa Corp.
    800,000 Sr. Nt.
            8.875% due 4/1/2008         B1/BB-      842,000
                                                 ----------
                                                  1,970,136
-----------------------------------------------------------
Automotive -- 3.5%
            Keystone Automotive
            Operations
    522,000 Sr. Sub. Nt.+
            9.75% due 11/1/2013          B3/B-      558,540
            Tenneco Automotive, Inc.
    298,000 Sr. Sec. Nt. Ser. B
            10.25% due 7/15/2013         B2/B-      336,740
    596,000 Sr. Sub. Nt. Ser. B
            11.625% due 10/15/2009       B3/B-      640,700
            TRW Automotive, Inc.
    248,000 Sr. Nt.
            9.375% due 2/15/2013        B1/BB-      279,620
            United Components, Inc.
    667,000 Sr. Sub. Nt.
            9.375% due 6/15/2013         B3/B       680,340
                                                 ----------
                                                  2,495,940
-----------------------------------------------------------
Banking -- 0.5%
            Western Financial Bank
    350,000 Sub. Cap. Debt.
            9.625% due 5/15/2012        B1/BB-      385,000
-----------------------------------------------------------
Building Materials -- 1.8%
            Associated Materials, Inc.
    745,000 Sr. Disc. Nt. (1)+
            0/11.25% due 3/1/2014       Caa1/B-     499,150
            Norcraft Cos. Fin.
    343,000 Sr. Sub. Nt.+
            9.00% due 11/1/2011          B3/B-      361,865
            Ply Gem Inds., Inc.
    447,000 Sr. Sub. Nt.+
            9.00% due 2/15/2012          B3/B-      455,940
                                                 ----------
                                                  1,316,955
-----------------------------------------------------------
Chemicals -- 7.4%
            BCP Caylux Hldgs.
            Luxembourg SCA
    745,000 Sr. Sub. Nt.+
            9.625% due 6/15/2014         B3/B-      772,006
            Equistar Chemicals LP
    670,000 Sr. Nt.
            10.125% due 9/1/2008         B2/B+      733,650
            HMP Equity Hldgs. Corp.
    372,000 Sr. Disc. Nt. (2)+
            9.83% due 5/15/2008         NR/CCC+     215,760
            Huntsman Advanced Materials
    373,000 Sr. Sec. Nt.+
            11.00% due 7/15/2010         B2/B       420,557
            Huntsman Int'l. LLC
    224,000 Sr. Nt.
            9.875% due 3/1/2009          B3/B-      241,920

--------------------------------------------------------------
                                            Rating
Principal                                  Moody's/
Amount                                       S&P*        Value
--------------------------------------------------------------
            Huntsman LLC
$   373,000 Sr. Nt.+
            11.50% due 7/15/2012           B3/CCC+  $  377,663
            Koppers, Inc.
    584,000 Sec. Nt.
            9.875% due 10/15/2013           B2/B       639,480
            Lyondell Chemical Co.
    372,000 Sr. Sub. Nt.
            10.875% due 5/1/2009            B3/B-      388,740
            Millennium America, Inc.
    484,000 Sr. Nt.
            9.25% due 6/15/2008            B1/BB-      520,300
            Nalco Co.
    298,000 Sr. Sub. Nt.+
            8.875% due 11/15/2013          Caa1/B-     312,155
            Nalco Finance Hdgs., Inc.
    292,000 Sr. Nt. (1)+
            0/9.00% due 2/1/2014           Caa2/B-     195,640
            Resolution Performance Product
    298,000 Sr. Sec. Nt.
            8.00% due 12/15/2009            B2/B+      309,175
    150,000 Sr. Sec. Nt.
            9.50% due 4/15/2010             B3/B-      154,500
                                                    ----------
                                                     5,281,546
--------------------------------------------------------------
Construction Machinery -- 2.7%
            Joy Global, Inc.
    140,000 Sr. Sub. Nt.
            8.75% due 3/15/2012             B1/B+      156,800
            NMHG Hldg. Co.
    140,000 Sr. Nt.
            10.00% due 5/15/2009            B3/B+      154,000
            Terex Corp.
    285,000 Sr. Sub. Nt.
            9.25% due 7/15/2011             B3/B       310,650
    285,000 Sr. Sub. Nt.
            10.375% due 4/1/2011            B3/B       317,775
            United Rentals NA, Inc.
  1,043,000 Sr. Sub. Nt.
            7.75% due 11/15/2013            B2/B+      985,635
                                                    ----------
                                                     1,924,860
--------------------------------------------------------------
Consumer Products -- 4.1%
            Bombardier Recreational
            Products
    286,000 Sr. Sub. Nt.+
            8.375% due 12/15/2013           B3/B-      283,855
            Elizabeth Arden, Inc.
    410,000 Sr. Sub. Nt.
            7.75% due 1/15/2014             B3/B-      417,175
            Jafra Cosmetics
    828,000 Sr. Sub. Nt.
            10.75% due 5/15/2011            B3/B-      923,220
            Rayovac Corp.
    745,000 Sr. Sub. Nt.
            8.50% due 10/1/2013             B3/B-      782,250
            Syratech Corp.
    596,000 Sr. Nt.
            11.00% due 4/15/2007           Caa1/NR     518,520
                                                    ----------
                                                     2,925,020
--------------------------------------------------------------
Electric -- 11.4%
            Allegheny Energy Supply
  1,490,000 Nt.
            7.80% due 3/15/2011            B3/CCC+   1,456,475

--------------------------------------------------------------------------------
See notes to financial statements.

..   The Guardian High Yield Bond Fund

June 30, 2004 (Unaudited)

---------------------------------------------------------
                                      Rating
Principal                            Moody's/
Amount                                 S&P*         Value
---------------------------------------------------------
            Calpine Corp.
$   745,000 Sr. Sec. Nt.+
            8.75% due 7/15/2013        NR/B    $  610,900
            Calpine Generating Co.
    745,000 Sec. Nt.+
            11.50% due 4/1/2011       B3/CCC+     655,600
            Dynegy Hldgs., Inc.
    745,000 Sr. Sec. Nt.+
            10.125% due 7/15/2013      B3/B-      806,462
            Edison Mission Energy
    745,000 Sr. Nt.
            10.00% due 8/15/2008       B2/B       795,288
            Mission Energy Hldg.
    745,000 Sr. Sec. Nt.
            13.50% due 7/15/2008     Caa2/CCC     833,469
            NRG Energy, Inc.
    596,000 Sec. Nt.+
            8.00% due 12/15/2013       B2/B+      601,960
            Reliant Energy, Inc.
    298,000 Sec. Nt.
            9.25% due 7/15/2010        B1/B       318,115
            Reliant Resources, Inc.
    745,000 Sec. Nt.
            9.50% due 7/15/2013        B1/B       802,737
            Sierra Pacific Resources
  1,341,000 Sr. Nt.+
            8.625% due 3/15/2014       B2/B-    1,307,475
                                               ----------
                                                8,188,481
---------------------------------------------------------
Energy -- 3.3%
            Belden & Blake Corp.
    447,000 Sr. Sub. Nt. Ser. B
            9.875% due 6/15/2007     Caa2/CCC+    458,175
            Chesapeake Energy Corp.
    149,000 Sr. Nt.+
            7.50% due 6/15/2014       Ba3/BB-     153,470
            Dresser, Inc.
    447,000 Sr. Nt.
            9.375% due 4/15/2011       B2/B       478,290
            Newpark Resources, Inc.
    700,000 Sr. Sub. Nt. Ser. B
            8.625% due 12/15/2007      B2/B+      710,500
            Pride Int'l., Inc.
    219,000 Sr. Nt.+
            7.375% due 7/15/2014      Ba2/BB-     221,190
            Western Oil Sands, Inc.
    298,000 Sr. Sec. Nt.
            8.375% due 5/1/2012       Ba2/BB+     323,330
                                               ----------
                                                2,344,955
---------------------------------------------------------
Entertainment -- 2.0%
            Intrawest Corp.
    447,000 Sr. Nt.
            7.50% due 10/15/2013       B1/B+      436,943
            Six Flags, Inc.
  1,005,000 Sr. Nt.+
            9.625% due 6/1/2014        B3/B-      999,975
                                               ----------
                                                1,436,918
---------------------------------------------------------
Environmental -- 0.5%
            Allied Waste NA, Inc.
    335,000 Sr. Nt.
            7.875% due 4/15/2013      Ba3/BB-     350,075
---------------------------------------------------------

--------------------------------------------------------------
                                            Rating
Principal                                  Moody's/
Amount                                       S&P*        Value
--------------------------------------------------------------
Food and Beverage -- 6.8%
            American Seafood Group LLC
$   560,000 Sr. Sub. Nt.
            10.125% due 4/15/2010           B3/B    $  672,000
            B & G Foods, Inc.
    350,000 Sr. Sub. Nt. Ser. D
            9.625% due 8/1/2007            B3/CCC+     356,125
            Del Monte Corp.
    635,000 Sr. Sub. Nt.
            9.25% due 5/15/2011             B2/B       693,737
            Merisant Co.
    968,000 Sr. Sub. Nt.+
            9.50% due 7/15/2013             B3/B-    1,030,920
            Michael Foods, Inc.
    373,000 Sr. Sub. Nt.
            8.00% due 11/15/2013            B3/B-      385,123
            Premium Standard Farms, Inc.
    969,000 Sr. Nt.
            9.25% due 6/15/2011             B1/BB      998,070
            Seminis Vegetable Seeds, Inc.
    670,000 Sr. Sub. Nt.
            10.25% due 10/1/2013            B3/B-      728,625
                                                    ----------
                                                     4,864,600
--------------------------------------------------------------
Gaming -- 0.4%
            Sun Int'l. Hotels Ltd.
    285,000 Sr. Sub. Nt.
            8.875% due 8/15/2011            B2/B       304,238
--------------------------------------------------------------
Health Care -- 3.2%
            Fisher Scientific Int'l., Inc.
    382,000 Sr. Sub. Nt.
            8.125% due 5/1/2012             B2/B+      408,740
            Fresenius Medical Care
    570,000 Capital Tr.
            7.875% due 6/15/2011           Ba2/BB-     604,200
            Medical Device Mfg., Inc.
    366,000 Sr. Sub. Nt.+
            10.00% due 7/15/2012           Caa1/B-     373,320
            National Nephrology Assocs.,
            Inc.
    288,000 Sr. Sub. Nt.+
            9.00% due 11/1/2011             B1/B       329,760
            PerkinElmer, Inc.
    560,000 Sr. Sub. Nt.
            8.875% due 1/15/2013           Ba3/BB-     611,800
                                                    ----------
                                                     2,327,820
--------------------------------------------------------------
Home Construction -- 1.3%
            Beazer Homes USA, Inc.
    149,000 Sr. Nt.
            8.375% due 4/15/2012           Ba1/BB      157,195
            Meritage Corp.
    286,000 Sr. Nt.
            9.75% due 6/1/2011             Ba3/BB-     314,600
            Standard Pacific Corp.
    149,000 Sr. Sub. Nt.
            9.25% due 4/15/2012            Ba3/B+      160,175
            WCI Communities, Inc.
    280,000 Sr. Sub. Nt.
            9.125% due 5/1/2012             Ba3/B      302,400
                                                    ----------
                                                       934,370
--------------------------------------------------------------

--------------------------------------------------------------------------------
                                             See notes to financial statements.

..   The Guardian High Yield Bond Fund

June 30, 2004 (Unaudited)

------------------------------------------------------------
                                         Rating
Principal                               Moody's/
Amount                                    S&P*         Value
------------------------------------------------------------
Industrial-Other -- 0.9%
            General Cable Corp.
$   575,000 Sr. Nt.
            9.50% due 11/15/2010          B2/B    $  618,125
------------------------------------------------------------
Lodging -- 0.4%
            John Q. Hammons Hotels LP
    280,000 1st Mtg. Nt. Ser. B
            8.875% due 5/15/2012          B2/B       303,800
------------------------------------------------------------
Media-Cable -- 4.4%
            Charter Comm. Hldgs.
  1,043,000 Sr. Nt.
            10.25% due 1/15/2010         Ca/CCC-     860,475
            Charter Comm. Hldgs. II
    744,000 Sr. Nt.+
            10.25% due 9/15/2010        Caa1/CCC-    749,580
            Charter Comm. Operating LLC
    372,000 Sr. Nt.+
            8.00% due 4/30/2012           B2/B-      359,910
            CSC Hldgs., Inc.
    373,000 Sr. Debt. Ser. B
            8.125% due 8/15/2009         B1/BB-      387,920
            Insight Comm., Inc.
    298,000 Sr. Disc. Nt. (1)
            0/12.25% due 2/15/2011       Caa2/B-     268,200
            Insight Midwest LP
     52,000 Sr. Nt.
            10.50% due 11/1/2010          B2/B+       56,680
    321,000 Sr. Nt.+
            10.50% due 11/1/2010          B2/B+      349,890
            Kabel Deutschland GmbH
    146,000 Sr. Nt.+
            10.625% due 7/1/2014          B3/B       150,015
                                                  ----------
                                                   3,182,670
------------------------------------------------------------
Media-NonCable -- 4.3%
            American Media Operations,
            Inc.
    570,000 Sr. Sub. Nt. Ser. B
            10.25% due 5/1/2009           B2/B-      591,375
            Dex Media East LLC
    540,000 Sr. Sub. Nt.
            12.125% due 11/15/2012       Caa1/B      630,450
            DirecTV Hldgs. Finance
    278,000 Sr. Nt.
            8.375% due 3/15/2013         B1/BB-      307,537
            Houghton Mifflin Co.
  1,043,000 Sr. Sub. Nt.
            9.875% due 2/1/2013           B3/B     1,043,000
            R.H. Donnelley Fin. Corp. I
    465,000 Sr. Sub. Nt.+
            10.875% due 12/15/2012        B2/B+      539,400
                                                  ----------
                                                   3,111,762
------------------------------------------------------------
Metals and Mining -- 1.8%
            AK Steel Corp.
    372,000 Sr. Nt.
            7.75% due 6/15/2012           B3/B+      335,730
    671,000 Sr. Nt.
            7.875% due 2/15/2009          B3/B+      627,385
            Luscar Coal Ltd.
    286,000 Sr. Nt.
            9.75% due 10/15/2011         Ba3/BB      321,750
                                                  ----------
                                                   1,284,865
------------------------------------------------------------

--------------------------------------------------------------
                                            Rating
Principal                                  Moody's/
Amount                                       S&P*        Value
--------------------------------------------------------------
Natural Gas-Pipelines -- 5.0%
            El Paso Natural Gas
$   670,000 Sr. Nt.
            7.625% due 8/1/2010             B1/B-   $  686,750
            El Paso Partners
    372,000 Sr. Sub. Nt. Ser. B
            8.50% due 6/1/2011             B1/BB-      402,690
            El Paso Production Hldg.
    965,000 Sr. Nt.
            7.75% due 6/1/2013              B3/B-      885,387
            Gulfterra Energy Partners
     32,000 Sr. Sub. Nt. Ser. B
            8.50% due 6/1/2010             B1/BB-       34,800
            Northwest Pipeline Corp.
    208,000 Sr. Nt.
            8.125% due 3/1/2010             B1/B+      224,120
            Southern Natural Gas Co.
    623,000 Nt.
            7.35% due 2/15/2031             B1/B-      557,585
            Transcontinental Gas Pipeline
            Corp.
    180,000 Nt. Ser. B
            7.00% due 8/15/2011             B1/B+      184,500
            Williams Cos., Inc.
    600,000 Nt.
            8.125% due 3/15/2012            B3/B+      640,500
                                                    ----------
                                                     3,616,332
--------------------------------------------------------------
Noncaptive Consumer -- 0.8%
            Dollar Financial Group, Inc.
    559,000 Sr. Nt.
            9.75% due 11/15/2011            B3/B       584,155
--------------------------------------------------------------
Non Sovereign -- 0.5%
            Gazprom OAO
    328,000 Nt.+
            9.625% due 3/1/2013            NR/BB-      337,430
--------------------------------------------------------------
Packaging -- 0.9%
            Crown European Hldgs. S.A.
    355,000 Sec. Nt.
            9.50% due 3/1/2011              B1/B+      386,950
            Silgan Hldgs., Inc.
    298,000 Sr. Sub. Nt.
            6.75% due 11/15/2013            B1/B+      289,060
                                                    ----------
                                                       676,010
--------------------------------------------------------------
Paper and Forest Products -- 4.1%
            Georgia-Pacific Corp.
    447,000 Sr. Nt.
            9.375% due 2/1/2013            Ba2/BB+     511,815
            Graphic Packaging Int'l., Inc.
    522,000 Sr. Sub. Nt.
            9.50% due 8/15/2013             B3/B-      566,370
            Millar Western Forest
    298,000 Sr. Nt.
            7.75% due 11/15/2013            B3/B+      299,490
            Stone Container Corp.
    745,000 Sr. Nt.
            8.375% due 7/1/2012             B2/B       778,525
            Tembec Inds., Inc.
    745,000 Sr. Nt.
            8.625% due 6/30/2009           Ba3/BB-     754,312
                                                    ----------
                                                     2,910,512
--------------------------------------------------------------

--------------------------------------------------------------------------------
See notes to financial statements.

..   The Guardian High Yield Bond Fund

June 30, 2004 (Unaudited)

-----------------------------------------------------------
                                         Rating
Principal                               Moody's/
Amount                                    S&P*        Value
-----------------------------------------------------------
Retailers -- 4.1%
            Cole National Group, Inc.
$   280,000 Sr. Sub. Nt.
            8.875% due 5/15/2012         B3/B    $  298,900
            CSK Auto, Inc.
    143,000 Sr. Nt.+
            7.00% due 1/15/2014          B2/B-      136,208
            J.C. Penney Co., Inc.
    596,000 Nt.
            8.00% due 3/1/2010          Ba3/BB+     666,030
    720,000 Nt.
            9.00% due 8/1/2012          Ba3/BB+     849,600
            Petco Animal Supplies, Inc.
    285,000 Sr. Sub. Nt.
            10.75% due 11/1/2011         B2/B+      319,200
            Rite Aid Corp.
    280,000 Sr. Nt.
            11.25% due 7/1/2008         Caa1/B-     308,700
            Sonic Automotive, Inc.
    373,000 Sr. Sub. Nt.
            8.625% due 8/15/2013         B2/B+      388,852
                                                 ----------
                                                  2,967,490
-----------------------------------------------------------
Supermarkets -- 0.4%
            Pathmark Stores, Inc.
    284,000 Sr. Sub. Nt.
            8.75% due 2/1/2012           B2/B       284,000
-----------------------------------------------------------
Technology -- 2.9%
            AMI Semiconductor, Inc.
    361,000 Sr. Sub. Nt.
            10.75% due 2/1/2013          B3/B       421,468
            Amkor Technologies, Inc.
    298,000 Sr. Nt.+
            7.125% due 3/15/2011         B1/B       279,375
            Da-Lite Screen Co., Inc.
    224,000 Sr. Nt.+
            9.50% due 5/15/2011          B2/B-      232,960
            Iron Mountain, Inc.
    700,000 Sr. Sub. Nt.
            8.625% due 4/1/2013          B3/B       742,000
            New Asat (Finance) Ltd.
    373,000 Sr. Nt.+
            9.25% due 2/1/2011           B3/B       369,270
                                                 ----------
                                                  2,045,073
-----------------------------------------------------------
Textile -- 2.8%
            Oxford Inds., Inc.
    300,000 Sr. Nt.+
            8.875% due 6/1/2011          B2/B       316,500
            Russell Corp.
    350,000 Sr. Nt.
            9.25% due 5/1/2010          B1/BB-      371,875
            St. John Knits Int'l., Inc.
    750,000 Sr. Sub. Nt.
            12.50% due 7/1/2009          B3/B-      804,375
            William Carter Co.
    422,000 Sr. Sub. Nt. Ser. B
            10.875% due 8/15/2011        B3/B+      477,915
                                                 ----------
                                                  1,970,665
-----------------------------------------------------------

--------------------------------------------------------------
                                           Rating
Principal                                 Moody's/
Amount                                      S&P*         Value
--------------------------------------------------------------
Transportation -- 0.7%
            Omi Corp.
$   220,000 Sr. Nt.
            7.625% due 12/1/2013           B1/B+   $   215,600
            Teekay Shipping Corp.
    280,000 Sr. Nt.
            8.875% due 7/15/2011          Ba2/BB-      309,750
                                                   -----------
                                                       525,350
--------------------------------------------------------------
Wireless Communications -- 3.0%
            Centennial Cell Comm. Corp.
    700,000 Sr. Nt.
            10.125% due 6/15/2013         Caa1/CCC     722,750
            Inmarsat Finance PLC
     75,000 Nt.+
            7.625% due 6/30/2012            B2/B        72,563
            Nextel Comm., Inc.
    700,000 Sr. Nt.
            7.375% due 8/1/2015            B2/BB       707,000
            Nextel Partners, Inc.
    350,000 Sr. Nt.
            8.125% due 7/1/2011           Caa1/B-      357,000
            Ubiquitel Operating Co.
    298,000 Sr. Nt.+
            9.875% due 3/1/2011           Caa1/CCC     298,000
                                                   -----------
                                                     2,157,313
--------------------------------------------------------------
Wireline Communications -- 1.6%
            Qwest Corp.
    855,000 Debt.
            7.20% due 11/10/2026          Ba3/BB-      735,300
            Qwest Svcs. Corp.
    355,000 Nt.+
            13.50% due 12/15/2010          Caa1/B      412,688
                                                   -----------
                                                     1,147,988
--------------------------------------------------------------
            Total Corporate Bonds
             (Cost $63,066,628)                     64,774,454
--------------------------------------------------------------

 Sovereign Debt Security -- 0.7%
            Federative Republic of Brazil
$   575,000 Nt.                            B2/B+
            9.25% due 10/22/2010
              (Cost $569,626)                      $   544,812
--------------------------------------------------------------

 Warrant -- 0.0%
Shares                                                   Value
--------------------------------------------------------------
            XM Satellite Radio, Inc.
        330 exp. 3/15/2010
              (Cost $66,660)                       $    18,150
--------------------------------------------------------------

--------------------------------------------------------------------------------
                                             See notes to financial statements.

..   The Guardian High Yield Bond Fund

June 30, 2004 (Unaudited)

 Repurchase Agreement -- 6.4%
Principal
Amount                                                         Value
--------------------------------------------------------------------
$ 4,571,000 State Street Bank and Trust Co.
            repurchase agreement,
            dated 6/30/2004, maturity
            value $4,571,171 at
            1.35% due 7/1/2004 (3)
             (Cost $4,571,000)                           $ 4,571,000
-----------------------------------------------------------------
Total Investments -- 97.4%
 (Cost $68,273,914)                                       69,908,416
Cash, Receivables and Other Assets
 Less Liabilities -- 2.6%                                  1,842,735
-----------------------------------------------------------------
Net Assets -- 100%                                       $71,751,151
-----------------------------------------------------------------

* Unaudited.
+ Rule 144A restricted security.
(1)Step-up bond.
(2)Discount note. The rate shown is the effective yield at date of purchase.
(3)The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

--------------------------------------------------------------------------------
See notes to financial statements.

..   The Guardian Tax-Exempt Fund

 Schedule of Investments

June 30, 2004 (Unaudited)

 Municipal Bonds -- 106.6%
                                             Rating
Principal                                   Moody's/
Amount                                        S&P*          Value
-----------------------------------------------------------------
Alabama -- 1.2%
$ 1,000,000 Alabama 21st Century Auth.
            Tobacco Settlement Rev.,
            5.25% due 12/1/2009              Baa1/A-  $ 1,014,970
-----------------------------------------------------------------
Alaska -- 0.3%
    250,000 Northern Tobacco
            Securitization Corp.,
            5.40% due 6/1/2008              Baa2/BBB      248,685
-----------------------------------------------------------------
Arizona -- 7.2%
  1,500,000 Mesa, AZ Street & Hwy.
            Rev.,
            5.125% due 7/1/2023              Aaa/AAA    1,539,510
  1,500,000 Phoenix, AZ Civic Impt.
            Corp. Wtr. Sys. Rev.,
            5.50% due 7/1/2020               Aaa/AAA    1,610,085
  1,000,000 Phoenix, AZ G.O. Ser. B,
            5.375% due 7/1/2020              Aa1/AA+    1,069,220
  1,910,000 Tempe, AZ Excise Tax Rev.,
            5.00% due 7/1/2009               Aaa/AAA    2,067,269
                                                      -----------
                                                        6,286,084
-----------------------------------------------------------------
Arkansas -- 1.3%
  1,000,000 Arkansas St. G.O. Fed. Hwy.
            Grant Ser. A,
            5.50% due 8/1/2011               Aa2/AA     1,099,790
-----------------------------------------------------------------
California -- 14.8%
  4,000,000 California St. Dept. Wtr.
            Resources Pwr. Supply Rev.,
            1.04% due 5/1/2022 (1)           Aaa/AA-    4,000,000
  3,000,000 California St. Econ. G.O.
            Ser. B,
            5.00% due 7/1/2023               Aa3/AA-    3,235,530
            California St. G.O.,
    500,000 1.00% due 5/1/2033 (1)            Aaa/A       500,000
  2,000,000 5.25% due 11/1/2027              A3/BBB     1,999,840
  2,000,000 California St. Pub. Wks. Brd.
            Dept. of Mental Hlth.,
            5.50% due 6/1/2023              Baa1/BBB-   2,042,760
  1,250,000 Metropolitan Wtr. Dist.
            South California Wtrwks.
            Rev. Ser. B-1,
            5.00% due 10/1/2029              Aaa/AAA    1,242,812
                                                      -----------
                                                       13,020,942
-----------------------------------------------------------------
Colorado -- 2.8%
  1,120,000 La Plata Cnty., CO Sch. Dist.,
            5.25% due 11/1/2015              Aaa/NR     1,220,677
  1,205,000 Teller Cnty., CO Sch. Dist.,
            5.00% due 12/1/2016              Aaa/AAA    1,282,385
                                                      -----------
                                                        2,503,062
-----------------------------------------------------------------
Florida -- 5.4%
  2,000,000 Florida St. Brd. of Ed. Lottery
            Rev. Ser. A,
            5.50% due 7/1/2017               Aaa/AAA    2,167,400
  1,500,000 Florida St. Brd. of Ed. Lottery
            Rev. Ser. C,
            5.25% due 7/1/2016               Aaa/AAA    1,619,070
  1,000,000 Lakes By The Bay
            South Community,
            6.25% due 5/1/2034                NR/NR       998,950
                                                      -----------
                                                        4,785,420
-----------------------------------------------------------------

------------------------------------------------------------------
                                           Rating
Principal                                 Moody's/
Amount                                      S&P*          Value
------------------------------------------------------------------
Georgia -- 1.6%
$ 1,000,000 Fulton Cnty., GA Dev. Auth.
            Rev. Georgia Tech. Foundation
            Ser. A,
            5.125% due 11/1/2021          Aa1/AA+  $  1,035,390
    350,000 Gainesville, GA Wtr. & Swg.
            Rev.,
            5.25% due 11/15/2018          Aaa/AAA       370,311
                                                   ------------
                                                      1,405,701
---------------------------------------------------------------
Idaho -- 2.0%
  1,625,000 Boise City, ID Urban
            Renewal Agy. Lease,
            6.00% due 8/15/2023           Aaa/AAA     1,783,860
---------------------------------------------------------------
Illinois -- 4.2%
  1,000,000 Chicago, IL Brd. of Ed.
            Ser. A,
            5.25% due 12/1/2018           Aaa/AAA     1,056,970
  2,500,000 Illinois St. Unemployment
            Insurance,
            5.00% due 12/15/2007          Aaa/AAA     2,676,725
                                                   ------------
                                                      3,733,695
---------------------------------------------------------------
Iowa -- 2.1%
  1,955,000 Tobacco Settlement Auth. IA
            Rev. Ser. B,
            5.50% due 6/1/2011            Baa3/BBB    1,864,210
---------------------------------------------------------------
Maryland -- 3.5%
  1,500,000 Prince Georges Cnty., MD
            Industrial Dev. Auth. Ref.,
            5.00% due 6/30/2019           Aaa/AAA     1,563,915
  1,500,000 Prince Georges Cnty., MD
            Pub. Impt. Ser. A,
            5.00% due 10/1/2021            Aa2/AA     1,546,905
                                                   ------------
                                                      3,110,820
---------------------------------------------------------------
Massachusetts -- 5.1%
  2,000,000 Massachusetts Bay Trans.
            Auth. Rev. Ser. A,
            5.00% due 7/1/2027            Aa1/AAA     1,975,760
  1,500,000 Massachusetts St. Special
            Obligation Rev.,
            5.25% due 1/1/2028            Aaa/AAA     1,526,910
  1,000,000 Massachusetts St. Wtr.
            Resources Auth. Rev. Ser.A,
            5.00% due 8/1/2029            Aaa/AAA       984,510
                                                   ------------
                                                      4,487,180
---------------------------------------------------------------
Minnesota -- 1.7%
  1,500,000 St. Paul, MN Port Auth.
            Lease Rev.,
            5.125% due 12/1/2027          Aa2/AA+     1,514,970
---------------------------------------------------------------
New Mexico -- 1.3%
  1,000,000 New Mexico St. Hwy. Comm.
            Tax Rev. Preref.,
            6.00% due 6/15/2010 (2)       Aa2/AA+     1,129,950
---------------------------------------------------------------
New York -- 5.4%
  1,255,000 New York City Industrial Dev.
            Agy.,
            5.25% due 3/1/2018            Aaa/AAA     1,334,718
  3,200,000 New York St. Housing Fin.
            Agy. Rev.,
            6.00% due 11/1/2006            A3/A+      3,422,944
                                                   ------------
                                                      4,757,662
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                             See notes to financial statements.

..   The Guardian Tax-Exempt Fund

June 30, 2004 (Unaudited)

-----------------------------------------------------------------
                                             Rating
Principal                                   Moody's/
Amount                                        S&P*          Value
-----------------------------------------------------------------
North Dakota -- 1.2%
$ 1,000,000 North Dakota St. Wtr. Comm.
            Rev.,
            5.75% due 8/1/2020               Aaa/AAA  $ 1,095,140
-----------------------------------------------------------------
Ohio -- 3.8%
    750,000 Ohio St. Bldg. Auth. Disalle
            Gov't. Ctr. Ser. A,
            6.00% due 10/1/2005              Aa2/AA       787,748
  1,300,000 Ohio St. Higher Ed. Fac.
            Comm.,
            5.50% due 12/1/2020              Aaa/AAA    1,389,570
  1,050,000 Univ. of Cincinnati, OH
            General Rcpts. Ser. A,
            5.50% due 6/1/2011               Aaa/AAA    1,172,976
                                                      -----------
                                                        3,350,294
-----------------------------------------------------------------
Pennsylvania -- 2.5%
            Delaware River Port
            Auth. PA & NJ,
  1,000,000 5.10% due 1/1/2020               Aaa/AAA    1,038,410
  1,000,000 6.00% due 1/1/2017               Aaa/AAA    1,119,570
                                                      -----------
                                                        2,157,980
-----------------------------------------------------------------
Puerto Rico -- 12.0%
  1,000,000 Puerto Rico Comwlth. Pub.
            Impt. Ser. A,
            5.25% due 7/1/2017               Baa1/A-    1,054,170
  1,000,000 Puerto Rico Muni. Fin. Agency
            Ser. A,
            5.25% due 8/1/2021               Aaa/AAA    1,053,710
  1,500,000 Puerto Rico Pub. Bldgs. Auth.
            Rev. Gov't. Facs. Ser. I,
            5.50% due 7/1/2020               Baa1/A-    1,586,175
  2,000,000 Puerto Rico Pub. Bldgs. Auth.
            Rev. Ref. Gov't. Facs. Ser. J,
            5.00% due 7/1/2036               Aaa/AAA    2,152,560
  2,400,000 Puerto Rico Pub. Bldgs. Auth.
            Rev. Ref. Gov't. Facs. Ser. K,
            4.50% due 7/1/2022               Baa1/A-    2,499,288
  2,000,000 Puerto Rico Pub. Fin. Corp.
            Comwlth. Approp. Ser. A,
            5.75% due 8/1/2027              Baa2/BBB+   2,188,320
                                                      -----------
                                                       10,534,223
-----------------------------------------------------------------
South Carolina -- 4.8%
    350,000 Charleston Cnty., SC Sch. Dist.
            Ref. Ser. B,
            5.00% due 2/1/2016               Aa1/AA+      365,676
  1,250,000 Charleston, SC Wtrwks. & Swr.
            Rev.,
            5.25% due 1/1/2018               Aa3/AA-    1,314,700
  1,500,000 Charleston, SC Wtrwks. & Swr.
            Rev. Ser. B,
            5.00% due 1/1/2028               Aa3/AA-    1,485,660
  1,000,000 Mount Pleasant, SC Wtr. &
            Swr. Rev. Ref. & Impt.,
            5.25% due 12/1/2019              Aaa/AAA    1,062,010
                                                      -----------
                                                        4,228,046
-----------------------------------------------------------------
Tennessee -- 2.8%
    700,000 Knox Cnty., TN
            Pub. Impt. G.O.,
            5.375% due 5/1/2020              Aa2/AA       738,479
  1,700,000 Tennessee Housing Dev.
            Agy. Mtg. Fin. Ser. A,
            5.20% due 7/1/2023               Aa2/AA     1,717,000
                                                      -----------
                                                        2,455,479
-----------------------------------------------------------------

-----------------------------------------------------------------
                                             Rating
Principal                                   Moody's/
Amount                                        S&P*          Value
-----------------------------------------------------------------
Texas -- 4.7%
$ 2,000,000 Harris Cnty., TX Ref. Ser. B,
            5.00% due 8/15/2032             Aaa/AAA  $ 2,155,920
  2,000,000 Texas St. Wtr. Finl. Assistance
            Ser. C & D,
            5.00% due 8/1/2027               Aa1/AA    1,959,700
                                                     -----------
                                                       4,115,620
-----------------------------------------------------------------
Virginia -- 7.5%
  3,000,000 Fairfax Cnty., VA Ref. Pub.
            Impt. Ser. A,
            4.25% due 6/1/2008              Aaa/AAA    3,155,160
  1,500,000 Riverside, VA Regional Jail
            Auth. Rev.,
            5.00% due 7/1/2021              Aaa/AAA    1,536,960
  1,790,000 Virginia St. Pub. Sch. Auth.
            Ser. A,
            5.00% due 8/1/2019              Aa1/AA+    1,861,099
                                                     -----------
                                                       6,553,219
-----------------------------------------------------------------
Washington -- 5.3%
  1,250,000 Cowlitz Cnty., WA Sch. Dist.
            G.O.,
            5.50% due 12/1/2019              Aaa/NR    1,335,200
  1,250,000 Snohomish Cnty., WA G.O.,
            5.375% due 12/1/2019            Aaa/AAA    1,329,487
  2,000,000 Tobacco Settlement Auth. WA
            Rev.,
            6.25% due 6/1/2011              Baa3/BBB   1,984,420
                                                     -----------
                                                       4,649,107
-----------------------------------------------------------------
Wisconsin -- 2.1%
            Badger Tobacco Asset
            Securitization Corp.,
  1,000,000 5.75% due 6/1/2012              Baa3/BBB     951,770
  1,000,000 6.00% due 6/1/2017              Baa3/BBB     905,610
                                                     -----------
                                                       1,857,380
-----------------------------------------------------------------
            Total Municipal Bonds
             (Cost $92,369,079)                       93,743,489
-----------------------------------------------------------------
Total Investments -- 106.6%
 (Cost $92,369,079)                                   93,743,489
Liabilities in Excess of Cash, Receivables
 and Other Assets -- (6.6)%                           (5,796,131)
-----------------------------------------------------------------
Net Assets -- 100%                                   $87,947,358
-----------------------------------------------------------------

* Unaudited.
(1)Variable rate demand notes.
(2)Pre-refunded.

Glossary:
  G.O. -- General Obligation.

--------------------------------------------------------------------------------
See notes to financial statements.

..   The Guardian Cash Management Fund

 Schedule of Investments

June 30, 2004 (Unaudited)

 Corporate Bonds -- 1.8%
Principal                                  Maturity
Amount                                       Date            Value
------------------------------------------------------------------
Capital Markets -- 1.1%
$  5,000,000 Goldman Sachs Group, Inc.
              7.50%                        1/28/2005 $   5,175,595
------------------------------------------------------------------
Wireline Communications -- 0.7%
   3,500,000 NYNEX Capital Funding
              8.75%                        12/1/2004     3,607,320
------------------------------------------------------------------
             Total Corporate Bonds
              (Cost $8,782,915)                          8,782,915
------------------------------------------------------------------

 Municipal Bonds -- 2.2%
$  6,000,000 Connecticut St. Ref. Ser. B
              5.97%                         8/1/2004 $   6,023,340
   5,000,000 New York St. Urban Dev.
              Corp. Rev.
              2.08%                       12/15/2004     5,018,809
------------------------------------------------------------------
             Total Municipal Bonds
              (Cost $11,042,149)                        11,042,149
------------------------------------------------------------------

 U.S. Government Securities -- 5.4%
U.S. Government Agency Securities -- 5.4%
             FHLB
$  4,000,000  1.125%                       10/1/2004 $   3,999,045
   6,000,000  1.44%                         3/8/2005     6,000,000
   7,000,000  2.23%                         7/6/2005     7,000,000
  10,000,000 FNMA
              1.65%                        5/16/2005    10,000,000
------------------------------------------------------------------
             Total U.S. Government Securities
              (Cost $26,999,045)                        26,999,045
------------------------------------------------------------------

 Commercial Paper -- 59.2%
ASSET BACKED -- 2.0%
$ 10,000,000 Sheffield Receivables Corp.
              1.24%                         7/1/2004 $  10,000,000
------------------------------------------------------------------
FINANCIAL -- 22.1%
Capital Markets -- 3.0%
$ 10,000,000 Goldman Sachs Group, Inc.
              1.25%                         7/2/2004 $   9,999,653
   5,000,000 J.P. Morgan Chase & Co.
              1.18%                        7/13/2004     4,998,033
                                                     -------------
                                                        14,997,686
------------------------------------------------------------------
Diversified Financial Services -- 3.0%
  10,000,000 Citigroup Global Markets
              Hldgs., Inc.
              1.15%                         7/1/2004    10,000,000
   5,000,000 Credit Suisse First Boston
              1.20%                        7/21/2004     4,996,667
                                                     -------------
                                                        14,996,667
------------------------------------------------------------------
Finance Companies -- 3.0%
             Private Export Funding Corp.
  10,000,000  1.05%                        7/13/2004     9,996,500
   5,000,000  1.05%                        8/24/2004     4,992,125
                                                     -------------
                                                        14,988,625
------------------------------------------------------------------
Financial-Banks -- 7.1%
  10,000,000 Dexia Delaware LLC
              1.29%                        7/29/2004     9,989,966

----------------------------------------------------------------
Principal                                Maturity
Amount                                     Date            Value
----------------------------------------------------------------
$ 10,000,000 HVB Finance
              1.22%                      7/26/2004 $   9,991,528
  15,000,000 Societe Generale NA
              1.43%                       7/1/2004    15,000,000
                                                   -------------
                                                      34,981,494
----------------------------------------------------------------
Financial-Other -- 6.0%
  10,000,000 American General Fin. Corp.
              1.19%                      7/12/2004     9,996,364
  10,000,000 Barton Capital Corp.
              1.20%                      7/12/2004     9,996,333
  10,000,000 Govco, Inc.
              1.30%                      7/21/2004     9,992,778
                                                   -------------
                                                      29,985,475
----------------------------------------------------------------
             TOTAL FINANCIAL                         109,949,947
----------------------------------------------------------------
INDUSTRIAL -- 35.1%
Auto Components -- 3.0%
$ 15,000,000 Johnson Controls, Inc.
              1.50%                       7/1/2004 $  15,000,000
----------------------------------------------------------------
Automobiles -- 3.0%
  15,000,000 BMW US Capital Corp.
              1.45%                       7/1/2004    15,000,000
----------------------------------------------------------------
Beverage -- 2.0%
             Coca-Cola Enterprises, Inc.
   5,000,000  1.25%                      7/21/2004     4,996,528
   5,000,000  1.26%                      7/26/2004     4,995,625
                                                   -------------
                                                       9,992,153
----------------------------------------------------------------
Chemicals -- 3.0%
  15,000,000 Air Products & Chemicals
              1.43%                       7/1/2004    15,000,000
----------------------------------------------------------------
Education -- 1.0%
   5,000,000 Northwestern University
              1.18%                      7/13/2004     4,998,033
----------------------------------------------------------------
Food and Staples Retailing -- 2.2%
  10,600,000 Wal-Mart Stores, Inc.
              1.23%                       7/7/2004    10,597,827
----------------------------------------------------------------
Food Products -- 2.0%
             Sara Lee Corp.
   5,000,000  1.10%                       7/1/2004     5,000,000
   5,000,000  1.45%                       7/2/2004     4,999,799
                                                   -------------
                                                       9,999,799
----------------------------------------------------------------
Health Care Equipment and Supplies -- 1.0%
   5,000,000 Medtronic, Inc.
              1.19%                       7/6/2004     4,999,174
----------------------------------------------------------------
Household Durables -- 3.0%
  15,000,000 Fortune Brands, Inc.
              1.43%                       7/1/2004    15,000,000
----------------------------------------------------------------
Household Products -- 3.0%
             Procter & Gamble Co.
   5,000,000  1.15%                      7/14/2004     4,997,923
  10,000,000  1.42%                       7/1/2004    10,000,000
                                                   -------------
                                                      14,997,923
----------------------------------------------------------------
Media -- 2.1%
  10,200,000 Gannett Co., Inc.
              1.22%                       7/9/2004    10,197,235
----------------------------------------------------------------

--------------------------------------------------------------------------------
                                             See notes to financial statements.

..   The Guardian Cash Management Fund

June 30, 2004 (Unaudited)

---------------------------------------------------------------
Principal                               Maturity
Amount                                    Date            Value
---------------------------------------------------------------
Metals and Mining -- 1.0%
$  5,000,000 Rio Tinto Ltd.
              1.20%                      7/8/2004 $   4,998,833
---------------------------------------------------------------
Multiline Retail -- 2.0%
  10,000,000 Target Corp.
              1.30%                      7/7/2004     9,997,833
---------------------------------------------------------------
Multi-Utilities and Unregulated Power -- 2.2%
  10,640,000 Boston Edison Co.
              1.30%                      7/6/2004    10,638,079
---------------------------------------------------------------
Oil and Gas -- 4.6%
   8,000,000 Boc Group, Inc.
              1.43%+                     7/1/2004     8,000,000
             Koch Industries
   5,000,000  1.19%                     7/15/2004     4,997,686
  10,000,000  1.41%                      7/1/2004    10,000,000
                                                  -------------
                                                     22,997,686
---------------------------------------------------------------
             TOTAL INDUSTRIAL                       174,414,575
---------------------------------------------------------------
             Total Commercial Paper
              (Cost $294,364,522)                   294,364,522
---------------------------------------------------------------

 Floating Rate Notes and Bonds -- 22.5%
Principal                                Reset
Amount                                   Date*            Value
---------------------------------------------------------------
California -- 4.4%
$ 13,590,000 California Housing Fin.
              Agency
              1.16%                     7/14/2004 $  13,590,000
   8,100,000 Sacramento Cnty., CA
              1.14%                     7/14/2004     8,100,000
                                                  -------------
                                                     21,690,000
---------------------------------------------------------------
Colorado -- 2.8%
             Colorado Housing & Fin.
              Auth.
   7,900,000  1.15%                     7/14/2004     7,900,000
   6,000,000  1.15%                     7/14/2004     6,000,000
                                                  -------------
                                                     13,900,000
---------------------------------------------------------------
Connecticut -- 1.6%
   8,000,000 Connecticut St. Housing &
              Fin. Auth.
              1.12%                      7/8/2004     8,000,000
---------------------------------------------------------------
Financial-Other -- 2.0%
  10,000,000 Countrywide Home Loan
              1.684%                    9/24/2004    10,000,634
---------------------------------------------------------------
Florida -- 1.6%
   8,000,000 Miami Dade Cnty. Florida
              Aviation
              1.45%                     7/14/2004     8,000,000
---------------------------------------------------------------
Michigan -- 0.8%
   4,000,000 Michigan St. Housing Dev.
              Auth.
              1.15%                     7/14/2004     4,000,000
---------------------------------------------------------------
New York -- 3.5%
  17,530,000 New York City Transitional
              1.15%                     7/14/2004    17,530,000
---------------------------------------------------------------

------------------------------------------------------------------
Principal                                   Reset
Amount                                      Date*            Value
------------------------------------------------------------------
Utah -- 4.7%
             Utah Housing Corp. Single
              Family
$  4,040,000  1.15%                       7/14/2004 $   4,040,000
   4,200,000  1.15%                       7/14/2004     4,200,000
   1,500,000  1.15%                       7/14/2004     1,500,000
   5,865,000  1.15%                       7/14/2004     5,865,000
             Utah St. Housing Fin. Agency
   3,035,000  1.15%                       7/14/2004     3,035,000
   4,730,000  1.15%                       7/14/2004     4,730,000
                                                    -------------
                                                       23,370,000
------------------------------------------------------------------
Washington -- 1.1%
   5,595,000 Seattle, WA
              1.55%                        9/1/2004     5,595,000
------------------------------------------------------------------
             Total Floating Rate Notes and Bonds
              (Cost $112,085,634)                     112,085,634
------------------------------------------------------------------

 Repurchase Agreement -- 9.2%
Principal
Amount                                                       Value
------------------------------------------------------------------
$ 45,848,000 State Street Bank and Trust Co.
             repurchase agreement,
             dated 6/30/2004, maturity
             value $45,849,719 at
             1.35% due 7/1/2004 (1)
              (Cost $45,848,000)                    $  45,848,000
------------------------------------------------------------------
Total Investments -- 100.3%
 (Cost $499,122,265)                                  499,122,265
Liabilities in Excess of Cash, Receivables and
 Other Assets -- (0.3)%                                (1,716,449)
------------------------------------------------------------------
Net Assets -- 100%                                  $ 497,405,816
------------------------------------------------------------------

* Floating rate note. The rate shown is the rate in effect at June 30, 2004. + Rule 144A restricted security.
(1)The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

--------------------------------------------------------------------------------
See notes to financial statements.

..   The Park Avenue Portfolio

 Statements of Assets and Liabilities

June 30, 2004 (Unaudited)
------------------------------------------

                                                             The Guardian The Guardian  The Guardian The Guardian  The Guardian
                                                              Park Avenue    UBS Large   Park Avenue    UBS Small         Asset
                                                                     Fund    Cap Value     Small Cap    Cap Value    Allocation
                                                          --------------          Fund          Fund         Fund          Fund
                                                                          ------------ ------------  ------------ ------------
ASSETS
   Investments, at identified cost (includes majority-
    owned subsidiary of $132,417,998 and non-
    controlled affiliated issue of $12,081,730 for
    GAAF)................................................ $1,082,851,894  $70,431,155  $181,225,942  $34,689,412  $176,024,334
                                                          ==============  ============ ============  ============ ============
   Investments, at market -- Note 1 (includes majority-
    owned subsidiary of $119,621,343 and non-
    controlled affiliated issue of $12,467,877 for
    GAAF)................................................  1,214,267,418   88,343,955   212,449,609   41,917,701   162,729,579
   Cash..................................................            688          409           155          862           670
   Foreign Currency (cost $34,800 GBGIF and
    $1,150,575 GBGEMF, respectively).....................             --           --            --           --            --
   Receivable for securities sold........................      2,629,800           --     2,702,747      177,989            --
   Dividends receivable..................................        950,653       57,632        82,081       17,787        66,840
   Receivable for fund shares sold.......................        147,153          769       530,272        7,478        83,670
   Interest receivable...................................            502           70           196           34           205
   Receivable for variation margin -- Note 1.............             --           --            --           --        78,234
   Dividend reclaim receivable...........................             --           --            --           --            --
   Other assets..........................................         10,168        1,109         1,637          684         1,646
                                                          --------------  ------------ ------------  ------------ ------------
      Total Assets.......................................  1,218,006,382   88,403,944   215,766,697   42,122,535   162,960,844
                                                          --------------  ------------ ------------  ------------ ------------
LIABILITIES
   Payable for securities purchased......................      9,420,277           --     6,376,618       85,834            --
   Payable for fund shares redeemed......................      1,741,757           --       530,253          359       306,245
   Accrued expenses......................................        320,570       57,474        48,192       56,872        58,594
   Payable for variation margin -- Note 1................             --           --            --           --        57,000
   Accrued foreign capital gains tax.....................             --           --            --           --            --
   Distributions payable.................................             --           --            --           --            --
   Payable for forward mortgage securities purchased --
    Note 7...............................................             --           --            --           --            --
   Due to GIS............................................        872,631      121,349       207,316       62,957        50,014
                                                          --------------  ------------ ------------  ------------ ------------
      Total Liabilities..................................     12,355,235      178,823     7,162,379      206,022       471,853
                                                          --------------  ------------ ------------  ------------ ------------
      Net Assets......................................... $1,205,651,147  $88,225,121  $208,604,318  $41,916,513  $162,488,991
                                                          ==============  ============ ============  ============ ============
COMPONENTS OF NET ASSETS
   Shares of beneficial interest, at par................. $      402,759  $    69,561  $    107,959  $    33,084  $    150,278
   Additional paid-in capital............................  1,769,656,520   67,458,528   157,907,658   31,710,697   227,700,530
   Undistributed/(distribution in excess) of net
    investment income....................................        302,517      (56,883)     (937,543)    (199,504)      522,978
   Accumulated net realized gain/(loss) on investments
    and foreign currency related transactions............   (696,126,173)   2,841,114    20,302,577    3,143,947   (52,556,808)
   Net unrealized appreciation/(depreciation) of
    investment and foreign currency related
    transactions.........................................    131,415,524   17,912,801    31,223,667    7,228,289   (13,327,987)
                                                          --------------  ------------ ------------  ------------ ------------
      Net Assets......................................... $1,205,651,147  $88,225,121  $208,604,318  $41,916,513  $162,488,991
                                                          ==============  ============ ============  ============ ============
NET ASSETS
   Class A............................................... $1,042,827,233  $23,081,931  $166,967,430  $11,421,913  $114,614,949
   Class B............................................... $  148,648,389  $22,033,957  $ 22,716,634  $10,333,122  $ 31,542,761
   Class C............................................... $    6,556,974  $21,381,622  $  8,426,905  $ 9,921,971  $  8,063,401
   Class K............................................... $    7,618,551  $21,727,611  $ 10,493,349  $10,239,507  $  8,267,880
Shares of Beneficial Interest Outstanding -- $0.01 Par Value
   Class A...............................................     34,629,770    1,817,971     8,545,629      895,573    10,595,485
   Class B...............................................      5,161,573    1,739,216     1,241,561      820,095     2,921,459
   Class C...............................................        230,781    1,687,454       463,506      787,484       745,997
   Class K...............................................        253,728    1,711,455       545,212      805,279       764,830
Net Asset Value Per Share
   Class A...............................................         $30.11       $12.70        $19.54       $12.75        $10.82
   Class B...............................................         $28.80       $12.67        $18.30       $12.60        $10.80
   Class C...............................................         $28.41       $12.67        $18.18       $12.60        $10.81
   Class K...............................................         $30.03       $12.70        $19.25       $12.72        $10.81
Maximum Offering Price Per Share
   Class A (Net Asset Value x 104.71%)*..................         $31.53       $13.30        $20.46       $13.35        $11.33
   Class A (Net Asset Value x 103.09%)*..................             --           --            --           --            --

 *Based on sale of less than $100,000. On sale of $100,000 or more, the offering price is reduced.
**No load is charged on Class A shares.

--------------------------------------------------------------------------------
See notes to financial statements.

 The Guardian    The Guardian    The Guardian  The Guardian The Guardian  The Guardian The Guardian   The Guardian
      S&P 500 Baillie Gifford Baillie Gifford    Investment Low Duration    High Yield   Tax-Exempt           Cash
        Index   International        Emerging       Quality    Bond Fund          Bond         Fund     Management
         Fund     Growth Fund    Markets Fund     Bond Fund ------------          Fund ------------           Fund
------------  --------------- --------------- ------------               ------------               ------------

$166,430,326   $ 39,801,653     $69,110,938   $174,746,962  $31,897,194  $ 68,273,914  $92,369,079  $499,122,265
============  =============== =============== ============  ============ ============  ============ ============

 166,757,222     51,057,483      79,130,786    174,644,173   31,691,100    69,908,416   93,743,489   499,122,265
      90,883            236             301         72,396       54,350        80,287      139,667       122,470

          --         34,814       1,155,832             --           --            --           --            --
          --             --         317,960      4,904,102      731,710     1,438,945      986,640            --
     182,482         67,672         128,178             --           --            --           --            --
     224,151          5,484          65,386         41,848       55,513         2,254       45,745       152,850
         150          3,107              11      1,882,757      367,859     1,448,497      866,667       715,159
      16,100             --              --             --           --            --           --            --
          --         76,538              --             --           --            --           --            --
       1,494            970             767          2,251          519           912        1,244         5,487
------------  --------------- --------------- ------------  ------------ ------------  ------------ ------------
 167,272,482     51,246,304      80,799,221    181,547,527   32,901,051    72,879,311   95,783,452   500,118,231
------------  --------------- --------------- ------------  ------------ ------------  ------------ ------------
          --        436,843       1,066,151             --      433,876     1,013,519    7,722,150            --
      45,407        118,402         142,496        359,726           --        13,713        5,000     2,212,848
      44,301         58,901          35,125         62,789       81,293        30,220       37,594       143,678
          --             --              --             --           --            --           --            --
          --             --             408             --           --            --           --            --
          --             --              --        139,445          393            --        5,483           410

          --             --              --     19,974,305           --            --           --            --
      92,653         22,118          34,732        131,461       33,645        70,708       65,867       355,479
------------  --------------- --------------- ------------  ------------ ------------  ------------ ------------
     182,361        636,264       1,278,912     20,667,726      549,207     1,128,160    7,836,094     2,712,415
------------  --------------- --------------- ------------  ------------ ------------  ------------ ------------
$167,090,121   $ 50,610,040     $79,520,309   $160,879,801  $32,351,844  $ 71,751,151  $87,947,358  $497,405,816
============  =============== =============== ============  ============ ============  ============ ============
$    213,367   $     44,577     $    66,931   $    163,171  $    32,593  $     98,654  $    88,064  $  4,974,058
 263,200,209     80,260,608      65,496,041    160,466,813   32,566,505    87,749,926   85,903,425   492,431,758

     147,605        124,178             987             --           --            --           --            --

 (96,805,593)   (41,082,159)      3,948,280        352,607      (41,160)  (17,731,931)     581,459            --

     334,533     11,262,836      10,008,070       (102,790)    (206,094)    1,634,502    1,374,410            --
------------  --------------- --------------- ------------  ------------ ------------  ------------ ------------
$167,090,121   $ 50,610,040     $79,520,309   $160,879,801  $32,351,844  $ 71,751,151  $87,947,358  $497,405,816
============  =============== =============== ============  ============ ============  ============ ============
$135,978,639   $ 31,468,797     $48,478,113   $122,641,778  $ 8,976,478  $ 42,574,986  $77,756,332  $469,516,649
$ 12,802,356   $  6,288,941     $ 9,504,158   $ 17,020,938  $ 8,031,782  $  9,891,855           --  $  9,929,301
$  9,680,520   $  5,674,585     $ 9,754,030   $ 11,098,558  $ 7,733,245  $  9,441,425  $10,191,026  $  8,621,871
$  8,628,606   $  7,177,717     $11,784,008   $ 10,118,527  $ 7,610,339  $  9,842,885           --  $  9,337,995
  17,357,296      2,705,210       3,989,331     12,439,020      904,374     5,853,122    7,785,924   469,516,649
   1,637,872        592,854         849,017      1,726,933      809,155     1,360,596           --     9,929,301
   1,239,493        533,569         868,994      1,126,002      779,077     1,298,918    1,020,465     8,621,871
   1,101,995        626,050         985,723      1,025,194      766,697     1,352,741           --     9,337,995
       $7.83         $11.63          $12.15          $9.86        $9.93         $7.27        $9.99         $1.00
       $7.82         $10.61          $11.19          $9.86        $9.93         $7.27           --         $1.00
       $7.81         $10.64          $11.22          $9.86        $9.93         $7.27        $9.99         $1.00
       $7.83         $11.47          $11.95          $9.87        $9.93         $7.28           --         $1.00
       $8.20         $12.18          $12.72         $10.32           --         $7.61       $10.46           N/A**
          --             --              --             --       $10.24            --           --            --

--------------------------------------------------------------------------------

..   The Park Avenue Portfolio

 Statements of Operations

Six Months Ended June 30, 2004 (Unaudited)
------------------------------------------

                                                                The Guardian The Guardian  The Guardian The Guardian The Guardian
                                                                 Park Avenue    UBS Large   Park Avenue    UBS Small        Asset
                                                                        Fund    Cap Value     Small Cap    Cap Value   Allocation
                                                               ------------          Fund          Fund         Fund         Fund
                                                                             ------------ ------------  ------------ ------------
INVESTMENT INCOME
   Dividends (includes $534,706 from a majority-owned
    subsidiary and $407,301 from a non-controlled
    affiliate for GAAF)....................................... $  8,329,792   $  886,389  $    450,633   $  290,998   $1,088,497
   Interest...................................................       52,568       11,691        17,696        4,418       26,889
   Less: Foreign tax withheld.................................           --           --        (1,962)        (283)         (29)
                                                               ------------  ------------ ------------  ------------ ------------
      Total Income............................................    8,382,360      898,080       466,367      295,133    1,115,357
                                                               ------------  ------------ ------------  ------------ ------------
  Expenses:
   Investment advisory fees -- Note 2.........................    3,142,683      356,555       768,045      201,626      535,362
   Administrative fees -- Class A -- Note 2...................    1,179,456       27,752       204,558       13,503      145,813
   Administrative fees -- Class B -- Note 2...................      195,945       26,943        28,476       12,515       40,178
   Administrative fees -- Class C -- Note 2...................        8,248       26,197        10,279       12,080        9,868
   Administrative fees -- Class K -- Note 2...................        9,303       26,504        12,702       12,309       10,049
   12b-1 fees -- Class B -- Note 3............................      587,834       80,830        85,427       37,545      120,534
   12b-1 fees -- Class C -- Note 3............................       24,745       78,590        30,838       36,241       29,605
   12b-1 fees -- Class K -- Note 3............................       14,884       42,407        20,323       19,694       16,079
   Transfer agent fees -- Class A.............................      713,069       15,931        75,524       15,776       80,269
   Transfer agent fees -- Class B.............................      233,365       15,436        28,952       15,266       32,088
   Transfer agent fees -- Class C.............................       17,563       12,300        15,755       15,048       16,111
   Transfer agent fees -- Class K.............................           --           58            --           40           --
   Custodian fees.............................................      111,183       46,020        56,954       42,629       51,395
   Printing expense...........................................       68,118        6,360         8,386        4,268        8,148
   Registration fees..........................................       45,814       41,562        34,423       41,583       34,550
   Trustees' fees -- Note 2...................................       44,064        2,779         5,371        1,258        5,260
   Legal fees.................................................       21,383          874         2,486          497        2,586
   Insurance expense..........................................       18,187        1,558         2,522          881        2,539
   Audit fees.................................................       13,824       13,825        11,362       11,362       11,362
   Loan commitment fees -- Note 9.............................       10,092          622         1,299          291        1,277
   Other......................................................        1,678          227           228          225          432
                                                               ------------  ------------ ------------  ------------ ------------
      Total Expenses before Reimbursement and
       Custody credits........................................    6,461,438      823,330     1,403,910      494,637    1,153,505
  Less: Expenses assumed by investment
       adviser -- Note 2......................................           --           --            --           --     (634,866)
      Custody credits -- Note 1...............................           --           --            --           --           --
                                                               ------------  ------------ ------------  ------------ ------------
      Expenses Net of Reimbursement and Custody
       credits................................................    6,461,438      823,330     1,403,910      494,637      518,639
                                                               ------------  ------------ ------------  ------------ ------------
  Net Investment Income/(Loss)................................    1,920,922       74,750      (937,543)    (199,504)     596,718
                                                               ------------  ------------ ------------  ------------ ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES --
 NOTE 4
   Net realized gain/(loss) on investments -- Note 1..........   38,300,169    2,885,995    20,812,292    3,155,277    1,277,472
   Net realized gain on sale of affiliated underlying
    funds.....................................................           --           --            --           --       75,349
   Net realized gains received from affiliated underlying
    funds.....................................................           --           --            --           --       46,786
   Realized foreign capital gains tax.........................           --           --            --           --           --
   Net realized gain/(loss) on foreign currency related
    transactions -- Note 1....................................           --           --            --           --           --
   Net change in unrealized appreciation/(depreciation) on
    investments -- Note 4.....................................  (31,592,987)    (656,646)  (12,349,534)    (932,806)   3,204,083
   Unrealized foreign capital gains tax.......................           --           --            --           --           --
   Net change in unrealized appreciation of futures
    contracts -- Note 1.......................................           --           --            --           --     (605,651)
   Net change in unrealized appreciation from translation of
    other assets and liabilities denominated in foreign
    currencies -- Note 1......................................           --           --            --           --           --
                                                               ------------  ------------ ------------  ------------ ------------
  Net Realized and Unrealized Gain/(Loss) on
   Investments and Foreign Currencies.........................    6,707,182    2,229,349     8,462,758    2,222,471    3,998,039
                                                               ------------  ------------ ------------  ------------ ------------
   NET INCREASE/(DECREASE) IN NET ASSETS
    FROM OPERATIONS........................................... $  8,628,104   $2,304,099  $  7,525,215   $2,022,967   $4,594,757
                                                               ============  ============ ============  ============ ============

--------------------------------------------------------------------------------
See notes to financial statements.

The Guardian    The Guardian    The Guardian The Guardian The Guardian The Guardian The Guardian The Guardian
     S&P 500 Baillie Gifford Baillie Gifford   Investment Low Duration   High Yield   Tax-Exempt         Cash
       Index   International        Emerging      Quality    Bond Fund         Bond         Fund   Management
        Fund     Growth Fund    Markets Fund    Bond Fund ------------         Fund ------------         Fund
------------ --------------- --------------- ------------              ------------              ------------

 $1,307,253    $  778,906      $ 1,125,820            --          --            --           --           --
     18,410         9,368            6,069   $ 4,082,821   $ 486,109   $ 2,927,134  $ 1,892,184   $2,961,032
       (115)      (68,169)        (123,855)           --          --            --           --           --
------------ --------------- --------------- ------------ ------------ ------------ ------------ ------------
  1,325,548       720,105        1,008,034     4,082,821     486,109     2,927,134    1,892,184    2,961,032
------------ --------------- --------------- ------------ ------------ ------------ ------------ ------------
    203,182       206,587          411,025       429,632      71,895       212,976      222,782    1,295,739
    166,171        40,354           62,415       166,197      11,135        52,700       98,445      611,370
     15,309         8,157           12,378        22,182       9,830        12,334           --       14,033
     11,555         7,101           12,533        13,967       9,537        11,644       12,946       10,918
     10,146         8,946           15,430        12,470       9,440        12,062           --       11,547
     45,928        24,472           37,132        66,547      29,491        37,001           --       42,101
     34,664        21,304           37,600        41,901      28,610        34,933       38,840       32,755
     16,233        14,314           24,689        19,952      15,104        19,299           --       18,475
     23,479        49,936           22,573        43,098      14,221        17,809       18,417      185,870
     18,841        22,056           17,609        19,789      13,331        16,401           --       14,075
     15,647        15,942           16,066        15,269      13,358        14,834       14,775        3,655
        356            37               --           179          --           102           --          805
     73,998       103,965          146,420        67,427      34,932        50,526       37,056       71,652
      7,623         6,911            4,863        11,712       3,554         5,257        5,292       30,184
     42,992        38,322           34,374        41,089      31,891        35,593       17,970       51,907
      4,687         2,137            1,894         6,911       1,052         2,309        3,105       19,860
      1,989         1,094              844         3,861         497         1,108          995       11,437
      2,260         1,055            1,052         3,583         679         1,276        1,639        9,695
     11,362        13,923           13,923        11,362      12,183        13,848       11,362       10,940
      1,237           456              506         1,362         247           546          692           --
        236         1,380              450           437         227           230          232          490
------------ --------------- --------------- ------------ ------------ ------------ ------------ ------------

    707,895       588,449          873,776       998,927     311,214       552,788      484,548    2,447,508

   (180,317)           --               --      (139,942)   (110,195)     (159,836)     (53,767)    (151,376)
         --            --               --            --          --            --      (13,207)          --
------------ --------------- --------------- ------------ ------------ ------------ ------------ ------------

    527,578       588,449          873,776       858,985     201,019       392,952      417,574    2,296,132
------------ --------------- --------------- ------------ ------------ ------------ ------------ ------------
    797,970       131,656          134,258     3,223,836     285,090     2,534,182    1,474,610      664,900
------------ --------------- --------------- ------------ ------------ ------------ ------------ ------------

    114,570       552,665        7,247,543       494,239     (27,413)    1,362,449      592,384           --

         --            --               --            --          --            --           --           --

         --            --               --            --          --            --           --           --
         --            --           58,390            --          --            --           --           --

         --        13,845          (57,097)           --          --            --           --           --

  4,086,552       309,448       (9,738,760)   (3,817,555)   (297,759)   (3,076,875)  (3,400,006)          --
         --            --          (14,696)           --          --            --           --           --

    (19,180)           --               --            --          --            --           --           --

         --         1,181            2,241            --          --            --           --           --
------------ --------------- --------------- ------------ ------------ ------------ ------------ ------------

  4,181,942       877,139       (2,502,379)   (3,323,316)   (325,172)   (1,714,426)  (2,807,622)          --
------------ --------------- --------------- ------------ ------------ ------------ ------------ ------------

 $4,979,912    $1,008,795      $(2,368,121)  $   (99,480)  $ (40,082)  $   819,756  $(1,333,012)  $  664,900
============ =============== =============== ============ ============ ============ ============ ============

--------------------------------------------------------------------------------

..   The Park Avenue Portfolio

 Statements of Changes in Net Assets



                                                                 The Guardian                  The Guardian
                                                               Park Avenue Fund          UBS Large Cap Value Fund
                                                        ------------------------------  -------------------------
                                                                                                      Period from
                                                                                                      February 3,
                                                          Six Months      Year Ended     Six Months     2003+ to
                                                             Ended       December 31,       Ended     December 31,
                                                         June 30, 2004       2003       June 30, 2004     2003
                                                          (Unaudited)     (Audited)      (Unaudited)   (Audited)
                                                        --------------  --------------  ------------- ------------
INCREASE/(DECREASE) IN NET ASSETS
  From Operations:
   Net investment income/(loss)........................ $    1,920,922  $    7,520,558   $    74,750  $   251,856
   Net realized gain/(loss) on investments and
    foreign currency related transactions..............     38,300,169     (76,280,304)    2,885,995    4,603,444
   Net change in unrealized appreciation/
    (depreciation) of investments and foreign
    currency related transactions......................    (31,592,987)    310,795,254      (656,646)  18,569,447
                                                        --------------  --------------  ------------- ------------
   Net Increase in Net Assets Resulting from
    Operations.........................................      8,628,104     242,035,508     2,304,099   23,424,747
                                                        --------------  --------------  ------------- ------------
  Dividends and Distributions to Shareholders
   from:
   Net investment income
    Class A............................................     (6,443,966)     (7,367,278)      (79,899)    (130,506)
    Class B............................................             --              --            --      (25,664)
    Class C............................................             --              --            --      (25,489)
    Class K............................................        (37,574)        (20,780)      (52,463)     (69,468)
   Net realized gain on investments and foreign
    currency related transactions
    Class A............................................             --              --      (789,751)    (412,361)
    Class B............................................             --              --      (760,042)    (408,262)
    Class C............................................             --              --      (737,416)    (397,214)
    Class K............................................             --              --      (744,507)    (398,772)
                                                        --------------  --------------  ------------- ------------
    Total Dividends and Distributions to
     Shareholders                                           (6,481,540)     (7,388,058)   (3,164,078)  (1,867,736)
                                                        --------------  --------------  ------------- ------------
  From Capital Share Transactions:
   Net increase/(decrease) in net assets from capital
    share transactions -- Note 8.......................   (109,003,783)   (221,597,031)    4,258,045   63,270,044
   Redemption fees.....................................             --              --            --           --
                                                        --------------  --------------  ------------- ------------
                                                          (109,003,783)   (221,597,031)    4,258,045   63,270,044
                                                        --------------  --------------  ------------- ------------
  Net Increase/(Decrease) in Net Assets                   (106,857,219)     13,050,419     3,398,066   84,827,055
NET ASSETS:
Beginning of period....................................  1,312,508,366   1,299,457,947    84,827,055           --
                                                        --------------  --------------  ------------- ------------
End of period*......................................... $1,205,651,147  $1,312,508,366   $88,225,121  $84,827,055
                                                        ==============  ==============  ============= ============
* Includes undistributed/(distributions in excess) of
 net investment income of.............................. $      302,517  $    4,863,135   $   (56,883) $       729

                                                               The Guardian
                                                                Park Avenue
                                                              Small Cap Fund
                                                        --------------------------


                                                         Six Months    Year Ended
                                                            Ended     December 31,
                                                        June 30, 2004     2003
                                                         (Unaudited)   (Audited)
                                                        ------------- ------------
INCREASE/(DECREASE) IN NET ASSETS
  From Operations:
   Net investment income/(loss)........................ $   (937,543) $ (1,352,534)
   Net realized gain/(loss) on investments and
    foreign currency related transactions..............   20,812,292    16,253,102
   Net change in unrealized appreciation/
    (depreciation) of investments and foreign
    currency related transactions......................  (12,349,534)   44,032,029
                                                        ------------- ------------
   Net Increase in Net Assets Resulting from
    Operations.........................................    7,525,215    58,932,597
                                                        ------------- ------------
  Dividends and Distributions to Shareholders
   from:
   Net investment income
    Class A............................................           --            --
    Class B............................................           --            --
    Class C............................................           --            --
    Class K............................................           --            --
   Net realized gain on investments and foreign
    currency related transactions
    Class A............................................   (2,048,142)           --
    Class B............................................     (298,188)           --
    Class C............................................     (110,554)           --
    Class K............................................     (130,032)           --
                                                        ------------- ------------
    Total Dividends and Distributions to
     Shareholders                                         (2,586,916)           --
                                                        ------------- ------------
  From Capital Share Transactions:
   Net increase/(decrease) in net assets from capital
    share transactions -- Note 8.......................    2,643,073       526,138
   Redemption fees.....................................           --            --
                                                        ------------- ------------
                                                           2,643,073       526,138
                                                        ------------- ------------
  Net Increase/(Decrease) in Net Assets                    7,581,372    59,458,735
NET ASSETS:
Beginning of period....................................  201,022,946   141,564,211
                                                        ------------- ------------
End of period*......................................... $208,604,318  $201,022,946
                                                        ============= ============
* Includes undistributed/(distributions in excess) of
 net investment income of.............................. $   (937,543) $         --

+ Commencementof operations.

--------------------------------------------------------------------------------
See notes to financial statements.

                                                                                          The Guardian
       The Guardian               The Guardian                The Guardian              Baillie Gifford
 UBS Small Cap Value Fund     Asset Allocation Fund        S&P 500 Index Fund      International Growth Fund
-------------------------  --------------------------  --------------------------  -------------------------
              Period from
              February 3,
 Six Months     2003+ to    Six Months    Year Ended    Six Months    Year Ended    Six Months    Year Ended
    Ended     December 31,     Ended     December 31,      Ended     December 31,      Ended     December 31,
June 30, 2004     2003     June 30, 2004     2003      June 30, 2004     2003      June 30, 2004     2003
 (Unaudited)   (Audited)    (Unaudited)   (Audited)     (Unaudited)   (Audited)     (Unaudited)   (Audited)
------------- ------------ ------------- ------------  ------------- ------------  ------------- ------------
 $  (199,504) $  (172,665) $    596,718  $  1,589,028  $    797,970  $  1,531,499   $   131,656  $   112,017

   3,155,277    4,660,235     1,399,607     2,070,307       114,570      (317,473)      566,510   (4,580,776)

    (932,806)   8,161,095     2,598,432    33,756,586     4,067,372    32,458,190       310,629   18,741,326
------------- ------------ ------------- ------------  ------------- ------------  ------------- ------------

   2,022,967   12,648,665     4,594,757    37,415,921     4,979,912    33,672,216     1,008,795   14,272,567
------------- ------------ ------------- ------------  ------------- ------------  ------------- ------------

          --           --    (1,340,355)   (1,836,307)     (605,231)   (1,405,045)      (89,371)     (63,805)
          --           --      (105,509)     (225,527)      (18,577)      (50,103)           --           --
          --           --        (8,015)      (29,885)      (13,872)      (36,942)           --           --
          --           --       (68,620)      (81,064)      (23,636)      (55,604)           --           --

    (538,495)    (651,609)           --            --            --            --            --           --
    (492,139)    (632,339)           --            --            --            --            --           --
    (473,674)    (613,490)           --            --            --            --            --           --
    (482,287)    (614,867)           --            --            --            --            --           --
------------- ------------ ------------- ------------  ------------- ------------  ------------- ------------

  (1,986,595)  (2,512,305)   (1,522,499)   (2,172,783)     (661,316)   (1,547,694)      (89,371)     (63,805)
------------- ------------ ------------- ------------  ------------- ------------  ------------- ------------

   3,147,282   28,596,499    (8,149,312)  (19,929,631)    5,084,616     5,064,300    (1,513,046) (26,483,377)
          --           --            --            --            --            --        17,349      127,145
------------- ------------ ------------- ------------  ------------- ------------  ------------- ------------
   3,147,282   28,596,499    (8,149,312)  (19,929,631)    5,084,616     5,064,300    (1,495,697) (26,356,232)
------------- ------------ ------------- ------------  ------------- ------------  ------------- ------------
   3,183,654   38,732,859    (5,077,054)   15,313,507     9,403,212    37,188,822      (576,273) (12,147,470)
  38,732,859           --   167,566,045   152,252,538   157,686,909   120,498,087    51,186,313   63,333,783
------------- ------------ ------------- ------------  ------------- ------------  ------------- ------------
                                         --------------
 $41,916,513  $38,732,859  $162,488,991  $167,566,045  $167,090,121  $157,686,909   $50,610,040  $51,186,313
============= ============ ============= ============  ============= ============  ============= ============

 $  (199,504) $        --  $    522,978  $  1,448,759  $    147,605  $     10,951   $   124,178  $    81,893

--------------------------------------------------------------------------------

..   The Park Avenue Portfolio

                                                                 The Guardian
                                                               Baillie Gifford              The Guardian
                                                            Emerging Markets Fund    Investment Quality Bond Fund
                                                          -------------------------  --------------------------
                                                           Six Months    Year Ended   Six Months     Year Ended
                                                              Ended     December 31,     Ended      December 31,
                                                          June 30, 2004     2003     June 30, 2004      2003
                                                           (Unaudited)   (Audited)    (Unaudited)    (Audited)
                                                          ------------- ------------ -------------  ------------
INCREASE/(DECREASE) IN NET ASSETS
  From Operations:
   Net investment income.................................  $   134,258  $   135,000  $  3,223,836   $  6,938,090
   Net realized gain/(loss) on investments and foreign
    currency related transactions........................    7,248,836    2,248,314       494,239      5,743,920
   Net change in unrealized appreciation/
    (depreciation) of investments and foreign
    currency related transactions........................   (9,751,215)  22,845,347    (3,817,555)    (3,814,085)
                                                          ------------- ------------ -------------  ------------
   Net Increase/(Decrease) in Net Assets Resulting
    from Operations......................................   (2,368,121)  25,228,661       (99,480)     8,867,925
                                                          ------------- ------------ -------------  ------------
  Dividends and Distributions to Shareholders
   from:
   Net investment income
    Class A..............................................     (116,609)          --    (2,593,137)    (5,833,151)
    Class B..............................................           --           --      (279,771)      (526,000)
    Class C..............................................           --           --      (176,208)      (292,345)
    Class K..............................................      (11,893)          --      (174,720)      (286,594)
   Net realized gain on investments and foreign
    currency related transactions
    Class A..............................................           --           --      (461,219)    (4,189,420)
    Class B..............................................           --           --       (64,275)      (528,307)
    Class C..............................................           --           --       (41,400)      (318,457)
    Class K..............................................           --           --       (37,611)      (278,194)
                                                          ------------- ------------ -------------  ------------
    Total Dividends and Distributions to
     Shareholders........................................     (128,502)          --    (3,828,341)   (12,252,468)
                                                          ------------- ------------ -------------  ------------
  From Capital Share Transactions:
   Net increase/(decrease) in net assets from capital
    share transactions -- Note 8.........................    7,719,244    1,751,043   (18,127,920)   (23,611,845)
   Redemption fees.......................................        4,836           --            --             --
                                                          ------------- ------------ -------------  ------------
                                                             7,724,080    1,751,043   (18,127,920)   (23,611,845)
                                                          ------------- ------------ -------------  ------------
   Net Increase/(Decrease) in Net Assets.................    5,227,457   26,979,704   (22,055,741)   (26,996,388)
NET ASSETS:
Beginning of period......................................   74,292,852   47,313,148   182,935,542    209,931,930
                                                          ------------- ------------ -------------  ------------
End of period*...........................................  $79,520,309  $74,292,852  $160,879,801   $182,935,542
                                                          ============= ============ =============  ============
* Includes undistributed/(distributions in excess) of net
 investment income of....................................  $       987  $    (4,769) $         --   $         --

                                                                   The Guardian
                                                              Low Duration Bond Fund
                                                          ------------------------------
                                                           Six Months      Period from
                                                              Ended     July 30, 2003+ to
                                                          June 30, 2004 December 31, 2003
                                                           (Unaudited)      (Audited)
                                                          ------------- -----------------
INCREASE/(DECREASE) IN NET ASSETS
  From Operations:
   Net investment income.................................  $   285,090     $   179,570
   Net realized gain/(loss) on investments and foreign
    currency related transactions........................      (27,413)        (14,521)
   Net change in unrealized appreciation/
    (depreciation) of investments and foreign
    currency related transactions........................     (297,759)         91,665
                                                          ------------- -----------------
   Net Increase/(Decrease) in Net Assets Resulting
    from Operations......................................      (40,082)        256,714
                                                          ------------- -----------------
  Dividends and Distributions to Shareholders
   from:
   Net investment income
    Class A..............................................      (99,759)        (62,296)
    Class B..............................................      (58,766)        (35,675)
    Class C..............................................      (56,960)        (35,327)
    Class K..............................................      (69,605)        (46,272)
   Net realized gain on investments and foreign
    currency related transactions
    Class A..............................................           --              --
    Class B..............................................           --              --
    Class C..............................................           --              --
    Class K..............................................           --              --
                                                          ------------- -----------------
    Total Dividends and Distributions to
     Shareholders........................................     (285,090)       (179,570)
                                                          ------------- -----------------
  From Capital Share Transactions:
   Net increase/(decrease) in net assets from capital
    share transactions -- Note 8.........................    1,301,559      31,298,313
   Redemption fees.......................................           --              --
                                                          ------------- -----------------
                                                             1,301,559      31,298,313
                                                          ------------- -----------------
   Net Increase/(Decrease) in Net Assets.................      976,387      31,375,457
NET ASSETS:
Beginning of period......................................   31,375,457              --
                                                          ------------- -----------------
End of period*...........................................  $32,351,844     $31,375,457
                                                          ============= =================
* Includes undistributed/(distributions in excess) of net
 investment income of....................................  $        --     $        --

+ Commencementof operations.

--------------------------------------------------------------------------------
See notes to financial statements.


       The Guardian               The Guardian                 The Guardian
   High Yield Bond Fund          Tax-Exempt Fund           Cash Management Fund
-------------------------  --------------------------  ---------------------------
 Six Months    Year Ended   Six Months    Year Ended    Six Months     Year Ended
    Ended     December 31,     Ended     December 31,      Ended      December 31,
June 30, 2004     2003     June 30, 2004     2003      June 30, 2004      2003
 (Unaudited)   (Audited)    (Unaudited)   (Audited)     (Unaudited)    (Audited)
------------- ------------ ------------- ------------  ------------- -------------
 $ 2,534,182  $ 4,839,189   $ 1,474,610  $  3,146,743  $    664,900  $   2,386,552

   1,362,449    2,660,574       592,384     3,094,286            --             --
  (3,076,875)   4,375,476    (3,400,006)   (1,854,464)           --             --
------------- ------------ ------------- ------------  ------------- -------------

     819,756   11,875,239    (1,333,012)    4,386,565       664,900      2,386,552
------------- ------------ ------------- ------------  ------------- -------------
  (1,559,130)  (3,002,350)   (1,337,536)   (2,868,086)     (631,730)    (2,318,884)
    (327,746)    (628,715)           --            --       (14,564)       (33,161)
    (309,602)    (581,123)     (137,074)     (278,657)      (11,319)       (19,118)
    (337,704)    (627,001)           --            --        (7,287)       (15,389)
          --           --       (31,804)   (2,827,113)           --             --
          --           --            --            --            --             --
          --           --        (4,183)     (372,638)           --             --
          --           --            --            --            --             --
------------- ------------ ------------- ------------  ------------- -------------
  (2,534,182)  (4,839,189)   (1,510,597)   (6,346,494)     (664,900)    (2,386,552)
------------- ------------ ------------- ------------  ------------- -------------

   1,961,561    6,584,315       213,149   (31,055,047)  (63,181,728)  (133,887,227)
         145           --            --            --            --             --
------------- ------------ ------------- ------------  ------------- -------------
   1,961,706    6,584,315       213,149   (31,055,047)  (63,181,728)  (133,887,227)
------------- ------------ ------------- ------------  ------------- -------------
     247,280   13,620,365    (2,630,460)  (33,014,976)  (63,181,728)  (133,887,227)
  71,503,871   57,883,506    90,577,818   123,592,794   560,587,544    694,474,771
------------- ------------ ------------- ------------  ------------- -------------
 $71,751,151  $71,503,871   $87,947,358  $ 90,577,818  $497,405,816  $ 560,587,544
============= ============ ============= ============  ============= =============

 $        --  $        --   $        --  $         --  $         --  $          --

--------------------------------------------------------------------------------

..   The Guardian Investment Quality Bond Fund

 Statement of Cash Flows

Six Months Ended June 30, 2004 (Unaudited)
------------------------------------------

Cash flows from operating activities:
   Net decrease in net assets resulting from operations................... $     (99,480)
     Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
        Purchases of long-term securities.................................  (162,917,776)
        Proceeds from sales of long-term securities.......................   182,508,549
        Proceeds from mortgage securities' paydown........................    10,163,208
        Gain on proceeds from mortgage securities' paydown................       255,769
        Premium amortization/discount accretion, net......................       187,761
        Purchases of short-term investments, net..........................    (9,381,244)
        Increase in receivables for securities sold.......................    (4,904,102)
        Increase in receivables...........................................      (268,055)
        Decrease in other assets..........................................         2,078
        Decrease in accrued expenses......................................          (363)
        Decrease in distributions payable.................................       (40,926)
        Decrease in due to GIS............................................       (19,569)
        Net realized gain on investments..................................      (494,239)
        Net change in unrealized appreciation of investments..............     3,817,555
                                                                           -------------
          Net cash provided by operating activities.......................    18,809,166
                                                                           -------------
Cash flows from financing activities:
       Proceeds from fund shares sold.....................................     6,813,744
       Payments for fund shares redeemed..................................   (28,910,589)
       Cash distributions paid............................................      (524,990)
       Proceeds from the financing of dollar roll transactions, net.......     3,788,774
                                                                           -------------
          Net cash used in financing activities...........................   (18,833,061)
                                                                           -------------
   Decrease in Cash.......................................................       (23,895)
Cash
   Beginning of period....................................................        96,291
                                                                           -------------
   End of period.......................................................... $      72,396
                                                                           =============
Supplemental disclosure of cash flow information
   Non-cash financing activities not included above:
       Reinvestment of distributions...................................... $   3,303,351
                                                                           =============

--------------------------------------------------------------------------------
See notes to financial statements.

..   The Park Avenue Portfolio

 Notes to Financial Statements

June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

[_]  The Guardian Park Avenue Fund

[_]  The Guardian UBS Large Cap Value Fund

[_]  The Guardian Park Avenue Small Cap Fund

[_]  The Guardian UBS Small Cap Value Fund

[_]  The Guardian Asset Allocation Fund

[_]  The Guardian S&P 500 Index Fund

[_]  The Guardian Baillie Gifford International Growth Fund

[_]  The Guardian Baillie Gifford Emerging Markets Fund

[_]  The Guardian Investment Quality Bond Fund

[_]  The Guardian Low Duration Bond Fund

[_]  The Guardian High Yield Bond Fund

[_]  The Guardian Tax-Exempt Fund

[_]  The Guardian Cash Management Fund

Note 1. Organization and Accounting Policies

   The Park Avenue Portfolio (the Portfolio) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), which is organized as a business trust under the laws of the Commonwealth of Massachusetts. The Portfolio consists of thirteen series, namely: The Guardian Park Avenue Fund (GPAF); The Guardian UBS Large Cap Value Fund (GULCVF); The Guardian Park Avenue Small Cap Fund (GPASCF); The Guardian UBS Small Cap Value Fund (GUSCVF); The Guardian Asset Allocation Fund (GAAF); The Guardian S&P 500 Index Fund (GSP500F); The Guardian Baillie Gifford International Growth Fund (formerly The Guardian Baillie Gifford International Fund) (GBGIF); The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF); The Guardian Investment Quality Bond Fund (GIQBF); The Guardian Low Duration Bond Fund (GLDBF); The Guardian High Yield Bond Fund (GHYBF); The Guardian Tax-Exempt Fund (GTEF); and The Guardian Cash Management Fund (GCMF). The series are collectively referred to herein as the "Funds".

   On February 3, 2003, GULCVF and GUSCVF commenced operations. GULCVF sold 937,500 shares for each of Class A, Class B, Class C and Class K shares to The Guardian Life Insurance Company of America (Guardian Life) for $9,375,000 each. GUSCVF sold 437,500 shares for each of Class A, Class B, Class C and Class K shares to Guardian Life for $4,375,000 each.

   On July 30, 2003, GLDBF commenced operations. GLDBF sold 750,000 shares for each of Class A, Class B, Class C and Class K shares to Guardian Life for $7,500,000 each.

   The Funds offer up to five classes of shares: Class A, Class B, Class C, Class K and the Institutional Class. Each of the Funds offers Class A shares. Class A shares are sold with an initial sales load of up to 4.50% (up to 3.00% for GLDBF and 0.00% for GCMF) and an administrative fee of up to .25% on an annual basis of the Funds' average daily net assets. A redemption fee of 2% is imposed on purchases of Class A shares of GBGIF, GBGEMF and GHYBF if redeemed within 60 days of purchase, except for shares held in omnibus accounts. Class B shares are offered by all of the Funds, except for GTEF. Class B shares are sold without an initial sales load but are subject to a 12b-1 fee of .75% and an administrative fee of .25% on an annual basis of each Fund's Class B average daily net assets, and a contingent deferred sales load (CDSL) of up to 3% imposed on certain redemptions. Each of the Funds offers Class C shares. Class C shares are sold without an initial sales load but are subject to a 12b-1 fee of .75% and an administrative fee of .25% on an annual basis of each Fund's Class C average daily net assets, and a CDSL of up to 1% imposed on certain redemptions. Class K shares are offered by all of the Funds, except for GTEF. Class K shares are sold without an initial sales load but are subject to a 12b-1 fee of .40% and an administrative fee of .25% on an annual basis of each Fund's Class K average daily net assets, and a CDSL of up to 1% imposed on certain redemptions. Institutional Class shares are offered by GPAF, GPASCF, GAAF, GSP500F, GBGIF, GBGEMF, GIQBF and GHYBF. As of June 30, 2004, none of the Funds had issued Institutional Class shares. Institutional Class shares are offered at net asset value, without an initial or a CDSL. All classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and

..   The Park Avenue Portfolio

June 30, 2004 (Unaudited)

liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

   Significant accounting policies of the Funds are as follows:

Investments

   Securities listed on domestic or foreign securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price. In GAAF, investments in the underlying Funds are valued at the closing net asset value of each underlying Fund on the day of valuation.

   Pursuant to valuation procedures approved by the Board of Trustees, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price, except for GTEF. In GTEF, debt securities are valued at the mean between the bid and asked prices obtained by the Service. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

   Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

   Other securities, including securities for which market quotations are not readily available (such as certain mortgage backed securities, restricted securities and foreign securities subject to a "significant event") are valued at fair value as determined in good faith by or under the direction of the Funds' Board of Trustees. A "significant event" is an event that will affect the value of a portfolio security that occurs after the close of trading in the security's primary trading market or exchange but before the Funds' NAV is calculated.

   Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

   Repurchase agreements are carried at cost which approximates market value (see Note 5). Short-term securities held by the Funds are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses. GCMF values its investments based on amortized cost in accordance with Rule 2a-7 under the 1940 Act.

   Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

   All income, expenses (other than class-specific expenses) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include any items that are specifically attributed to a particular class, are charged directly to such class. For the six months ended June 30, 2004, distribution, administrative and transfer agent fees were the only class-specific expenses.

Foreign Currency Translation

   GPAF, GULCVF, GPASCF, GUSCVF, GAAF, GBGIF, GBGEMF and GHYBF are permitted to buy international securities that are not U.S. dollar denominated. Their books and records are maintained in U.S. dollars as follows:

   (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

   (2) Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

   The resulting gains and losses are included in the Statement of Operations as follows:
   Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which a Fund earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses

--------------------------------------------------------------------------------

..   The Park Avenue Portfolio

June 30, 2004 (Unaudited)

on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains or losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

   GPAF, GULCVF, GPASCF, GUSCVF, GAAF, GBGIF, GBGEMF and GHYBF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Funds. When forward contracts are closed, the Funds will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. The Funds will not enter into a forward foreign currency contract if such contract would obligate the applicable Funds to deliver an amount of foreign currency in excess of the value of the Funds' portfolio securities or other assets denominated in that currency.

Futures Contracts

   GULCVF, GUSCVF, GAAF, GSP500F, GBGIF, GBGEMF, GIQBF, GLDBF, GHYBF and GTEF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, the Funds are required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by the Funds. The daily changes in the variation margin are recognized as unrealized gains or losses by the Funds. The Funds' investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, GAAF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

   Dividends from net investment income are declared and accrued daily and are paid monthly for GIQBF, GLDBF, GHYBF and GTEF, and declared and paid semi-annually for GPAF, GULCVF, GPASCF, GUSCVF, GAAF, GSP500F, GBGIF and GBGEMF. Net realized short-term and long-term capital gains for these Funds will be distributed at least annually. Dividends from GCMF's net investment income, which includes any net realized capital gains or losses, are declared and accrued daily and paid monthly on the last business day of each month.

   All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

   Each Fund has qualified and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

   Withholding taxes on foreign interest, dividends and capital gains in GBGIF and GBGEMF have been provided for in accordance with the applicable country's tax rules and rates.

Expense Reductions

   GTEF has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash

--------------------------------------------------------------------------------

..   The Park Avenue Portfolio

June 30, 2004 (Unaudited)

balances were used to reduce a portion of the Fund's expenses. During the period, GTEF's custodian fees were reduced by $13,207 under this arrangement. GTEF could have employed the uninvested assets to produce income if GTEF has not entered into such arrangement.

Reclassification of Capital Accounts

   The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Funds.

Note 2. Investment Advisory Agreements and Payments to or from Related Parties

   The Funds (except GBGIF and GBGEMF) have an investment advisory agreement with Guardian Investor Services LLC (GIS), an indirect wholly-owned subsidiary of Guardian Life. Fees for investment advisory are at an annual rate of .50% of the average daily net assets of each Fund, except for GPASCF, GSP500F, GHYBF and GLDBF, which pay GIS an annual rate of .75%, .25%, .60% and .45%, respectively, of their average daily net assets.

   GAAF is subject to a contractual annual advisory fee of .65% of its average daily net assets. However, GIS has agreed to a waiver of .15% of GAAF's annual advisory fee when GAAF is operated as a "fund of funds" so that GAAF's effective advisory fee is .50% of its average daily net assets. There are no duplicative advisory and administrative service fees charged to GAAF on assets invested in other Guardian Funds. Under an SEC exemptive order, advisory and administrative fees are paid at the underlying Fund level.

   GULCVF pays investment advisory fees to GIS at an annual rate of .83% of its average daily net assets. GUSCVF pays investment advisory fees to GIS at an annual rate of 1.00% of its average daily net assets for the first $50 million and an annual rate of .95% of its average daily net assets in excess of $50 million. GIS has entered into a sub-investment advisory agreement with UBS Global Asset Management (Americas), Inc. (UBS Global AM). UBS Global AM is responsible for the day-to-day management of GULCVF and GUSCVF. GIS continually monitors and evaluates the performance of UBS Global AM. As compensation for its services, GIS pays UBS Global AM at an annual rate of .43% of GULCVF's average daily net assets and at an annual rate of .60% for the first $50 million and at an annual rate of .55% in excess of $50 million of GUSCVF's average daily net assets. Payment of sub-investment advisory fees does not represent a separate or additional expense to GULCVF or GUSCVF.

   For the six months ended June 30, 2004, GIS voluntarily assumed a portion of the ordinary operating expenses (excluding interest expense associated with reverse repurchase agreements and securities lending) that exceeded a percentage of the average daily net assets of the respective Funds, by class, as follows:

Fund    Class A Class B Class C Class K
----    ------- ------- ------- -------
GSP500F  .53%    1.28%   1.28%   0.93%
GIQBF    .85%    1.60%   1.60%   1.25%
GLDBF    .80%    1.55%   1.55%   1.20%
GHYBF    .85%    1.60%   1.60%   1.25%
GTEF     .85%      N/A   1.60%     N/A
GCMF     .85%    1.60%   1.60%   1.25%

   For the six months ended June 30, 2004, GIS voluntarily assumed a portion of certain Funds' expenses based on their respective average daily net assets as follows:

--------------------------------------------------
                     GSP500F*
--------------------------------------------------
                   Class A Class B Class C Class K
                   ------- ------- ------- -------
Ordinary Operating
  Expenses          .19%    .19%    .19%    .16%
12b-1 Fees            --    .27%    .30%      --
                    ----    ----    ----    ----
                    .19%    .46%    .49%    .16%
                    ====    ====    ====    ====

--------------------------------------------------
                      GIQBF*
--------------------------------------------------
                   Class A Class B Class C Class K
                   ------- ------- ------- -------
Ordinary Operating
  Expenses          .14%    .14%    .14%    .07%
12b-1 Fees            --    .15%    .20%      --
                    ----    ----    ----    ----
                    .14%    .29%    .34%    .07%
                    ====    ====    ====    ====


--------------------------------------------------------------------------------

..   The Park Avenue Portfolio

June 30, 2004 (Unaudited)

--------------------------------------------------
                      GLDBF*
--------------------------------------------------
                   Class A Class B Class C Class K
                   ------- ------- ------- -------
Ordinary Operating
  Expenses          .75%    .75%    .75%    .43%
12b-1 Fees            --    .02%    .03%      --
                    ----    ----    ----    ----
                    .75%    .77%    .78%    .43%
                    ====    ====    ====    ====

--------------------------------------------------
                      GHYBF*
--------------------------------------------------
                   Class A Class B Class C Class K
                   ------- ------- ------- -------
Ordinary Operating
  Expenses          .40%    .40%    .40%    .31%
12b-1 Fees            --    .24%    .23%      --
                    ----    ----    ----    ----
                    .40%    .64%    .63%    .31%
                    ====    ====    ====    ====

--------------------------------------------------
                      GTEF*
--------------------------------------------------
                                   Class A Class C
                                   ------- -------
Ordinary Operating
  Expenses                          .12%    .12%
12b-1 Fees                            --    .24%
                                    ----    ----
                                    .12%    .36%
                                    ====    ====

--------------------------------------------------
                      GCMF*
--------------------------------------------------
                           Class A Class B Class C
                           ------- ------- -------
Administrative Fees         .06%    .23%    .06%
                            ====    ====    ====

* Annualized.

   For the six months ended June 30, 2004, GIS voluntarily assumed $180,317, $139,942, $110,195, $159,836, $53,767 and $240,089 of the ordinary operating expenses of GSP500F, GIQBF, GLDBF, GHYBF, GTEF and GCMF, respectively.

   The Portfolio, on behalf of GBGIF and GBGEMF, has an investment management agreement with Guardian Baillie Gifford Limited (GBG), a Scottish corporation owned by The Guardian Insurance & Annuity Company, Inc. (GIAC), a wholly-owned subsidiary of Guardian Life and Baillie Gifford Overseas Limited (BG Overseas). GBG is responsible for the overall investment management of GBGIF and GBGEMF's portfolios, subject to the supervision of the Portfolio's Board of Trustees. GBG has entered into a sub-investment management agreement with BG Overseas pursuant to which BG Overseas is responsible for the day-to-day management of GBGIF and GBGEMF. GBG continually monitors and evaluates the performance of BG Overseas. As compensation for its services, GBGIF and GBGEMF pay GBG annual investment management fees of .80% and 1.00%, respectively, of their average daily net assets. One half of these fees is payable by GBG to BG Overseas for its services. Payment of the sub-investment management fee does not represent a separate or additional expense to GBGIF or GBGEMF.

   The Guardian Fund Complex pays trustees who are not "interested persons" (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain trustees who are interested persons. Certain officers and trustees of the Funds are affiliated with GIS.

   GAAF received $942,007 in dividends from other Guardian mutual funds.

   Park Avenue Securities LLC (PAS), a wholly-owned subsidiary of GIAC and an affiliate of GIS distributes the Portfolio's shares as a retail broker-dealer. For the six months ended June 30, 2004, PAS received $314,980 for brokerage commissions from the Portfolio.

Administrative Services Agreement

   Pursuant to the Administrative Services Agreement adopted by the Funds on behalf of the Class A, Class B, Class C and Class K shares, each of the Funds, except GPAF, pays GIS an administrative service fee at an annual rate of .25% of the Funds' average daily net assets. GPAF pays this fee to GIS at an annual rate of up to .25% of the average daily net assets for which a "dealer of record" has been designated. For the six months ended June 30, 2004, GPAF Class A shares paid an annualized rate of .22% of its average daily net assets pursuant to the Administrative Services Agreement.

Note 3. Underwriting Agreement and Distribution Plan

   The Portfolio has entered into an Underwriting Agreement with GIS pursuant to which GIS serves as the principal underwriter for shares of the Funds.

--------------------------------------------------------------------------------

..   The Park Avenue Portfolio

June 30, 2004 (Unaudited)


   For the six months ended June 30, 2004, aggregate front-end sales charges for the sale of Class A shares paid to GIS were as follows:

Fund    Commissions  Fund  Commissions
----    ----------- ------ -----------
GPAF      $17,697   GBGEMF   $  593
GULCVF         55   GIQBF     2,125
GPASCF      2,428   GLDBF       766
GAAF        2,113   GHYBF       429
GSP500F     3,778   GTEF      1,425
GBGIF         308

   Under Distribution Plans adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), each Fund is authorized to pay a monthly 12b-1 fee for certain classes of shares at an annual rate of .75% of average daily net assets of the Fund's Class B and Class C shares and .40% of average daily net assets of the Fund's Class K shares as compensation for distribution-related services provided to the Class B, Class C and Class K shares of those Funds.

   GIS is entitled to retain any CDSL imposed on certain Class B, Class C and Class K share redemptions. For the six months ended June 30, 2004, GIS received CDSL charges on Class B, Class C and Class K as follows:

Fund    Class B  Class C Class K
----    -------- ------- -------
GPAF    $101,267 $   30   $ 18
GULCVF       850     --     23
GPASCF     7,333    280     39
GUSCVF     1,065     --     --
GAAF      17,257     21     29
GSP500F    5,256    752     23
GBGIF      4,982     --     --
GBGEMF     2,549     --      9
GIQBF     10,980    645     29
GLDBF        392     --     --
GHYBF      1,514    385      2
GTEF          --  1,103     --
GCMF      12,888     --    284

Note 4. Investment Transactions

   Purchases and proceeds from sales of securities (excluding short-term securities) for the six months ended June 30, 2004 were as follows:

----------------------------------
              GPAF       GULCVF
----------------------------------
Purchases $460,001,595 $13,946,955
Proceeds   567,723,721  12,361,820
----------------------------------
             GPASCF      GUSCVF
----------------------------------
Purchases $103,205,532 $13,329,277
Proceeds   103,688,839  12,335,156
----------------------------------
              GAAF       GSP500F
----------------------------------
Purchases $         -- $ 2,406,321
Proceeds     9,201,657     242,296
----------------------------------
             GBGIF       GBGEMF
----------------------------------
Purchases $  5,759,169 $38,626,230
Proceeds     7,789,815  30,099,439
----------------------------------
             GIQBF        GLDBF
----------------------------------
Purchases $162,850,040 $ 9,412,012
Proceeds   182,508,549   7,738,060
----------------------------------
             GHYBF        GTEF
----------------------------------
Purchases $ 33,415,660 $90,086,860
Proceeds    34,931,828  82,291,802
----------------------------------

   The cost of investments owned at June 30, 2004 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Funds. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at June 30, 2004 were as follows:

                   GPAF         GULCVF
                   ----        ------
Appreciation   $145,040,779  $18,719,418
(Depreciation)  (13,625,255)    (806,617)
               ------------  -----------
Net Unrealized
  Appreciation $131,415,524  $17,912,801
               ============  ===========

                  GPASCF        GUSCVF
                  ------       ------
Appreciation   $ 37,415,938  $ 8,282,188
(Depreciation)   (6,192,271)  (1,053,899)
               ------------  -----------
Net Unrealized
  Appreciation $ 31,223,667  $ 7,228,289
               ============  ===========

--------------------------------------------------------------------------------

..   The Park Avenue Portfolio

June 30, 2004 (Unaudited)

                                  GAAF         GSP500F
                                 ----         -------
Appreciation                  $  2,953,045  $ 27,156,226
(Depreciation)                 (16,247,801)  (26,829,330)
                              ------------  ------------
Net Unrealized
  Appreciation/(Depreciation) $(13,294,756) $    326,896
                              ============  ============

                                  GBGIF        GBGEMF
                                 -----        ------
Appreciation                  $ 11,796,802  $ 14,503,793
(Depreciation)                    (540,972)   (4,483,945)
                              ------------  ------------
Net Unrealized
  Appreciation                $ 11,255,830  $ 10,019,848
                              ============  ============

                                  GIQBF         GLDBF
                                 -----         -----
Appreciation                  $  1,651,722  $     24,557
(Depreciation)                  (1,754,512)     (230,651)
                              ------------  ------------
Net Unrealized
  Depreciation                $   (102,790) $   (206,094)
                              ============  ============

                                  GHYBF         GTEF
                                 -----         ----
Appreciation                  $  2,584,043  $  1,819,579
(Depreciation)                    (949,541)     (445,169)
                              ------------  ------------
Net Unrealized
  Appreciation                $  1,634,502  $  1,374,410
                              ============  ============

Note 5. Repurchase Agreements

   The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, the applicable Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the applicable Fund maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note 6. Reverse Repurchase Agreements

   GAAF, GIQBF, GLDBF and GHYBF may enter into reverse repurchase agreements with banks or third party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GAAF, GIQBF, GLDBF and GHYBF enter into a reverse repurchase agreement, the Funds establish and segregate cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GAAF, GIQBF, GLDBF and GHYBF may be unable to deliver the securities when the Funds seek to repurchase them.

Note 7. Dollar Roll Transactions

   GAAF, GIQBF, GLDBF and GHYBF may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GAAF, GIQBF, GLDBF and GHYBF may be unable to deliver the securities when the Funds seek to repurchase them.

Note 8. Shares of Beneficial Interest

   There is an unlimited number of $0.01 par value shares of beneficial interest authorized, divided into five classes, designated as Class A, Class B, Class C, Class K and Institutional Class shares. As of June 30, 2004: (i) GPAF, GPASCF, GAAF, GSP500F, GBGIF, GBGEMF, GIQBF and GHYBF offered all five classes;
(ii) GTEF offered Class A and Class C shares; and (iii) GULCVF, GUSCVF, GLDBF and GCMF offered Class A, Class B, Class C and Class K shares. Through June 30, 2004, no Institutional Class shares of the Funds were sold.

--------------------------------------------------------------------------------

..   The Park Avenue Portfolio

June 30, 2004 (Unaudited)

   Transactions in shares of beneficial interest were as follows:


[_] The Guardian Park Avenue
  Fund
                                Six Months                         Six Months
                                   Ended          Year Ended          Ended           Year Ended
                               June 30, 2004  December 31, 2003   June 30, 2004   December 31, 2003
                                (Unaudited)       (Audited)        (Unaudited)        (Audited)
-----------------------------------------------------------------------------------------------------
                                             Shares                             Amount
-----------------------------------------------------------------------------------------------------
Class A
Shares sold                        663,908         2,688,100      $  20,231,098     $  71,466,076
Shares issued in reinvestment
 of dividends                      208,908           259,185          6,246,373         7,135,022
Shares repurchased              (3,928,838)      (10,027,084)      (118,840,983)     (268,695,546)
----------------------------------------------------------------------------------------------------
Net decrease                    (3,056,022)       (7,079,799)     $ (92,363,512)    $(190,094,448)
----------------------------------------------------------------------------------------------------
Class B
Shares sold                         85,616           236,579      $   2,488,142     $   6,081,629
Shares repurchased                (678,321)       (1,463,661)       (19,527,858)      (37,424,241)
----------------------------------------------------------------------------------------------------
Net decrease                      (592,705)       (1,227,082)     $ (17,039,716)    $ (31,342,612)
----------------------------------------------------------------------------------------------------
Class C
Shares sold                          6,908            15,063      $     198,793     $     370,651
Shares repurchased                  (9,529)          (29,394)          (271,109)         (741,440)
----------------------------------------------------------------------------------------------------
Net decrease                        (2,621)          (14,331)     $     (72,316)    $    (370,789)
----------------------------------------------------------------------------------------------------
Class K
Shares sold                         15,088             7,291      $     457,904     $     198,820
Shares issued in reinvestment
 of dividends                        1,260               756             37,573            20,780
Shares repurchased                    (784)             (310)           (23,716)           (8,782)
----------------------------------------------------------------------------------------------------
Net increase                        15,564             7,737      $     471,761     $     210,818
----------------------------------------------------------------------------------------------------

[_] The Guardian UBS Large
  Cap Value Fund
                                Six Months       Period from       Six Months        Period from
                                   Ended     February 3, 2003+ to     Ended      February 3, 2003+ to
                               June 30, 2004  December 31, 2003   June 30, 2004   December 31, 2003
                                (Unaudited)       (Audited)        (Unaudited)        (Audited)
-----------------------------------------------------------------------------------------------------
                                             Shares                             Amount
-----------------------------------------------------------------------------------------------------
Class A
Shares sold                         62,663         1,959,608      $     809,942     $  19,415,494
Shares issued in reinvestment
 of dividends and
 distributions                      68,715            42,951            867,186           542,073
Shares repurchased                  (5,935)         (310,031)           (76,998)       (3,709,638)
----------------------------------------------------------------------------------------------------
Net increase                       125,443         1,692,528      $   1,600,130     $  16,247,929
----------------------------------------------------------------------------------------------------
Class B
Shares sold                         42,189         1,946,976      $     547,598     $  19,255,790
Shares issued in reinvestment
 of distributions                   60,200            34,101            758,518           432,709
Shares repurchased                 (33,338)         (310,912)          (429,150)       (3,705,050)
----------------------------------------------------------------------------------------------------
Net increase                        69,051         1,670,165      $     876,966     $  15,983,449
----------------------------------------------------------------------------------------------------
Class C
Shares sold                          3,866         1,902,265      $      50,000     $  18,753,050
Shares issued in reinvestment
 of distributions                   58,525            33,316            737,415           422,703
Shares repurchased                      --          (310,518)                --        (3,700,000)
----------------------------------------------------------------------------------------------------
Net increase                        62,391         1,625,063      $     787,415     $  15,475,753
----------------------------------------------------------------------------------------------------
Class K
Shares sold                         17,816         1,905,775      $     229,576     $  18,794,718
Shares issued in reinvestment
 of dividends and
 distributions                      63,151            36,999            796,969           468,239
Shares repurchased                  (2,543)         (309,743)           (33,011)       (3,700,044)
----------------------------------------------------------------------------------------------------
Net increase                        78,424         1,633,031      $     993,534     $  15,562,913
----------------------------------------------------------------------------------------------------

+ Commencement of operations.

--------------------------------------------------------------------------------

..   The Park Avenue Portfolio

June 30, 2004 (Unaudited)

[_] The Guardian Park Avenue Small Cap Fund
                                                Six Months                         Six Months
                                                   Ended          Year Ended          Ended          Year Ended
                                               June 30, 2004  December 31, 2003   June 30, 2004  December 31, 2003
                                                (Unaudited)       (Audited)        (Unaudited)       (Audited)
--------------------------------------------------------------------------------------------------------------------
                                                             Shares                             Amount
--------------------------------------------------------------------------------------------------------------------
Class A
Shares sold                                       818,066          1,813,369      $ 16,009,351      $ 28,850,596
Shares issued in reinvestment of distributions    106,953                 --         2,012,855                --
Shares repurchased                               (782,447)        (1,819,099)      (15,183,839)      (27,392,677)
--------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                           142,572             (5,730)     $  2,838,367      $  1,457,919
--------------------------------------------------------------------------------------------------------------------
Class B
Shares sold                                        90,500            125,391      $  1,663,209      $  1,962,819
Shares issued in reinvestment of distributions     15,791                 --           278,387                --
Shares repurchased                               (146,715)          (203,610)       (2,665,819)       (2,928,195)
--------------------------------------------------------------------------------------------------------------------
Net decrease                                      (40,424)           (78,219)     $   (724,223)     $   (965,376)
--------------------------------------------------------------------------------------------------------------------
Class C
Shares sold                                         9,216              9,592      $    169,070      $    145,248
Shares issued in reinvestment of distributions      6,278                 --           109,991                --
Shares repurchased                                 (5,786)           (18,489)         (106,569)         (322,464)
--------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                             9,708             (8,897)     $    172,492      $   (177,216)
--------------------------------------------------------------------------------------------------------------------
Class K
Shares sold                                        12,990             13,855      $    248,821      $    218,871
Shares issued in reinvestment of distributions      7,014                 --           130,031                --
Shares repurchased                                 (1,173)              (452)          (22,415)           (8,060)
--------------------------------------------------------------------------------------------------------------------
Net increase                                       18,831             13,403      $    356,437      $    210,811
--------------------------------------------------------------------------------------------------------------------

[_] The Guardian UBS Small Cap Value Fund
                                                Six Months       Period from       Six Months       Period from
                                                   Ended     February 3, 2003+ to     Ended     February 3, 2003+ to
                                               June 30, 2004  December 31, 2003   June 30, 2004  December 31, 2003
                                                (Unaudited)       (Audited)        (Unaudited)       (Audited)
--------------------------------------------------------------------------------------------------------------------
                                                             Shares                             Amount
--------------------------------------------------------------------------------------------------------------------
Class A
Shares sold                                        66,732            932,267      $    882,736      $  9,277,024
Shares issued in reinvestment of distributions     41,777             50,375           521,855           648,829
Shares repurchased                                 (5,883)          (189,695)          (77,473)       (2,437,582)
--------------------------------------------------------------------------------------------------------------------
Net increase                                      102,626            792,947      $  1,327,118      $  7,488,271
--------------------------------------------------------------------------------------------------------------------
Class B
Shares sold                                        16,006            921,249      $    208,969      $  9,123,598
Shares issued in reinvestment of distributions     39,614             49,148           489,236           628,105
Shares repurchased                                 (7,443)          (198,479)          (96,158)       (2,529,505)
--------------------------------------------------------------------------------------------------------------------
Net increase                                       48,177            771,918      $    602,047      $  7,222,198
--------------------------------------------------------------------------------------------------------------------
Class C
Shares sold                                         2,146            891,366      $     27,779      $  8,777,985
Shares issued in reinvestment of distributions     38,360             48,004           473,742           613,488
Shares repurchased                                     --           (192,392)               --        (2,454,478)
--------------------------------------------------------------------------------------------------------------------
Net increase                                       40,506            746,978      $    501,521      $  6,936,995
--------------------------------------------------------------------------------------------------------------------
Class K
Shares sold                                        19,120            890,722      $    247,135      $  8,771,733
Shares issued in reinvestment of distributions     38,707             47,849           482,286           614,865
Shares repurchased                                   (982)          (190,137)          (12,825)       (2,437,563)
--------------------------------------------------------------------------------------------------------------------
Net increase                                       56,845            748,434      $    716,596      $  6,949,035
--------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

--------------------------------------------------------------------------------

..   The Park Avenue Portfolio

June 30, 2004 (Unaudited)

[_] The Guardian Asset Allocation Fund
                                            Six Months                      Six Months
                                               Ended        Year Ended         Ended        Year Ended
                                           June 30, 2004 December 31, 2003 June 30, 2004 December 31, 2003
                                            (Unaudited)      (Audited)      (Unaudited)      (Audited)
----------------------------------------------------------------------------------------------------------
                                                       Shares                          Amount
----------------------------------------------------------------------------------------------------------
Class A
Shares sold                                    413,736       1,015,158     $  4,476,027    $  9,497,451
Shares issued in reinvestment of dividends     119,550         186,765        1,288,749       1,766,807
Shares repurchased                          (1,128,777)     (3,099,656)     (12,170,525)    (28,129,262)
----------------------------------------------------------------------------------------------------------
Net decrease                                  (595,491)     (1,897,733)    $ (6,405,749)   $(16,865,004)
----------------------------------------------------------------------------------------------------------
Class B
Shares sold                                     67,267         249,644     $    721,936    $  2,356,152
Shares issued in reinvestment of dividends       9,323          22,830          100,315         215,963
Shares repurchased                            (265,207)       (619,271)      (2,845,205)     (5,507,970)
----------------------------------------------------------------------------------------------------------
Net decrease                                  (188,617)       (346,797)    $ (2,022,954)   $ (2,935,855)
----------------------------------------------------------------------------------------------------------
Class C
Shares sold                                     10,585          10,197     $    112,916    $     95,189
Shares issued in reinvestment of dividends         740           3,114            7,985          29,460
Shares repurchased                              (8,997)        (40,895)         (96,254)       (367,270)
----------------------------------------------------------------------------------------------------------
Net increase/(decrease)                          2,328         (27,584)    $     24,647    $   (242,621)
----------------------------------------------------------------------------------------------------------
Class K
Shares sold                                     18,827          20,906     $    202,392    $    191,338
Shares issued in reinvestment of dividends       6,371           8,578           68,619          81,064
Shares repurchased                              (1,515)        (15,129)         (16,267)       (158,553)
----------------------------------------------------------------------------------------------------------
Net increase                                    23,683          14,355     $    254,744    $    113,849
----------------------------------------------------------------------------------------------------------

[_] The Guardian S&P 500 Index Fund
                                            Six Months                      Six Months
                                               Ended        Year Ended         Ended        Year Ended
                                           June 30, 2004 December 31, 2003 June 30, 2004 December 31, 2003
                                            (Unaudited)      (Audited)      (Unaudited)      (Audited)
----------------------------------------------------------------------------------------------------------
                                                       Shares                          Amount
----------------------------------------------------------------------------------------------------------
Class A
Shares sold                                    909,491       1,236,886     $  7,043,460    $  8,356,406
Shares issued in reinvestment of dividends       8,431          16,294           65,791         119,186
Shares repurchased                            (502,536)       (898,109)      (3,892,676)     (5,898,251)
----------------------------------------------------------------------------------------------------------
Net increase                                   415,386         355,071     $  3,216,575    $  2,577,341
----------------------------------------------------------------------------------------------------------
Class B
Shares sold                                    146,546         335,881     $  1,134,916    $  2,276,274
Shares issued in reinvestment of dividends       2,296           6,681           17,886          48,558
Shares repurchased                             (95,743)       (162,230)        (743,803)     (1,045,467)
----------------------------------------------------------------------------------------------------------
Net increase                                    53,099         180,332     $    408,999    $  1,279,365
----------------------------------------------------------------------------------------------------------
Class C
Shares sold                                    141,547         216,791     $  1,087,190    $  1,471,332
Shares issued in reinvestment of dividends       1,740           5,016           13,537          36,385
Shares repurchased                             (59,700)        (90,706)        (463,429)       (626,275)
----------------------------------------------------------------------------------------------------------
Net increase                                    83,587         131,101     $    637,298    $    881,442
----------------------------------------------------------------------------------------------------------
Class K
Shares sold                                    106,744          42,861     $    825,640    $    288,767
Shares issued in reinvestment of dividends       3,030           7,640           23,637          55,604
Shares repurchased                              (3,551)         (2,533)         (27,533)        (18,219)
----------------------------------------------------------------------------------------------------------
Net increase                                   106,223          47,968     $    821,744    $    326,152
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

..   The Park Avenue Portfolio

June 30, 2004 (Unaudited)

[_] The Guardian Baillie Gifford International Growth Fund
                                              Six Months                      Six Months
                                                 Ended        Year Ended         Ended        Year Ended
                                             June 30, 2004 December 31, 2003 June 30, 2004 December 31, 2003
                                              (Unaudited)      (Audited)      (Unaudited)      (Audited)
------------------------------------------------------------------------------------------------------------
                                                         Shares                          Amount
------------------------------------------------------------------------------------------------------------
Class A
Shares sold                                     436,297        10,537,973     $ 5,158,929    $  97,112,928
Shares issued in reinvestment of dividends        7,506             5,562          87,669           55,072
Shares repurchased                             (550,025)      (13,119,742)     (6,501,497)    (123,103,708)
----------------------------------------------------------------------------------------------------------
Net decrease                                   (106,222)       (2,576,207)    $(1,254,899)   $ (25,935,708)
----------------------------------------------------------------------------------------------------------
Class B
Shares sold                                      24,215            37,373     $   265,051    $     344,699
Shares repurchased                              (56,743)          (92,815)       (608,745)        (815,798)
----------------------------------------------------------------------------------------------------------
Net decrease                                    (32,528)          (55,442)    $  (343,694)   $    (471,099)
----------------------------------------------------------------------------------------------------------
Class C
Shares sold                                       6,223             1,537     $    68,506    $      27,531
Shares repurchased                               (2,375)           (3,434)        (25,130)         (28,063)
----------------------------------------------------------------------------------------------------------
Net increase/(decrease)                           3,848            (1,897)    $    43,376    $        (532)
----------------------------------------------------------------------------------------------------------
Class K
Shares sold                                       6,051             3,672     $    72,308    $      51,596
Shares repurchased                               (1,119)              (53)        (12,788)            (489)
----------------------------------------------------------------------------------------------------------
Net increase                                      4,932             3,619     $    59,520    $      51,107
----------------------------------------------------------------------------------------------------------

[_] The Guardian Baillie Gifford Emerging Markets Fund
                                              Six Months                      Six Months
                                                 Ended        Year Ended         Ended        Year Ended
                                             June 30, 2004 December 31, 2003 June 30, 2004 December 31, 2003
                                              (Unaudited)      (Audited)      (Unaudited)      (Audited)
------------------------------------------------------------------------------------------------------------
                                                         Shares                          Amount
------------------------------------------------------------------------------------------------------------
Class A
Shares sold                                     896,619         2,873,147     $11,997,765    $  26,734,981
Shares issued in reinvestment of dividends        9,454                --         113,730               --
Shares repurchased                             (433,607)       (2,744,885)     (5,395,458)     (25,296,414)
----------------------------------------------------------------------------------------------------------
Net increase                                    472,466           128,262     $ 6,716,037    $   1,438,567
----------------------------------------------------------------------------------------------------------
Class B
Shares sold                                      57,201           150,218     $   695,001    $   1,342,915
Shares repurchased                              (28,886)         (119,951)       (342,680)      (1,037,985)
----------------------------------------------------------------------------------------------------------
Net increase                                     28,315            30,267     $   352,321    $     304,930
----------------------------------------------------------------------------------------------------------
Class C
Shares sold                                      38,659            44,398     $   455,840    $     373,501
Shares repurchased                               (1,448)          (46,386)        (18,126)        (397,512)
----------------------------------------------------------------------------------------------------------
Net increase/(decrease)                          37,211            (1,988)    $   437,714    $     (24,011)
----------------------------------------------------------------------------------------------------------
Class K
Shares sold                                      16,940             9,274     $   215,110    $      86,943
Shares issued in reinvestment of dividends        1,004                --          11,893               --
Shares repurchased                                 (735)           (4,707)         (8,995)         (55,386)
----------------------------------------------------------------------------------------------------------
Net increase                                     17,209             4,567     $   218,008    $      31,557
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

..   The Park Avenue Portfolio

June 30, 2004 (Unaudited)

[_] The Guardian Investment Quality Bond Fund
                                                              Six Months                      Six Months
                                                                 Ended        Year Ended         Ended        Year Ended
                                                             June 30, 2004 December 31, 2003 June 30, 2004 December 31, 2003
                                                              (Unaudited)      (Audited)      (Unaudited)      (Audited)
----------------------------------------------------------------------------------------------------------------------------
                                                                         Shares                          Amount
----------------------------------------------------------------------------------------------------------------------------
Class A
Shares sold                                                      574,113       3,296,812     $  5,784,428    $ 34,079,857
Shares issued in reinvestment of dividends and distributions     254,605         802,794        2,548,930       8,219,350
Shares repurchased                                            (2,612,818)     (6,470,579)     (26,214,852)    (66,786,391)
----------------------------------------------------------------------------------------------------------------------------
Net decrease                                                  (1,784,100)     (2,370,973)    $(17,881,494)   $(24,487,184)
----------------------------------------------------------------------------------------------------------------------------
Class B
Shares sold                                                       57,416         350,698     $    582,465    $  3,646,670
Shares issued in reinvestment of dividends and distributions      32,798          98,401          328,005       1,005,080
Shares repurchased                                              (184,457)       (506,012)      (1,845,016)     (5,234,314)
----------------------------------------------------------------------------------------------------------------------------
Net decrease                                                     (94,243)        (56,913)    $   (934,546)   $   (582,564)
----------------------------------------------------------------------------------------------------------------------------
Class C
Shares sold                                                        4,897          51,395     $     49,656    $    533,062
Shares issued in reinvestment of dividends and distributions      21,413          58,874          214,094         600,919
Shares repurchased                                               (11,058)        (45,445)        (110,908)       (467,508)
----------------------------------------------------------------------------------------------------------------------------
Net increase                                                      15,252          64,824     $    152,842    $    666,473
----------------------------------------------------------------------------------------------------------------------------
Class K
Shares sold                                                       37,053          26,977     $    374,410    $    279,706
Shares issued in reinvestment of dividends and distributions      21,205          55,230          212,322         564,721
Shares repurchased                                                (5,084)         (5,155)         (51,454)        (52,997)
----------------------------------------------------------------------------------------------------------------------------
Net increase                                                      53,174          77,052     $    535,278    $    791,430
----------------------------------------------------------------------------------------------------------------------------

[_] The Guardian Low Duration Bond Fund
                                                              Six Months      Period from     Six Months      Period from
                                                                 Ended     July 30, 2003+ to     Ended     July 30, 2003+ to
                                                             June 30, 2004 December 31, 2003 June 30, 2004 December 31, 2003
                                                              (Unaudited)      (Audited)      (Unaudited)      (Audited)
----------------------------------------------------------------------------------------------------------------------------
                                                                         Shares                          Amount
----------------------------------------------------------------------------------------------------------------------------
Class A
Shares sold                                                      145,690         844,512     $  1,462,621    $  8,444,850
Shares issued in reinvestment of dividends                         9,778           6,175           97,839          61,772
Shares repurchased                                               (94,715)         (7,066)        (946,011)        (70,762)
----------------------------------------------------------------------------------------------------------------------------
Net increase                                                      60,753         843,621     $    614,449    $  8,435,860
----------------------------------------------------------------------------------------------------------------------------
Class B
Shares sold                                                       35,653         768,810     $    356,640    $  7,688,450
Shares issued in reinvestment of dividends                         5,866           3,565           58,690          35,669
Shares repurchased                                                (4,739)             --          (47,387)             --
----------------------------------------------------------------------------------------------------------------------------
Net increase                                                      36,780         772,375     $    367,943    $  7,724,119
----------------------------------------------------------------------------------------------------------------------------
Class C
Shares sold                                                       14,190         755,679     $    141,755    $  7,556,708
Shares issued in reinvestment of dividends                         5,680           3,529           56,822          35,314
Shares repurchased                                                    --              (1)              --             (10)
----------------------------------------------------------------------------------------------------------------------------
Net increase                                                      19,870         759,207     $    198,577    $  7,592,012
----------------------------------------------------------------------------------------------------------------------------
Class K
Shares sold                                                        5,114         750,005     $     51,025    $  7,500,050
Shares issued in reinvestment of dividends                         6,957           4,625           69,604          46,272
Shares repurchased                                                    (4)             --              (39)             --
----------------------------------------------------------------------------------------------------------------------------
Net increase                                                      12,067         754,630     $    120,590    $  7,546,322
----------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

--------------------------------------------------------------------------------

..   The Park Avenue Portfolio

June 30, 2004 (Unaudited)

[_] The Guardian High Yield Bond Fund
                                                              Six Months                      Six Months
                                                                 Ended        Year Ended         Ended        Year Ended
                                                             June 30, 2004 December 31, 2003 June 30, 2004 December 31, 2003
                                                              (Unaudited)      (Audited)      (Unaudited)      (Audited)
----------------------------------------------------------------------------------------------------------------------------
                                                                         Shares                          Amount
----------------------------------------------------------------------------------------------------------------------------
Class A
Shares sold                                                     202,869        1,700,337      $ 1,497,905    $ 11,968,468
Shares issued in reinvestment of dividends                      209,675          413,138        1,542,800       2,932,687
Shares repurchased                                             (275,662)      (1,462,685)      (2,037,767)    (10,413,890)
----------------------------------------------------------------------------------------------------------------------------
Net increase                                                    136,882          650,790      $ 1,002,938    $  4,487,265
----------------------------------------------------------------------------------------------------------------------------
Class B
Shares sold                                                      25,999          112,748      $   190,791    $    794,370
Shares issued in reinvestment of dividends                       41,143           83,788          302,590         593,996
Shares repurchased                                              (51,680)         (97,832)        (380,235)       (688,181)
----------------------------------------------------------------------------------------------------------------------------
Net increase                                                     15,462           98,704      $   113,146    $    700,185
----------------------------------------------------------------------------------------------------------------------------
Class C
Shares sold                                                      13,068           63,604      $    96,620    $    454,494
Shares issued in reinvestment of dividends                       42,042           81,823          309,069         580,074
Shares repurchased                                               (7,489)         (47,186)         (55,417)       (339,768)
----------------------------------------------------------------------------------------------------------------------------
Net increase                                                     47,621           98,241      $   350,272    $    694,800
----------------------------------------------------------------------------------------------------------------------------
Class K
Shares sold                                                      26,484           10,354      $   196,040    $     75,093
Shares issued in reinvestment of dividends                       45,887           88,340          337,702         627,000
Shares repurchased                                               (5,187)              (4)         (38,392)            (28)
----------------------------------------------------------------------------------------------------------------------------
Net increase                                                     67,184           98,690      $   495,350    $    702,065
----------------------------------------------------------------------------------------------------------------------------

[_] The Guardian Tax-Exempt Fund
                                                              Six Months                      Six Months
                                                                 Ended        Year Ended         Ended        Year Ended
                                                             June 30, 2004 December 31, 2003 June 30, 2004 December 31, 2003
                                                              (Unaudited)      (Audited)      (Unaudited)      (Audited)
----------------------------------------------------------------------------------------------------------------------------
                                                                         Shares                          Amount
----------------------------------------------------------------------------------------------------------------------------
Class A
Shares sold                                                      90,774          746,166      $   935,490    $  7,845,141
Shares issued in reinvestment of dividends and distributions    130,961          531,383        1,334,081       5,543,478
Shares repurchased                                             (197,314)      (4,350,043)      (2,025,872)    (45,456,417)
----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                          24,421       (3,072,494)     $   243,699    $(32,067,798)
----------------------------------------------------------------------------------------------------------------------------
Class C
Shares sold                                                       4,228           49,048      $    42,800    $    518,954
Shares issued in reinvestment of dividends and distributions     13,733           62,083          139,865         646,799
Shares repurchased                                              (21,034)         (14,571)        (213,215)       (153,002)
----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                          (3,073)          96,560      $   (30,550)   $  1,012,751
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

..   The Park Avenue Portfolio

June 30, 2004 (Unaudited)

[_] The Guardian Cash Management Fund
                                            Six Months
                                               Ended        Year Ended
                                           June 30, 2004 December 31, 2003
                                            (Unaudited)      (Audited)
--------------------------------------------------------------------------
                                                Shares @ $1 per share
--------------------------------------------------------------------------
Class A
Shares sold                                  91,051,373     234,972,577
Shares issued in reinvestment of dividends      629,198       2,306,769
Shares repurchased                         (151,484,997)   (366,117,487)
--------------------------------------------------------------------------
Net decrease                                (59,804,426)   (128,838,141)
--------------------------------------------------------------------------
Class B
Shares sold                                   2,197,500       5,150,561
Shares issued in reinvestment of dividends       13,767          30,959
Shares repurchased                           (4,780,442)    (11,168,541)
--------------------------------------------------------------------------
Net decrease                                 (2,569,175)     (5,987,021)
--------------------------------------------------------------------------
Class C
Shares sold                                     132,705         436,733
Shares issued in reinvestment of dividends       11,296          19,006
Shares repurchased                             (607,661)       (700,634)
--------------------------------------------------------------------------
Net decrease                                   (463,660)       (244,895)
--------------------------------------------------------------------------
Class K
Shares sold                                   1,437,263       3,114,743
Shares issued in reinvestment of dividends        7,263          15,352
Shares repurchased                           (1,788,993)     (1,947,265)
--------------------------------------------------------------------------
Net increase/(decrease)                        (344,467)      1,182,830
--------------------------------------------------------------------------


--------------------------------------------------------------------------------

74

Note 9. Line of Credit

   A $100,000,000 line of credit available to all of the Funds and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2004, none of the Funds borrowed against this line of credit.

   The Funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

..   The Park Avenue Portfolio

June 30, 2004 (Unaudited)


Note 10. Investments in Affiliates/1/

   A summary of GAAF transactions in affiliated securities during the six months ended June 30, 2004 is set forth below:

                                         Balance of                       Balance of              Dividends
                                           Shares      Gross                Shares                Included  Net Realized
                                            Held     Purchases   Gross       Held       Value        in      Gains from
                                        December 31,    and    Sales and   June 30,    June 30,   Dividend   Underlying
            Name of Issuer                  2003     Additions Reductions    2004        2004      Income      Funds
            --------------              ------------ --------- ---------- ---------- ------------ --------- ------------
Non-Controlled Affiliates
  The Guardian Investment Quality Bond
   Fund, Class A                          2,190,079     --      925,588    1,264,491 $ 12,467,877 $534,706    $46,786
Majority-Owned Subsidiary
  The Guardian S&P 500 Index Fund,
   Class A                               15,277,311     --           --   15,277,311  119,621,343  407,301         --


                                        Net Realized
                                            Gain
            Name of Issuer                on Sales
            --------------              ------------
Non-Controlled Affiliates
  The Guardian Investment Quality Bond
   Fund, Class A                          $75,349
Majority-Owned Subsidiary
  The Guardian S&P 500 Index Fund,
   Class A                                     --



/1/Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities. Majority-owned subsidiaries include issuers on which the Fund held 50% or more of the outstanding voting securities.

--------------------------------------------------------------------------------

..   The Park Avenue Portfolio

 Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                                                                        Net Realized
                                                                        & Unrealized
                                                                       Gain/(Loss) on
                                                                        Investments   Increase/
                                                  Net Asset    Net      and Foreign   (Decrease) Dividends
                                                   Value,   Investment    Currency       from     from Net
                                                  Beginning  Income/      Related     Investment Investment
                                                  of Period   (Loss)    Transactions  Operations   Income
                                                  --------- ---------- -------------- ---------- ----------
The Guardian Park Avenue Fund
    Class A:
      Six months ended 6/30/2004+................  $30.08     $ 0.09      $  0.13      $  0.22     $(0.19)
      Year ended 12/31/2003......................   25.03       0.23         5.00         5.23      (0.18)
      Year ended 12/31/2002......................   32.00       0.17        (7.06)       (6.89)     (0.08)
      Year ended 12/31/2001......................   41.18       0.12        (9.06)       (8.94)     (0.03)
      Year ended 12/31/2000......................   59.42      (0.09)      (10.57)      (10.66)     (0.00)++
      Year ended 12/31/1999......................   51.88       0.13        15.04        15.17      (0.08)
    Class B:
      Six months ended 6/30/2004+................   28.72      (0.15)        0.23         0.08         --
      Year ended 12/31/2003......................   23.99      (0.16)        4.89         4.73         --
      Year ended 12/31/2002......................   30.88      (0.20)       (6.69)       (6.89)        --
      Year ended 12/31/2001......................   40.08      (0.23)       (8.76)       (8.99)        --
      Year ended 12/31/2000......................   58.57      (0.43)      (10.48)      (10.91)        --
      Year ended 12/31/1999......................   51.59      (0.31)       14.84        14.53         --
    Class C:
      Six months ended 6/30/2004+................   28.37      (0.11)        0.15         0.04         --
      Year ended 12/31/2003......................   23.75      (0.16)        4.78         4.62         --
      Year ended 12/31/2002......................   30.64      (0.19)       (6.70)       (6.89)        --
      Year ended 12/31/2001......................   39.85      (0.25)       (8.75)       (9.00)        --
      Period from 8/7/2000+++ to 12/31/2000......   58.01      (0.11)      (12.59)      (12.70)        --
    Class K:
      Six months ended 6/30/2004+................   30.00       0.02         0.16         0.18      (0.15)
      Year ended 12/31/2003......................   24.96       0.11         5.02         5.13      (0.09)
      Year ended 12/31/2002......................   31.93       0.05        (7.02)       (6.97)        --
      Period from 5/15/2001+++ to 12/31/2001.....   35.55       0.00        (3.41)       (3.41)        --
The Guardian UBS Large Cap Value Fund
    Class A:
      Six months ended 6/30/2004+................   12.82       0.04         0.34         0.38      (0.05)
      Period from 2/3/2003+++ to 12/31/2003......   10.00       0.08         3.06         3.14      (0.07)
    Class B:
      Six months ended 6/30/2004+................   12.80      (0.01)        0.33         0.32         --
      Period from 2/3/2003+++ to 12/31/2003......   10.00       0.00         3.06         3.06      (0.01)
    Class C:
      Six months ended 6/30/2004+................   12.80      (0.01)        0.33         0.32         --
      Period from 2/3/2003+++ to 12/31/2003......   10.00       0.00         3.06         3.06      (0.01)
    Class K:
      Six months ended 6/30/2004+................   12.83       0.02         0.33         0.35      (0.03)
      Period from 2/3/2003+++ to 12/31/2003......   10.00       0.05         3.07         3.12      (0.04)
The Guardian Park Avenue Small Cap Fund
    Class A:
      Six months ended 6/30/2004+................   19.05      (0.07)        0.80         0.73         --
      Year ended 12/31/2003......................   13.30      (0.10)        5.85         5.75         --
      Year ended 12/31/2002......................   15.74      (0.07)       (2.37)       (2.44)        --
      Year ended 12/31/2001......................   16.93      (0.06)       (1.13)       (1.19)        --
      Year ended 12/31/2000......................   17.48      (0.05)       (0.37)       (0.42)        --
      Year ended 12/31/1999......................   12.80      (0.07)        4.75         4.68         --
    Class B:
      Six months ended 6/30/2004+................   17.93      (0.15)        0.76         0.61         --
      Year ended 12/31/2003......................   12.64      (0.24)        5.53         5.29         --
      Year ended 12/31/2002......................   15.10      (0.20)       (2.26)       (2.46)        --
      Year ended 12/31/2001......................   16.39      (0.20)       (1.09)       (1.29)        --
      Year ended 12/31/2000......................   17.06      (0.20)       (0.34)       (0.54)        --
      Year ended 12/31/1999......................   12.61      (0.19)        4.64         4.45         --
    Class C:
      Six months ended 6/30/2004+................   17.83      (0.16)        0.75         0.59         --
      Year ended 12/31/2003......................   12.59      (0.27)        5.51         5.24         --
      Year ended 12/31/2002......................   15.07      (0.22)       (2.26)       (2.48)        --
      Year ended 12/31/2001......................   16.39      (0.21)       (1.11)       (1.32)        --
      Period from 8/7/2000+++ to 12/31/2000......   19.37      (0.08)       (2.77)       (2.85)        --
    Class K:
      Six months ended 6/30/2004+................   18.79      (0.10)        0.80         0.70         --
      Year ended 12/31/2003......................   13.15      (0.14)        5.78         5.64         --
      Year ended 12/31/2002......................   15.62      (0.11)       (2.36)       (2.47)        --
      Period from 5/15/2001+++ to 12/31/2001.....   15.71      (0.07)       (0.02)       (0.09)        --

 +Unaudited.
++Rounds to less than $0.01.
+++Commencement of operations.

--------------------------------------------------------------------------------

 Distributions
      from                                         Ratios/Supplemental Data
  Net Realized                        --------------------------------------------------
    Gain on                                                            Net
  Investments    Net Asset              Net Assets,                Investment
  and Foreign     Value,                  End of       Expenses   Income/(Loss) Portfolio
Currency Related  End of     Total        Period      to Average   to Average   Turnover
  Transactions    Period    Return*   (000's Omitted) Net Assets   Net Assets     Rate
---------------- --------- -------    --------------- ----------  ------------- ---------
         --       $30.11     0.72%(a)   $1,042,827       0.90%(b)      0.43%(b)     37%
         --        30.08    20.95        1,133,468       0.89          0.72         74
         --        25.03   (21.56)       1,120,351       0.87          0.51         60
     $(0.21)       32.00   (21.75)       1,779,818       0.83          0.31        143
      (7.58)       41.18   (18.62)       2,589,059       0.79         (0.16)       108
      (7.55)       59.42    30.25        3,334,722       0.77          0.24         74
         --        28.80     0.28 (a)      148,648       1.85(b)      (0.52)(b)     37
         --        28.72    19.72          165,274       1.84         (0.24)        74
         --        23.99   (22.31)         167,471       1.83         (0.44)        60
      (0.21)       30.88   (22.46)         274,761       1.75         (0.61)       143
      (7.58)       40.08   (19.34)         431,206       1.67         (1.03)       108
      (7.55)       58.57    29.13          507,764       1.67         (0.66)        74
         --        28.41     0.14 (a)        6,557       2.08(b)      (0.75)(b)     37
         --        28.37    19.45            6,622       2.12         (0.52)        74
         --        23.75   (22.49)           5,884       2.07         (0.67)        60
      (0.21)       30.64   (22.62)           7,594       1.96         (0.81)       143
      (5.46)       39.85   (21.79)(a)        8,222       2.18(b)      (1.29)(b)    108
         --        30.03     0.60 (a)        7,619       1.20(b)       0.14 (b)     37
         --        30.00    20.58            7,145       1.20          0.41         74
         --        24.96   (21.83)           5,752       1.21          0.19         60
      (0.21)       31.93    (9.63)(a)        7,229       1.22(b)       0.02 (b)    143
      (0.45)       12.70     2.98 (a)       23,082       1.49(b)       0.60 (b)     15
      (0.25)       12.82    31.48 (a)       21,705       1.59(b)       0.78 (b)     45
      (0.45)       12.67     2.54 (a)       22,034       2.24(b)      (0.15)(b)     15
      (0.25)       12.80    30.65 (a)       21,378       2.33(b)       0.03 (b)     45
      (0.45)       12.67     2.54 (a)       21,382       2.21(b)      (0.12)(b)     15
      (0.25)       12.80    30.65 (a)       20,801       2.33(b)       0.04 (b)     45
      (0.45)       12.70     2.79 (a)       21,728       1.75(b)       0.34 (b)     15
      (0.25)       12.83    31.22 (a)       20,944       1.88(b)       0.49 (b)     45
      (0.24)       19.54     3.89 (a)      166,967       1.21(b)      (0.76)(b)     51
         --        19.05    43.23          160,049       1.27         (0.67)       105
         --        13.30   (15.50)         111,803       1.25         (0.45)       108
         --        15.74    (7.03)         139,774       1.28         (0.37)       131
      (0.13)       16.93    (2.35)         150,022       1.25         (0.31)       125
         --        17.48    36.56          119,032       1.34         (0.48)        92
      (0.24)       18.30     3.47 (a)       22,717       2.12(b)      (1.67)(b)     51
         --        17.93    41.85           22,989       2.21         (1.61)       105
         --        12.64   (16.29)          17,189       2.19         (1.40)       108
         --        15.10    (7.87)          20,876       2.18         (1.27)       131
      (0.13)       16.39    (3.11)          24,977       2.12         (1.18)       125
         --        17.06    35.29           22,430       2.23         (1.36)        92
      (0.24)       18.18     3.37 (a)        8,427       2.25(b)      (1.80)(b)     51
         --        17.83    41.62            8,092       2.39         (1.79)       105
         --        12.59   (16.46)           5,824       2.40         (1.60)       108
         --        15.07    (8.05)           6,752       2.34         (1.43)       131
      (0.13)       16.39   (14.67)(a)        7,033       2.22(b)      (1.12)(b)    125
      (0.24)       19.25     3.79 (a)       10,493       1.52(b)      (1.06)(b)     51
         --        18.79    42.89            9,893       1.55         (0.96)       105
         --        13.15   (15.81)           6,748       1.55         (0.75)       108
         --        15.62    (0.57)(a)        7,959       1.61(b)      (0.77)(b)    131

* Excludes the effect of sales load.
(a)Not annualized.
(b)Annualized.

--------------------------------------------------------------------------------

..   The Park Avenue Portfolio

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                                                                         Net Realized
                                                                         & Unrealized
                                                                        Gain/(Loss) on
                                                                         Investments   Increase/
                                                 Net Asset    Net        and Foreign   (Decrease) Dividends
                                                  Value,   Investment      Currency       from     from Net
                                                 Beginning  Income/        Related     Investment Investment
                                                 of Period   (Loss)      Transactions  Operations   Income
                                                 --------- ----------   -------------- ---------- ----------
The Guardian UBS Small Cap Value Fund
    Class A:
      Six months ended 6/30/2004+...............  $12.71     $(0.04)        $ 0.71       $ 0.67         --
      Period from 2/3/2003++ to 12/31/2003......   10.00      (0.01)          3.60         3.59         --
    Class B:
      Six months ended 6/30/2004+...............   12.61      (0.08)          0.70         0.62         --
      Period from 2/3/2003++ to 12/31/2003......   10.00      (0.09)          3.58         3.49         --
    Class C:
      Six months ended 6/30/2004+...............   12.61      (0.08)          0.70         0.62         --
      Period from 2/3/2003++ to 12/31/2003......   10.00      (0.10)          3.59         3.49         --
    Class K:
      Six months ended 6/30/2004+...............   12.68      (0.04)          0.71         0.67         --
      Period from 2/3/2003++ to 12/31/2003......   10.00      (0.03)          3.59         3.56         --
The Guardian Asset Allocation Fund
    Class A:
      Six months ended 6/30/2004+...............   10.63       0.06           0.26         0.32     $(0.13)
      Year ended 12/31/2003.....................    8.45       0.14           2.20         2.34      (0.16)
      Year ended 12/31/2002.....................   10.84       0.17          (2.38)       (2.21)     (0.18)
      Year ended 12/31/2001.....................   13.00       0.30          (1.61)       (1.31)     (0.18)
      Year ended 12/31/2000.....................   14.77       0.45          (0.29)        0.16      (0.44)
      Year ended 12/31/1999.....................   14.78       0.37           1.47         1.84      (0.37)
    Class B:
      Six months ended 6/30/2004+...............   10.57       0.01           0.26         0.27      (0.04)
      Year ended 12/31/2003.....................    8.41       0.05           2.18         2.23      (0.07)
      Year ended 12/31/2002.....................   10.77       0.09          (2.37)       (2.28)     (0.08)
      Year ended 12/31/2001.....................   12.95       0.19          (1.59)       (1.40)     (0.11)
      Year ended 12/31/2000.....................   14.72       0.32          (0.27)        0.05      (0.33)
      Year ended 12/31/1999.....................   14.73       0.23           1.47         1.70      (0.23)
    Class C:
      Six months ended 6/30/2004+...............   10.56      (0.00)+++       0.26         0.26      (0.01)
      Year ended 12/31/2003.....................    8.39       0.02           2.19         2.21      (0.04)
      Year ended 12/31/2002.....................   10.77       0.05          (2.38)       (2.33)     (0.05)
      Year ended 12/31/2001.....................   12.94       0.17          (1.64)       (1.47)     (0.03)
      Period from 8/7/2000++ to 12/31/2000......   14.72       0.15          (0.78)       (0.63)     (0.23)
    Class K:
      Six months ended 6/30/2004+...............   10.60       0.04           0.26         0.30      (0.09)
      Year ended 12/31/2003.....................    8.43       0.09           2.19         2.28      (0.11)
      Year ended 12/31/2002.....................   10.82       0.13          (2.39)       (2.26)     (0.13)
      Period from 5/15/2001++ to 12/31/2001.....   12.06       0.11          (0.68)       (0.57)        --
The Guardian S&P 500 Index Fund
    Class A:
      Six months ended 6/30/2004+...............    7.63       0.04           0.20         0.24      (0.04)
      Year ended 12/31/2003.....................    6.04       0.08           1.59         1.67      (0.08)
      Year ended 12/31/2002.....................    7.90       0.10          (1.86)       (1.76)     (0.10)
      Year ended 12/31/2001.....................    9.07       0.06          (1.17)       (1.11)     (0.06)
      Period from 7/25/2000++ to 12/31/2000.....   10.06       0.03          (0.99)       (0.96)     (0.03)
    Class B:
      Six months ended 6/30/2004+...............    7.62       0.01           0.20         0.21      (0.01)
      Year ended 12/31/2003.....................    6.03       0.03           1.59         1.62      (0.03)
      Year ended 12/31/2002.....................    7.88       0.02          (1.85)       (1.83)     (0.02)
      Year ended 12/31/2001.....................    9.05       0.01          (1.18)       (1.17)     (0.00)+++
      Period from 7/25/2000++ to 12/31/2000.....   10.06       0.00          (1.01)       (1.01)        --
    Class C:
      Six months ended 6/30/2004+...............    7.61       0.01           0.20         0.21      (0.01)
      Year ended 12/31/2003.....................    6.03       0.03           1.58         1.61      (0.03)
      Year ended 12/31/2002.....................    7.88       0.02          (1.85)       (1.83)     (0.02)
      Year ended 12/31/2001.....................    9.05       0.01          (1.17)       (1.16)     (0.01)
      Period from 7/25/2000++ to 12/31/2000.....   10.06       0.00          (1.01)       (1.01)        --
    Class K:
      Six months ended 6/30/2004+...............    7.63       0.03           0.19         0.22      (0.02)
      Year ended 12/31/2003.....................    6.04       0.06           1.59         1.65      (0.06)
      Year ended 12/31/2002.....................    7.90       0.05          (1.86)       (1.81)     (0.05)
      Period from 5/15/2001++ to 12/31/2001.....    8.59       0.02          (0.69)       (0.67)     (0.02)


 +Unaudited.
++Commencement of operations.
+++Rounds to less than $0.01.

--------------------------------------------------------------------------------

 Distributions
      from                                                      Ratios/Supplemental Data
  Net Realized                        ----------------------------------------------------------------------------
    Gain on                                                                                     Net
  Investments    Net Asset              Net Assets,                  Expenses     GAAF      Investment
  and Foreign     Value,                  End of        Expenses     Waived/     Gross     Income/(Loss)  Portfolio
Currency Related  End of     Total        Period       to Average   Subsidized  Expense     to Average    Turnover
  Transactions    Period    Return*   (000's Omitted) Net Assets(a)   by GIS    Ratio(b)    Net Assets      Rate
---------------- --------- -------    --------------- ------------- ----------  --------   -------------  ---------
     $(0.63)      $12.75     5.39%(c)    $ 11,422         2.05%(d)       --         --         (0.59)%(d)    31%
      (0.88)       12.71    35.76 (c)      10,081         2.17(d)        --         --         (0.07)(d)     94
      (0.63)       12.60     5.04 (c)      10,333         2.82(d)        --         --         (1.35)(d)     31
      (0.88)       12.61    34.76 (c)       9,737         2.91(d)        --         --         (0.81)(d)     94
      (0.63)       12.60     5.04 (c)       9,922         2.82(d)        --         --         (1.36)(d)     31
      (0.88)       12.61    34.76 (c)       9,422         2.91(d)        --         --         (0.81)(d)     94
      (0.63)       12.72     5.41 (c)      10,240         2.16(d)        --         --         (0.70)(d)     31
      (0.88)       12.68    35.46 (c)       9,492         2.35(d)        --         --         (0.25)(d)     94
         --        10.82     2.99 (c)     114,615         0.41(d)      0.77%(d)   0.89%(d)      0.94 (d)      0
         --        10.63    27.87         118,988         0.43         0.77       0.97          1.25          0
         --         8.45   (20.64)        110,593         0.42         0.73       0.95          1.60          4
      (0.67)       10.84   (10.23)        169,386         0.47         0.63       0.93          2.44         51
      (1.49)       13.00     1.00         227,228         0.46         0.60       1.10          3.07         11
      (1.48)       14.77    12.99         227,031         0.48         0.58       1.08          2.48         16
         --        10.80     2.52 (c)      31,543         1.22(d)      0.77(d)    1.70(d)       0.13 (d)      0
         --        10.57    26.65          32,863         1.27         0.77       1.81          0.43          0
         --         8.41   (21.31)         29,064         1.25         0.73       1.78          0.78          4
      (0.67)       10.77   (10.99)         44,813         1.28         0.63       1.74          1.62         51
      (1.49)       12.95     0.26          51,024         1.28         0.60       1.91          2.29         11
      (1.48)       14.72    12.09          40,914         1.31         0.58       1.91          1.66         16
         --        10.81     2.47 (c)       8,063         1.43(d)      0.77(d)    1.91(d)      (0.06)(d)      0
         --        10.56    26.39           7,857         1.51         0.77       2.06          0.19          0
         --         8.39   (21.70)          6,470         1.50         0.73       2.03          0.58          4
      (0.67)       10.77   (11.48)          8,080         1.46         0.63       1.92          1.43         51
      (0.92)       12.94    (4.18)(c)       8,544         1.49(d)      0.55(d)    2.07(d)       2.61 (d)     11
         --        10.81     2.84 (c)       8,268         0.67(d)      0.77(d)    1.15(d)       0.70 (d)      0
         --        10.60    27.20           7,859         0.68         0.77       1.22          1.04          0
         --         8.43   (21.05)          6,126         0.70         0.73       1.22          1.39          4
      (0.67)       10.82    (4.85)(c)       7,619         0.75(d)      0.72(d)    1.29(d)       1.57 (d)     51
         --         7.83     3.08 (c)     135,979         0.53(d)      0.19(d)      --          1.10 (d)      0
         --         7.63    27.78         129,228         0.53         0.25         --          1.26          4
         --         6.04   (22.35)        100,129         0.53         0.13         --          1.03         10
         --         7.90   (12.25)        276,645         0.53         0.10         --          0.87          1
      (0.00)(e)     9.07    (9.53)(c)     167,487         0.53(d)      0.21(d)      --          0.71 (d)      4
         --         7.82     2.78 (c)      12,802         1.28(d)      0.46(d)      --          0.35 (d)      0
         --         7.62    26.94          12,070         1.28         0.61         --          0.51          4
         --         6.03   (23.22)          8,472         1.28         0.52         --          0.33         10
         --         7.88   (12.87)          9,705         1.28         0.47         --          0.09          1
      (0.00)(e)     9.05   (10.00)(c)       7,677         1.28(d)      0.47(d)      --         (0.04)(d)      4
         --         7.81     2.77 (c)       9,681         1.28(d)      0.49(d)      --          0.35 (d)      0
         --         7.61    26.77           8,796         1.28         0.67         --          0.51          4
         --         6.03   (23.21)          6,175         1.28         0.57         --          0.33         10
         --         7.88   (12.87)          7,598         1.28         0.49         --          0.09          1
      (0.00)(e)     9.05   (10.00)(c)       7,296         1.28(d)      0.47(d)      --         (0.04)(d)      4
         --         7.83     2.91 (c)       8,629         0.93(d)      0.16(d)      --          0.70 (d)      0
         --         7.63    27.31           7,594         0.93         0.21         --          0.86          4
         --         6.04   (23.00)          5,722         0.93         0.10         --          0.68         10
         --         7.90    (7.76)(c)       7,383         0.93(d)      0.15(d)      --          0.47 (d)      1

* Excludes the effect of sales load.
(a)After expenses subsidized by GIS and do not include the expenses of the underlying Funds.
(b)Amounts include the expenses of the underlying Funds.
(c)Not annualized.
(d)Annualized.
(e)Rounds to less than $0.01.

--------------------------------------------------------------------------------

..   The Park Avenue Portfolio

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                                                                             Net Realized
                                                                             & Unrealized
                                                                            Gain/(Loss) on
                                                                             Investments   Increase/
                                                       Net Asset    Net      and Foreign   (Decrease) Dividends
                                                        Value,   Investment    Currency       from     from Net
                                                       Beginning  Income/      Related     Investment Investment
                                                       of Period   (Loss)    Transactions  Operations   Income
                                                       --------- ---------- -------------- ---------- ----------
The Guardian Baillie Gifford International Growth Fund
    Class A:
      Six months ended 6/30/2004+.....................  $11.43     $ 0.06       $ 0.17       $ 0.23     $(0.03)
      Year ended 12/31/2003...........................    8.90       0.18         2.33         2.51      (0.01)
      Year ended 12/31/2002...........................   11.09       0.06        (2.25)       (2.19)        --
      Year ended 12/31/2001...........................   14.28       0.01        (3.20)       (3.19)        --
      Year ended 12/31/2000...........................   23.36      (0.06)       (5.52)       (5.58)        --
      Year ended 12/31/1999...........................   18.41       0.01         6.68         6.69         --
    Class B:
      Six months ended 6/30/2004+.....................   10.45      (0.07)        0.23         0.16         --
      Year ended 12/31/2003...........................    8.22      (0.16)        2.36         2.20         --
      Year ended 12/31/2002...........................   10.38      (0.19)       (1.97)       (2.16)        --
      Year ended 12/31/2001...........................   13.54      (0.20)       (2.96)       (3.16)        --
      Year ended 12/31/2000...........................   22.61      (0.11)       (5.46)       (5.57)        --
      Year ended 12/31/1999...........................   17.97      (0.12)        6.47         6.35         --
    Class C:
      Six months ended 6/30/2004+.....................   10.47      (0.01)        0.18         0.17         --
      Year ended 12/31/2003...........................    8.24      (0.08)        2.28         2.20         --
      Year ended 12/31/2002...........................   10.40      (0.09)       (2.07)       (2.16)        --
      Year ended 12/31/2001...........................   13.55      (0.12)       (3.03)       (3.15)        --
      Period from 8/7/2000++ to 12/31/2000............   19.19      (0.09)       (2.20)       (2.29)        --
    Class K:
      Six months ended 6/30/2004+.....................   11.24       0.04         0.19         0.23         --
      Year ended 12/31/2003...........................    8.76       0.00         2.45         2.45         --
      Year ended 12/31/2002...........................   10.94      (0.00)       (2.18)       (2.18)        --
      Period from 5/15/2001++ to 12/31/2001...........   12.96      (0.04)       (1.98)       (2.02)        --
The Guardian Baillie Gifford Emerging Markets Fund
    Class A:
      Six months ended 6/30/2004+.....................   12.39       0.04        (0.25)       (0.21)     (0.03)
      Year ended 12/31/2003...........................    8.07       0.05         4.27         4.32         --
      Year ended 12/31/2002...........................    8.45       0.01        (0.39)       (0.38)        --
      Year ended 12/31/2001...........................    8.31       0.01         0.13         0.14         --
      Year ended 12/31/2000...........................   11.13      (0.55)       (2.05)       (2.60)     (0.22)
      Year ended 12/31/1999...........................    6.66      (0.07)        4.72         4.65      (0.18)
    Class B:
      Six months ended 6/30/2004+.....................   11.44      (0.02)       (0.23)       (0.25)        --
      Year ended 12/31/2003...........................    7.55      (0.04)        3.93         3.89         --
      Year ended 12/31/2002...........................    7.98      (0.10)       (0.33)       (0.43)        --
      Year ended 12/31/2001...........................    7.97      (0.10)        0.11         0.01         --
      Year ended 12/31/2000...........................   10.65       0.08        (2.76)       (2.68)        --
      Year ended 12/31/1999...........................    6.44      (0.27)        4.48         4.21         --
    Class C:
      Six months ended 6/30/2004+.....................   11.47      (0.02)       (0.23)       (0.25)        --
      Year ended 12/31/2003...........................    7.56      (0.04)        3.95         3.91         --
      Year ended 12/31/2002...........................    8.00      (0.09)       (0.35)       (0.44)        --
      Year ended 12/31/2001...........................    7.98      (0.09)        0.11         0.02         --
      Period from 8/7/2000++ to 12/31/2000............    9.92      (0.08)       (1.86)       (1.94)        --
    Class K:
      Six months ended 6/30/2004+.....................   12.19       0.02        (0.25)       (0.23)     (0.01)
      Year ended 12/31/2003...........................    7.97       0.03         4.19         4.22         --
      Year ended 12/31/2002...........................    8.36      (0.03)       (0.36)       (0.39)        --
      Period from 5/15/2001++ to 12/31/2001...........    8.35      (0.06)        0.07         0.01         --


 +Unaudited.
++Commencement of operations.

--------------------------------------------------------------------------------

               Distributions
                    from                                                               Ratios/Supplemental Data
                Net Realized                                              --------------------------------------------------
Distributions     Gain on                                                                                  Net
  in Excess   Investments and                        Net Asset              Net Assets,                Investment
   of Net         Foreign                             Value,                  End of       Expenses   Income/(Loss) Portfolio
 Investment   Currency Related Redemption Tax Return  End of     Total        Period      to Average   to Average   Turnover
   Income       Transactions      Fees    of Capital  Period    Return*   (000's Omitted) Net Assets   Net Assets     Rate
------------- ---------------- ---------- ---------- --------- -------    --------------- ----------  ------------- ---------
       --              --        $0.00(a)       --    $11.63     2.04%(b)    $ 31,469        2.01%(c)      0.77%(c)     11%
       --              --         0.03          --     11.43    28.57          32,126        1.93          0.50         44
       --              --           --          --      8.90   (19.75)         47,948        1.62          0.29         45
       --              --           --          --     11.09   (22.34)         80,856        1.53          0.06         63
       --          $(3.26)          --      $(0.24)    14.28   (23.81)         94,482        1.45         (0.29)        78
   $(0.03)          (1.71)          --          --     23.36    37.21         148,727        1.44         (0.03)        54
       --              --         0.00(a)       --     10.61     1.53 (b)       6,289        3.13(c)      (0.34)(c)     11
       --              --         0.03          --     10.45    27.13           6,535        3.19         (1.00)        44
       --              --           --          --      8.22   (20.81)          5,598        2.87         (0.98)        45
       --              --           --          --     10.38   (23.34)          8,228        2.62         (1.05)        63
       --           (3.26)          --       (0.24)    13.54   (24.56)         12,747        2.43         (1.27)        78
       --           (1.71)          --          --     22.61    36.16          15,623        2.45         (1.03)        54
       --              --         0.00(a)       --     10.64     1.62 (b)       5,675        3.02(c)      (0.22)(c)     11
       --              --         0.03          --     10.47    27.06           5,546        3.10         (0.93)        44
       --              --           --          --      8.24   (20.77)          4,381        2.85         (0.99)        45
       --              --           --          --     10.40   (23.25)          5,530        2.60         (1.04)        63
       --           (3.11)          --       (0.24)    13.55   (11.72)(b)       7,208        2.51(c)      (1.52)(c)     78
       --              --         0.00(a)       --     11.47     2.05 (b)       7,178        2.11(c)       0.69 (c)     11
       --              --         0.03          --     11.24    28.31           6,979        2.13          0.04         44
       --              --           --          --      8.76   (19.93)          5,407        1.86          0.01         45
       --              --           --          --     10.94   (15.59)(b)       6,753        1.84(c)      (0.60)(c)     63
       --              --         0.00(a)       --     12.15    (1.70)(b)      48,478        1.84(c)       0.62 (c)     39
       --              --           --          --     12.39    53.53          43,561        2.10          0.57         74
       --              --           --          --      8.07    (4.50)         27,356        2.10         (0.04)        81
       --              --           --          --      8.45     1.68          19,777        2.39         (0.19)       101
       --              --           --          --      8.31   (23.88)         18,439        2.18         (0.86)       101
       --              --           --          --     11.13    69.91          32,940        2.43         (1.07)        96
       --              --         0.00(a)       --     11.19    (2.19)(b)       9,504        2.85(c)      (0.40)(c)     39
       --              --           --          --     11.44    51.52           9,389        3.20         (0.54)        74
       --              --           --          --      7.55    (5.39)          5,965        3.21         (1.16)        81
       --              --           --          --      7.98     0.13           6,023        3.51         (1.28)       101
       --              --           --          --      7.97   (25.16)          6,105        3.79         (2.54)       101
       --              --           --          --     10.65    65.37           2,320        5.07         (3.70)        96
       --              --         0.00(a)       --     11.22    (2.18)(b)       9,754        2.82(c)      (0.38)(c)     39
       --              --           --          --     11.47    51.72           9,540        3.17         (0.51)        74
       --              --           --          --      7.56    (5.50)          6,306        3.12         (1.08)        81
       --              --           --          --      8.00     0.25           6,486        3.34         (1.12)       101
       --              --           --          --      7.98   (19.56)(b)       6,466        3.49(c)      (2.31)(c)    101
       --              --         0.00(a)       --     11.95    (1.87)(b)      11,784        2.15(c)       0.29 (c)     39
       --              --           --          --     12.19    52.95          11,803        2.38          0.29         74
       --              --           --          --      7.97    (4.67)          7,685        2.36         (0.32)        81
       --              --           --          --      8.36     0.12 (b)       8,020        2.63(c)      (1.23)(c)    101

* Excludes the effect of sales load.
(a)Rounds to less than $ 0.01.
(b)Not annualized.
(c)Annualized.

--------------------------------------------------------------------------------

..   The Park Avenue Portfolio

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                                                                       Net Realized
                                                                       & Unrealized
                                                                      Gain/(Loss) on
                                                                       Investments   Increase/
                                                 Net Asset             and Foreign   (Decrease) Dividends
                                                  Value,      Net        Currency       from     from Net
                                                 Beginning Investment    Related     Investment Investment
                                                 of Period   Income    Transactions  Operations   Income
                                                 --------- ---------- -------------- ---------- ----------
The Guardian Investment Quality Bond Fund
    Class A:
      Six months ended 6/30/2004+...............  $10.09     $0.20        $(0.19)      $ 0.01     $(0.20)
      Year ended 12/31/2003.....................   10.28      0.35          0.11         0.46      (0.35)
      Year ended 12/31/2002.....................    9.86      0.44          0.45         0.89      (0.44)
      Year ended 12/31/2001.....................    9.61      0.50          0.30         0.80      (0.50)
      Year ended 12/31/2000.....................    9.33      0.60          0.28         0.88      (0.60)
      Year ended 12/31/1999.....................    9.99      0.53         (0.63)       (0.10)     (0.53)
    Class B:
      Six months ended 6/30/2004+...............   10.09      0.16         (0.19)       (0.03)     (0.16)
      Year ended 12/31/2003.....................   10.28      0.27          0.11         0.38      (0.27)
      Year ended 12/31/2002.....................    9.86      0.37          0.45         0.82      (0.37)
      Year ended 12/31/2001.....................    9.60      0.43          0.31         0.74      (0.43)
      Period from 8/7/2000++ to 12/31/2000......    9.41      0.22          0.19         0.41      (0.22)
    Class C:
      Six months ended 6/30/2004+...............   10.09      0.16         (0.19)       (0.03)     (0.16)
      Year ended 12/31/2003.....................   10.28      0.27          0.11         0.38      (0.27)
      Year ended 12/31/2002.....................    9.86      0.37          0.45         0.82      (0.37)
      Year ended 12/31/2001.....................    9.60      0.43          0.31         0.74      (0.43)
      Period from 8/7/2000++ to 12/31/2000......    9.41      0.22          0.19         0.41      (0.22)
    Class K:
      Six months ended 6/30/2004+...............   10.10      0.18         (0.19)       (0.01)     (0.18)
      Year ended 12/31/2003.....................   10.29      0.31          0.11         0.42      (0.31)
      Year ended 12/31/2002.....................    9.87      0.40          0.45         0.85      (0.40)
      Period from 5/15/2001++ to 12/31/2001.....    9.68      0.28          0.24         0.52      (0.28)
The Guardian Low Duration Bond Fund
    Class A:
      Six months ended 6/30/2004+...............   10.02      0.11         (0.09)        0.02      (0.11)
      Period from 7/30/2003++ to 12/31/2003.....   10.00      0.08          0.02         0.10      (0.08)
    Class B:
      Six months ended 6/30/2004+...............   10.02      0.07         (0.09)       (0.02)     (0.07)
      Period from 7/30/2003++ to 12/31/2003.....   10.00      0.05          0.02         0.07      (0.05)
    Class C:
      Six months ended 6/30/2004+...............   10.02      0.07         (0.09)       (0.02)     (0.07)
      Period from 7/30/2003++ to 12/31/2003.....   10.00      0.05          0.02         0.07      (0.05)
    Class K:
      Six months ended 6/30/2004+...............   10.02      0.09         (0.09)        0.00      (0.09)
      Period from 7/30/2003++ to 12/31/2003.....   10.00      0.06          0.02         0.08      (0.06)
The Guardian High Yield Bond Fund
    Class A:
      Six months ended 6/30/2004+...............    7.45      0.27         (0.18)        0.09      (0.27)
      Year ended 12/31/2003.....................    6.69      0.54          0.76         1.30      (0.54)
      Year ended 12/31/2002.....................    7.19      0.55         (0.50)        0.05      (0.55)
      Year ended 12/31/2001.....................    7.66      0.69         (0.47)        0.22      (0.69)
      Year ended 12/31/2000.....................    8.98      0.77         (1.32)       (0.55)     (0.77)
      Year ended 12/31/1999.....................    9.84      0.78         (0.84)       (0.06)     (0.78)
    Class B:
      Six months ended 6/30/2004+...............    7.45      0.24         (0.18)        0.06      (0.24)
      Year ended 12/31/2003.....................    6.69      0.48          0.76         1.24      (0.48)
      Year ended 12/31/2002.....................    7.18      0.50         (0.49)        0.01      (0.50)
      Year ended 12/31/2001.....................    7.66      0.64         (0.48)        0.16      (0.64)
      Year ended 12/31/2000.....................    8.97      0.68         (1.31)       (0.63)     (0.68)
      Year ended 12/31/1999.....................    9.83      0.67         (0.84)       (0.17)     (0.67)
    Class C:
      Six months ended 6/30/2004+...............    7.45      0.24         (0.18)        0.06      (0.24)
      Year ended 12/31/2003.....................    6.69      0.48          0.76         1.24      (0.48)
      Year ended 12/31/2002.....................    7.18      0.50         (0.49)        0.01      (0.50)
      Year ended 12/31/2001.....................    7.65      0.64         (0.47)        0.17      (0.64)
      Period from 8/7/2000++ to 12/31/2000......    8.47      0.28         (0.82)       (0.54)     (0.28)
    Class K:
      Six months ended 6/30/2004+...............    7.45      0.26         (0.17)        0.09      (0.26)
      Year ended 12/31/2003.....................    6.69      0.51          0.76         1.27      (0.51)
      Year ended 12/31/2002.....................    7.19      0.53         (0.50)        0.03      (0.53)
      Period from 5/15/2001++ to 12/31/2001.....    7.68      0.39         (0.49)       (0.10)     (0.39)


 +Unaudited.
++Commencement of operations.

--------------------------------------------------------------------------------

 Distributions
      from                                                          Ratios/Supplemental Data
  Net Realized                        ------------------------------------------------------------------------------------
    Gain on                                                                Expenses                     Net
  Investments    Net Asset              Net Assets,                       (excluding                 Investment
  and Foreign     Value,                  End of          Expenses     interest expense)  Expenses     Income    Portfolio
Currency Related  End of     Total        Period         to Average       to average     Subsidized  to Average  Turnover
  Transactions    Period    Return*   (000's Omitted) Net Assets(a)(b)   Net Assets(a)     by GIS    Net Assets    Rate
---------------- --------- -------    --------------- ---------------- ----------------- ----------  ----------  ---------
     $(0.04)      $ 9.86     0.01%(c)    $122,642           0.85%(d)         0.85%(d)       0.14%(d)    3.90%(d)     97%
      (0.30)       10.09     4.53         143,536           0.85             0.85           0.11        3.40        257
      (0.03)       10.28     9.25         170,658           0.85             0.85           0.08        4.37        275
      (0.05)        9.86     8.55         144,900           0.86             0.85           0.09        5.11        414
         --         9.61     9.81         124,805           0.85             0.85           0.09        6.41        344
      (0.03)        9.33    (1.02)        139,661           0.81             0.80           0.13        5.49        271
      (0.04)        9.86    (0.36)(c)      17,021           1.60(d)          1.60(d)        0.29(d)     3.15(d)      97
      (0.30)       10.09     3.75          18,374           1.60             1.60           0.27        2.65        257
      (0.03)       10.28     8.43          19,308           1.60             1.60           0.27        3.58        275
      (0.05)        9.86     7.86          13,036           1.61             1.60           0.31        4.31        414
         --         9.60     4.40 (c)       8,493           1.60(d)          1.60(d)        0.34(d)     5.78(d)     344
      (0.04)        9.86    (0.36)(c)      11,099           1.60(d)          1.60(d)        0.34(d)     3.15(d)      97
      (0.30)       10.09     3.75          11,206           1.60             1.60           0.35        2.66        257
      (0.03)       10.28     8.44          10,753           1.60             1.60           0.36        3.64        275
      (0.05)        9.86     7.85           9,090           1.61             1.60           0.36        4.36        414
         --         9.60     4.39 (c)       8,356           1.60(d)          1.60(d)        0.34(d)     5.78(d)     344
      (0.04)        9.87    (0.19)(c)      10,119           1.25(d)          1.25(d)        0.07(d)     3.50(d)      97
      (0.30)       10.10     4.11           9,820           1.25             1.25           0.05        3.00        257
      (0.03)       10.29     8.81           9,213           1.25             1.25           0.03        4.00        275
      (0.05)        9.87     5.43 (c)       8,436           1.26(d)          1.25(d)        0.08(d)     4.48(d)     414
         --         9.93     0.21 (c)       8,976           0.80(d)            --           0.75(d)     2.24(d)      24
         --        10.02     0.99 (c)       8,457           0.80(d)            --           1.20(d)     1.87(d)      97
         --         9.93    (0.16)(c)       8,032           1.55(d)            --           0.77(d)     1.49(d)      24
         --        10.02     0.67 (c)       7,743           1.55(d)            --           1.20(d)     1.11(d)      97
         --         9.93    (0.16)(c)       7,733           1.55(d)            --           0.78(d)     1.49(d)      24
         --        10.02     0.67 (c)       7,611           1.55(d)            --           1.21(d)     1.11(d)      97
         --         9.93     0.01 (c)       7,610           1.20(d)            --           0.43(d)     1.84(d)      24
         --        10.02     0.82 (c)       7,565           1.20(d)            --           0.97(d)     1.46(d)      97
         --         7.27     1.23 (c)      42,575           0.85(d)            --           0.40(d)     7.40(d)      49
         --         7.45    20.11          42,589           0.85               --           0.42        7.59        153
         --         6.69     0.96          33,894           0.85               --           0.45        8.17         69
         --         7.19     2.87          33,797           0.85               --           0.47        9.21        141
         --         7.66    (6.53)         38,646           0.85               --           0.38        9.03        163
      (0.02)        8.98    (0.63)         54,178           0.75               --           0.40        8.34        152
         --         7.27     0.86 (c)       9,892           1.60(d)            --           0.64(d)     6.64(d)      49
         --         7.45    19.22          10,018           1.60               --           0.72        6.85        153
         --         6.69     0.35           8,336           1.60               --           0.77        7.42         69
         --         7.18     1.96           8,182           1.60               --           0.78        8.42        141
         --         7.66    (7.32)          7,567           1.74               --           0.77        8.37        163
      (0.02)        8.97    (1.78)          3,184           1.87               --           1.00        7.22        152
         --         7.27     0.86 (c)       9,441           1.60(d)            --           0.63(d)     6.65(d)      49
         --         7.45    19.22           9,316           1.60               --           0.71        6.85        153
         --         6.69     0.35           7,710           1.60               --           0.77        7.42         69
         --         7.18     2.09           7,657           1.60               --           0.71        8.43        141
         --         7.65    (6.42)(c)       7,491           1.60(d)            --           0.63(d)     8.74(d)     163
         --         7.28     1.17 (c)       9,843           1.25(d)            --           0.31(d)     7.00(d)      49
         --         7.45    19.63           9,581           1.25               --           0.33        7.20        153
         --         6.69     0.55           7,944           1.25               --           0.35        7.77         69
         --         7.19    (1.31)(c)       7,893           1.25(d)            --           0.41(d)     8.36(d)     141

* Excludes the effect of sales load.
(a)After expenses subsidized by GIS.
(b)Expense ratio includes interest expense associated with reverse repurchase agreements.
(c)Not annualized.
(d)Annualized.

--------------------------------------------------------------------------------

..   The Park Avenue Portfolio

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                                                                       Net Realized
                                                                       & Unrealized
                                                                      Gain/(Loss) on
                                                                       Investments   Increase/
                                                 Net Asset             and Foreign   (Decrease) Dividends
                                                  Value,      Net        Currency       from     from Net
                                                 Beginning Investment    Related     Investment Investment
                                                 of Period   Income    Transactions  Operations   Income
                                                 --------- ---------- -------------- ---------- ----------
The Guardian Tax-Exempt Fund
    Class A:
      Six months ended 6/30/2004+...............  $10.31     $ 0.17       $(0.32)      $(0.15)   $ (0.17)
      Year ended 12/31/2003.....................   10.51       0.37         0.18         0.55      (0.37)
      Year ended 12/31/2002.....................   10.09       0.40         0.61         1.01      (0.40)
      Year ended 12/31/2001.....................   10.10       0.41         0.06         0.47      (0.41)
      Year ended 12/31/2000.....................    9.40       0.43         0.70         1.13      (0.43)
      Year ended 12/31/1999.....................   10.13       0.40        (0.73)       (0.33)     (0.40)
    Class C:
      Six months ended 6/30/2004+...............   10.31       0.13        (0.32)       (0.19)     (0.13)
      Year ended 12/31/2003.....................   10.51       0.29         0.18         0.47      (0.29)
      Year ended 12/31/2002.....................   10.09       0.32         0.61         0.93      (0.32)
      Year ended 12/31/2001.....................   10.10       0.34         0.06         0.40      (0.34)
      Period from 8/7/2000++ to 12/31/2000......    9.77       0.14         0.33         0.47      (0.14)
The Guardian Cash Management Fund
    Class A:
      Six months ended 6/30/2004+...............   1.000      0.001           --           --     (0.001)
      Year ended 12/31/2003.....................   1.000      0.004           --           --     (0.004)
      Year ended 12/31/2002.....................   1.000      0.009           --           --     (0.009)
      Year ended 12/31/2001.....................   1.000      0.032           --           --     (0.032)
      Year ended 12/31/2000.....................   1.000      0.056           --           --     (0.056)
      Year ended 12/31/1999.....................   1.000      0.044           --           --     (0.044)
    Class B:
      Six months ended 6/30/2004+...............   1.000      0.001           --           --     (0.001)
      Year ended 12/31/2003.....................   1.000      0.002           --           --     (0.002)
      Year ended 12/31/2002.....................   1.000      0.002           --           --     (0.002)
      Year ended 12/31/2001.....................   1.000      0.025           --           --     (0.025)
      Year ended 12/31/2000.....................   1.000      0.052           --           --     (0.052)
      Year ended 12/31/1999.....................   1.000      0.044           --           --     (0.044)
    Class C:
      Six months ended 6/30/2004+...............   1.000      0.001           --           --     (0.001)
      Year ended 12/31/2003.....................   1.000      0.002           --           --     (0.002)
      Year ended 12/31/2002.....................   1.000      0.002           --           --     (0.002)
      Year ended 12/31/2001.....................   1.000      0.025           --           --     (0.025)
      Period from 8/7/2000++ to 12/31/2000......   1.000      0.020           --           --     (0.020)
    Class K:
      Six months ended 6/30/2004+...............   1.000      0.001           --           --     (0.001)
      Year ended 12/31/2003.....................   1.000      0.002           --           --     (0.002)
      Year ended 12/31/2002.....................   1.000      0.005           --           --     (0.005)
      Period from 5/15/2001++ to 12/31/2001.....   1.000      0.013           --           --     (0.013)


 +Unaudited.
++Commencement of operations.

--------------------------------------------------------------------------------

 Distributions
      from                                                 Ratios/Supplemental Data
  Net Realized                         ----------------------------------------------------------------
    Gain on                                                                           Net
  Investments    Net Asset               Net Assets,                               Investment
  and Foreign     Value,                   End of        Expenses       Expenses     Income    Portfolio
Currency Related  End of     Total         Period       to Average     Subsidized  to Average  Turnover
  Transactions    Period    Return*    (000's Omitted) Net Assets(a)     by GIS    Net Assets    Rate
---------------- --------- -------     --------------- -------------   ----------  ----------  ---------
     $(0.00)(b)   $ 9.99    (1.39)%(c)    $ 77,756         0.88%(d)(e)    0.12%(e)    3.40%(e)     94%
      (0.38)       10.31     5.34           80,025         0.89(d)        0.09        3.52         68
      (0.19)       10.51    10.20          113,852         0.87(d)        0.06        3.85         99
      (0.07)       10.09     4.78          107,676         0.91(d)        0.09        4.03        181
         --        10.10    12.29           97,185         0.88(d)        0.07        4.43        124
      (0.00)(b)     9.40    (3.29)          97,908         0.86(d)        0.08        4.11        144
      (0.00)(b)     9.99    (1.76)(c)       10,191         1.63(d)(e)     0.36(e)     2.65(e)      94
      (0.38)       10.31     4.54           10,553         1.64(d)        0.36        2.77         68
      (0.19)       10.51     9.37            9,741         1.62(d)        0.37        3.11         99
      (0.07)       10.09     3.99            8,783         1.66(d)        0.37        3.28        181
         --        10.10     4.87 (c)        8,391         1.65(d)(e)     0.31(e)     3.62(e)     124
         --        1.000     0.13 (c)      469,517         0.85(e)        0.06(e)     0.26(e)      --
         --        1.000     0.37          529,321         0.85           0.05        0.38         --
         --        1.000     0.95          658,159         0.85           0.02        0.94         --
         --        1.000     3.27          606,045         0.85           0.04        3.13         --
         --        1.000     5.69          462,183         0.85           0.07        5.57         --
         --        1.000     4.45          390,106         0.85           0.09        4.41         --
         --        1.000     0.13 (c)        9,929         1.60(e)        0.23(e)     0.26(e)      --
         --        1.000     0.21           12,498         1.60           0.16        0.21         --
         --        1.000     0.23           18,485         1.60           0.37        0.22         --
         --        1.000     2.48           15,685         1.60           0.12        2.37         --
         --        1.000     5.34           11,860         1.14           0.63        5.25         --
         --        1.000     4.45           13,782         0.85           0.93        4.41         --
         --        1.000     0.13 (c)        8,622         1.60(e)        0.06(e)     0.26(e)      --
         --        1.000     0.21            9,086         1.60           0.05        0.21         --
         --        1.000     0.22            9,330         1.60           0.25        0.22         --
         --        1.000     2.48            8,492         1.60           0.04        2.47         --
         --        1.000     2.03 (c)        8,193         1.60(e)        0.13(e)     5.06(e)      --
         --        1.000     0.08 (c)        9,338         1.25(e)          --        0.16         --
         --        1.000     0.18            9,682         1.25             --        0.18         --
         --        1.000     0.55            8,500         1.25             --        0.54         --
         --        1.000     1.26 (c)        8,125         1.25(e)        0.01(e)     1.99(e)      --

* Excludes the effect of sales load.
(a)After expenses subsidized by GIS.
(b)Rounds to less than $0.01.
(c)Not annualized.
(d)Before offset of custody credits. Including the custody credits in Class A, the expense ratio is 0.80% for 1999 and 0.85% for 2000, 2001, 2002, 2003 and
   6/30/2004; in Class C the expense ratio is 1.60% for 2000, 2001, 2002, 2003 and 6/30/2004.
(e)Annualized.

--------------------------------------------------------------------------------

..  Trustees

  Dennis J. Manning, CLU, ChFC -- Chair
  Frank J. Fabozzi, Ph.D.
  Arthur V. Ferrara, CLU
  Leo R. Futia, CLU
  William W. Hewitt, Jr
  Sidney I. Lirtzman, Ph.D.
  Carl W. Schafer
  Robert G. Smith, Ph.D.

..  Officers

  Thomas G. Sorell -- President
  Joseph A. Caruso
  Howard W. Chin
  Robert J. Crimmins, Jr.
  Richard A. Cumiskey
  Richard A. Goldman
  Alexander M. Grant, Jr.
  Edward H. Hocknell
  Jonathan C. Jankus
  Stewart M. Johnson
  Peter J. Liebst
  R. Robin Menzies
  Nydia Morrison
  John B. Murphy
  Karen L. Olvany
  Frank L. Pepe
  Richard T. Potter, Jr.
  Robert A. Reale
  Donald P. Sullivan, Jr.
  Mathew P. Ziehl

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or depository institution, nor are they federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board, the National Credit Union Association or any other agency. They involve investment risk, including possible loss of principal amount invested.

This report is authorized for distribution to the public only when accompanied or preceded by a current prospectus for the funds which comprise The Park Avenue Portfolio.
..  Investment Adviser & Distributor

  Guardian Investor Services LLC
  7 Hanover Square
  New York, New York 10004

..  Custodian of Assets

  State Street Bank and Trust Company
  Custody Division
  1776 Heritage Drive
  North Quincy, Massachusetts 02171

..  Shareholder Servicing Agent, Transfer Agent & Dividend Paying Agent for
   State Street Bank and Trust Company

  Boston Financial Data Services
  Post Office Box 219611
  Kansas City, Missouri 64121-9611

..  Independent Auditors

  Ernst & Young LLP
  200 Clarendon Street
  Boston, MA 02116

..  Proxy Voting Policies and Procedures

  A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by calling 800-221-3253 or by logging on to www.guardianinvestor.com or the Securities and Exchange Commission's website at www.sec.gov.

[LOGO] Guardian

Guardian Investor Services LLC
7 Hanover Square
New York, New York 10004

                                          PRSRT STANDARD
                                          U.S. POSTAGE PAID
           [LOGO] Guardian                BOWNE FULFILLMENT SOLUTIONS

           Guardian Investor Services LLC
           7 Hanover Square
           New York, NY 10004


EB 011566 (6/04)

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual reports.

ITEM 5.  AUDIT COMMITTE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 10. CONTROLS AND PROCEDURES.

a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications by the registrant's certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b)    A certification by the registrant's certifying officers, pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Park Avenue Portfolio

By: /s/ Thomas G. Sorell
    ----------------------------
    Thomas G. Sorell
    President of
    The Park Avenue Portfolio

Date:   August 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas G. Sorell
    ----------------------------
    Thomas G. Sorell
    President of
    The Park Avenue Portfolio

Date:   August 27, 2004





By: /s/ Frank L. Pepe
    ----------------------------
    Frank L. Pepe
    Vice President and Treasurer of
    The Park Avenue Portfolio

Date:   August 27, 2004